UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya CBRE Global Infrastructure Fund

Voya CBRE Long/Short Fund

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global High Dividend Low Volatility Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Australia: 8.2%
185,589		Spark Infrastructure Group	$371,549	1.0
232,685		Sydney Airport	1,254,223	3.4
153,116		Transurban Group - Stapled Security	1,398,336	3.8
			3,024,108	8.2

		Canada: 11.3%
7,300		Canadian Pacific Railway Ltd.	1,142,881	3.1
37,100		Fortis, Inc.	1,352,770	3.7
23,400	#	Hydro One Ltd.	419,670	1.1
37,000		Pembina Pipeline Corp.	1,260,983	3.4
			4,176,304	11.3

		China: 1.5%
404,000		Guangdong Investment Ltd.	568,525	1.5

		France: 4.1%
17,084		Vinci S.A.	1,529,805	4.1

		Italy: 5.5%
40,691		Atlantia S.p.A	1,237,789	3.3
95,324		Enel S.p.A.	543,755	1.5
37,377	#	Infrastrutture Wireless Italiane SpA	241,145	0.7
			2,022,689	5.5

		Japan: 5.4%
13,500		East Japan Railway Co.	1,266,061	3.4
10,300		West Japan Railway Co.	739,326	2.0
			2,005,387	5.4

		Mexico: 2.8%
57,400		Grupo Aeroportuario del C	362,569	1.0
300,000		OHL Mexico SAB de CV	389,271	1.0
25,500		Promotora y Operadora de Infraestructura SAB de CV	279,759	0.8
			1,031,599	2.8

		Spain: 10.0%
5,939	#	Aena SA	1,160,762	3.2
26,212	#	Cellnex Telecom SA	589,568	1.6
54,731		Ferrovial SA	1,180,260	3.2
38,280		Iberdrola S.A.	301,758	0.8
21,041		Red Electrica Corp. SA	450,768	1.2
			3,683,116	10.0

		Switzerland: 1.8%
2,647		Flughafen Zuerich AG	675,088	1.8

		United Kingdom: 4.3%
74,766		National Grid PLC	925,146	2.5
36,610		SSE PLC	666,243	1.8
			1,591,389	4.3

		United States: 43.2%
19,800		American Electric Power Co., Inc.	1,396,692	3.8
3,500		American Tower Corp.	477,155	1.3
8,300		American Water Works Co., Inc.	673,130	1.8
9,200		Atmos Energy Corp.	798,192	2.2
11,900	@	Cheniere Energy, Inc.	537,880	1.5
21,000		Crown Castle International Corp.	2,112,180	5.7
11,900		CSX Corp.	587,146	1.6
4,600		DTE Energy Co.	492,476	1.3
11,029	@	Enbridge Energy Management LLC	167,420	0.5
4,310		Eversource Energy	262,005	0.7
17,200		Great Plains Energy, Inc.	530,792	1.4
11,100	@	Hess Midstream Partners L.P.	234,654	0.6
14,200		Kinder Morgan, Inc.	290,106	0.8
7,600		Macquarie Infrastructure Co. LLC	576,156	1.6
7,470		NextEra Energy, Inc.	1,091,292	2.9
1,400		Norfolk Southern Corp.	157,612	0.4
36,500		NRG Yield, Inc. - Class A	665,395	1.8
20,400		PG&E Corp.	1,380,876	3.7
16,600		Pattern Energy Group, Inc.	416,660	1.1
9,100		Sempra Energy	1,028,391	2.8
13,366		Targa Resources Corp.	620,316	1.7
29,200		Williams Cos., Inc.	927,976	2.5
11,500		Xcel Energy, Inc.	544,065	1.5
			15,968,567	43.2

	Total Common Stock (Cost $32,660,384)		36,276,577	98.1

SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 1.3%
462,482		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
		(Cost $462,482)	462,482	1.3

	Total Short-Term Investments (Cost $462,482)		462,482	1.3

	Total Investments in Securities (Cost $33,122,866)		$36,739,059	99.4
	Assets in Excess of Other Liabilities		234,226	0.6
	Net Assets		$36,973,285	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $33,289,115.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,029,499
Gross Unrealized Depreciation	(579,555)

Net Unrealized Appreciation	$3,449,944

Industry Diversification	Percentage of Net Assets
Electric Utilities	25.1%
Oil & Gas Storage & Transportation	11.0
Airport Services	11.0
Railroads	10.5
Highways & Railtracks	8.9
Construction & Engineering	7.3
Specialized REITs	7.0
Multi-Utilities	6.6
Water Utilities	3.3
Integrated Telecommunication Services	2.3
Gas Utilities	2.2
Independent Power Producers & Energy Traders	1.8
Renewable Electricity	1.1
Assets in Excess of Other Liabilities*	1.9
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,024,108	$–	$3,024,108
Canada	4,176,304	–	–	4,176,304
China	–	568,525	–	568,525
France	–	1,529,805	–	1,529,805
Italy	241,145	1,781,544	–	2,022,689
Japan	–	2,005,387	–	2,005,387
Mexico	1,031,599	–	–	1,031,599
Spain	–	3,683,116	–	3,683,116
Switzerland	–	675,088	–	675,088
United Kingdom	–	1,591,389	–	1,591,389
United States	15,968,567	–	–	15,968,567
Total Common Stock	21,417,615	14,858,962	–	36,276,577
Short-Term Investments	462,482	–	–	462,482
Total Investments, at fair value	$21,880,097	$14,858,962	$–	$36,739,059
Other Financial Instruments+
Forward Foreign Currency Contracts	–	110	–	110
Total Assets	$21,880,097	$14,859,072	$–	$36,739,169
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(56)	$–	$(56)
Total Liabilities	$–	$(56)	$–	$(56)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya CBRE Global Infrastructure Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya CBRE Global Infrastructure Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 680,384	USD 38,275	The Bank of New York Mellon	08/02/17	$(56)
USD 63,926	MXN 1,136,087	The Bank of New York Mellon	08/02/17	110
				$54

Currency Abbreviations
MXN	-	Mexican Peso
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$110
Total Asset Derivatives		$110

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$56
Total Liability Derivatives		$56

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

The Bank of New York Mellon
Assets:
Forward foreign currency contracts	$110
Total Assets	$110

Liabilities:
Forward foreign currency contracts	$56
Total Liabilities	$56

Net OTC derivative instruments by counterparty, at fair value	$54

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$54

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 102.6%
		Diversified Real Estate Activities: 4.7%
1,855,700		CapitaLand Ltd.	$5,048,131	1.7
246,000		Mitsui Fudosan Co., Ltd.	5,645,757	1.8
416,000		Wharf Holdings Ltd.	3,535,853	1.2
			14,229,741	4.7

		Diversified REITs: 9.4%
129,100		Gramercy Property Trust	3,901,402	1.3
189,600		Liberty Property Trust	7,966,992	2.6
252,900		STORE Capital Corp.	5,915,331	1.9
1,300,016	s	VEREIT, Inc.	10,803,133	3.6
			28,586,858	9.4

		Health Care REITs: 9.1%
262,900		Healthcare Trust of America, Inc.	8,042,111	2.7
376,878		Physicians Realty Trust	7,017,468	2.3
91,700		Ventas, Inc.	6,175,995	2.0
87,200		Welltower, Inc.	6,399,608	2.1
			27,635,182	9.1

		Hotel & Resort REITs: 4.6%
412,800	s	Park Hotels & Resorts, Inc.	11,116,704	3.6
188,600		Sunstone Hotel Investors, Inc.	3,070,408	1.0
			14,187,112	4.6

		Hotels, Resorts & Cruise Lines: 0.5%
25,000		Hilton Worldwide Holdings, Inc.	1,563,250	0.5

		Industrial REITs: 6.8%
143,842	s	DCT Industrial Trust, Inc.	8,104,058	2.6
210,300	s	ProLogis, Inc.	12,788,343	4.2
			20,892,401	6.8

		Office REITs: 15.8%
90,081	s	Alexandria Real Estate Equities, Inc.	10,922,321	3.6
184,500		Brandywine Realty Trust	3,101,445	1.0
46,824		Derwent London PLC	1,759,299	0.6
291,900	s	Hudson Pacific Properties, Inc.	9,550,968	3.1
86,900		Kilroy Realty Corp.	6,031,729	2.0
106,450	s	SL Green Realty Corp.	10,993,092	3.6
72,223		Vornado Realty Trust	5,730,895	1.9
			48,089,749	15.8

		Real Estate Development: 1.0%
399,000		Cheung Kong Property Holdings Ltd.	3,226,642	1.0

		Real Estate Operating Companies: 2.0%
495,600		Hongkong Land Holdings Ltd. - HKL	3,724,181	1.2
241,446		Inmobiliaria Colonial SA	2,252,070	0.8
			5,976,251	2.0

		Residential REITs: 11.9%
32,800		AvalonBay Communities, Inc.	6,309,080	2.1
122,400	s	Equity Residential	8,330,544	2.7
284,900		Invitation Homes, Inc.	6,074,068	2.0
88,300	s	Sun Communities, Inc.	7,859,583	2.6
197,683		UDR, Inc.	7,727,429	2.5
			36,300,704	11.9

		Retail REITs: 17.0%
879,118		British Land Co. PLC	7,083,858	2.3
245,000		Brixmor Property Group, Inc.	4,799,550	1.6
470,963	s	GGP, Inc.	10,648,474	3.5
303,100		Kimco Realty Corp.	6,116,558	2.0
288,400		Pennsylvania Real Estate Investment Trust	3,429,076	1.1
116,400	s	Regency Centers Corp.	7,708,008	2.5
76,500	s	Simon Property Group, Inc.	12,125,250	4.0
			51,910,774	17.0

		Specialized REITs: 19.8%
92,600		Crown Castle International Corp.	9,313,708	3.0
178,200		CubeSmart	4,394,412	1.4
55,100		CyrusOne, Inc.	3,290,021	1.1
25,200	s	Equinix, Inc.	11,358,396	3.7
103,000	s	Extra Space Storage, Inc.	8,188,500	2.7
176,100		Gaming and Leisure Properties, Inc.	6,681,234	2.2
67,400		QTS Realty Trust, Inc.	3,603,878	1.2
207,000		The Geo Group, Inc.	6,075,450	2.0
227,300		Weyerhaeuser Co.	7,505,446	2.5
			60,411,045	19.8

	Total Common Stock (Cost $306,573,329)		313,009,709	102.6

SECURITIES SOLD SHORT: -33.8%
		Diversified REITs: -0.6%
(51,300)		Washington Real Estate Investment Trust	(1,714,959)	(0.6)

		Exchange-Traded Funds: -20.6%
(369,200)		iShares U.S. Real Estate ETF	(29,779,672)	(9.7)
(394,400)		Vanguard REIT	(33,232,144)	(10.9)
			(63,011,816)	(20.6)

		Health Care REITs: -0.8%
(191,200)		Medical Properties Trust, Inc.	(2,481,776)	(0.8)

		Hotel & Resort REITs: -1.6%
(167,600)		Hospitality Properties Trust	(4,870,456)	(1.6)

		Office REITs: -1.0%
(140,200)		Columbia Property Trust, Inc.	(3,049,350)	(1.0)

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SECURITIES SOLD SHORT: (continued)
	Residential REITs: -2.7%
(149,400)	Apartment Investment & Management Co. - Class A	$(6,805,170)	(2.2)
(39,900)	Education Realty Trust, Inc.	(1,498,245)	(0.5)
		(8,303,415)	(2.7)

	Retail REITs: -3.3%
(178,000)	Realty Income Corp.	(10,156,680)	(3.3)

	Specialized REITs: -3.2%
(42,100)	Iron Mountain, Inc.	(1,537,288)	(0.5)
(39,500)	Public Storage, Inc.	(8,120,015)	(2.7)
		(9,657,303)	(3.2)

	Total Securities Sold Short
	(Proceeds $(101,126,048))	(103,245,755)	(33.8)

	Total Long-Term Investments
	(Cost $205,447,281)	209,763,954	68.8

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
84,921	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $84,921)	84,921	0.0

	Total Short-Term Investments
	(Cost $84,921)	84,921	0.0

	Total Investments in Securities (Cost $205,532,202)	$209,848,875	68.8
	Assets in Excess of Other Liabilities	95,253,585	31.2
	Net Assets	$305,102,460	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
s	All or a portion of this security is pledged to cover open securities sold short at July 31, 2017.

Cost for federal income tax purposes is $208,714,732.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,923,827
Gross Unrealized Depreciation	(11,789,684)

Net Unrealized Appreciation	$1,134,143

Voya CBRE Long/Short Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Diversified Real Estate Activities	$–	$14,229,741	$–	$14,229,741
Diversified REITs	28,586,858	–	–	28,586,858
Health Care REITs	27,635,182	–	–	27,635,182
Hotel & Resort REITs	14,187,112	–	–	14,187,112
Hotels, Resorts & Cruise Lines	1,563,250	–	–	1,563,250
Industrial REITs	20,892,401	–	–	20,892,401
Office REITs	46,330,450	1,759,299	–	48,089,749
Real Estate Development	–	3,226,642	–	3,226,642
Real Estate Operating Companies	–	5,976,251	–	5,976,251
Residential REITs	36,300,704	–	–	36,300,704
Retail REITs	44,826,916	7,083,858	–	51,910,774
Specialized REITs	60,411,045	–	–	60,411,045
Total Common Stock	280,733,918	32,275,791	–	313,009,709
Securities Sold Short	(103,245,755)	–	–	(103,245,755)
Short-Term Investments	84,921	–	–	84,921
Total Investments, at fair value	$177,573,084	$32,275,791	$–	$209,848,875

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
695,666	Voya Emerging Markets Corporate Debt Fund - Class P	$6,998,400	32.6
660,731	Voya Emerging Markets Hard Currency Debt Fund - Class P	6,494,985	30.3
935,168	Voya Emerging Markets Local Currency Debt Fund - Class P	7,303,661	34.1

	Total Mutual Funds
	(Cost $20,118,659)	20,797,046	97.0

SHORT-TERM INVESTMENTS: 2.2%
	Mutual Funds: 2.2%
478,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $478,000)	478,000	2.2

	Total Short-Term Investments
	(Cost $478,000)	478,000	2.2

	Total Investments in Securities (Cost $20,596,659)	$21,275,046	99.2
	Assets in Excess of Other Liabilities	169,328	0.8
	Net Assets	$21,444,374	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.

Cost for federal income tax purposes is $20,601,162.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$673,884
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$673,884

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$20,797,046	$–	$–	$20,797,046
Short-Term Investments	478,000	–	–	478,000
Total Investments, at fair value	$21,275,046	$–	$–	$21,275,046

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,193,801	$703,542	$-	$101,056	$6,998,400	$233,542	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	6,104,643	338,636	-	51,706	6,494,985	$213,635	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	5,128,417	1,824,412	-	350,832	7,303,661	$99,414	-	-
	$17,426,861	$2,866,590	$-	$503,594	$20,797,046	$546,591	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.2%
106,653	iShares MSCI EAFE Index Fund	$7,138,285	18.2

	Total Exchange-Traded Funds
	(Cost $6,534,040)	7,138,285	18.2

MUTUAL FUNDS: 81.8%
	Affiliated Investment Companies: 81.8%
251,718	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,098,650	7.9
1,479,491	Voya Multi-Manager International Equity Fund - Class I	17,591,154	44.8
888,237	Voya Multi-Manager International Factors Fund - Class I	9,406,429	24.0
34,031	Voya Multi-Manager International Small Cap Fund - Class I	2,011,600	5.1

	Total Mutual Funds
	(Cost $24,919,506)	32,107,833	81.8

	Total Investments in Securities (Cost $31,453,546)	$39,246,118	100.0
	Assets in Excess of Other Liabilities	1,229	0.0
	Net Assets	$39,247,347	100.0

Cost for federal income tax purposes is $31,829,774.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,416,344
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$7,416,344

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,138,285	$–	$–	$7,138,285
Mutual Funds	32,107,833	–	–	32,107,833
Total Investments, at fair value	$39,246,118	$–	$–	$39,246,118

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,246,412	$900,310	$(615,971)	$567,899	$3,098,650	$23,613	$43,570	$-
Voya Multi-Manager International Equity Fund - Class I	20,198,338	622,016	(5,593,006)	2,363,806	17,591,154	$349,471	422,862	-
Voya Multi-Manager International Factors Fund - Class I	12,109,708	1,488,888	(5,245,149)	1,052,982	9,406,429	$173,736	690,719	-
Voya Multi-Manager International Small Cap Fund - Class I	2,244,548	25,265	(271,953)	13,740	2,011,600	$22,416	411,086	-
	$36,799,006	$3,036,479	$(11,726,079)	$3,998,427	$32,107,833	$569,236	$1,568,237	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.5%
		Argentina: 0.4%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,112,500	0.4

		Brazil: 0.7%
1,600,000	L	Petrobras Global Finance BV, 8.750%, 05/23/26	1,884,000	0.7

		Canada: 0.3%
265,000	#	Cenovus Energy, Inc., 4.250%, 04/15/27	258,808	0.1
475,000		Goldcorp, Inc., 3.700%, 03/15/23	494,461	0.2
			753,269	0.3

		Chile: 0.3%
250,000	#	Cencosud SA, 4.375%, 07/17/27	250,625	0.1
300,000	#	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	321,169	0.1
200,000	#	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	217,602	0.1
			789,396	0.3

		China: 0.3%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	745,726	0.3

		France: 0.6%
611,000		BPCE SA, 2.500%, 12/10/18	616,987	0.2
257,000	#	BPCE SA, 5.150%, 07/21/24	276,819	0.1
256,000	#	Electricite de France SA, 2.350%, 10/13/20	258,512	0.1
500,000	#	SFR Group SA, 6.000%, 05/15/22	523,740	0.2
			1,676,058	0.6

		Guernsey: 0.3%
662,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	672,301	0.3

		India: 0.2%
492,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	499,995	0.2

		Indonesia: 0.2%
200,000		Pertamina Persero PT, 4.300%, 05/20/23	208,794	0.1
400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	439,520	0.1
			648,314	0.2

		Ireland: 0.3%
341,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	370,343	0.1
453,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	446,830	0.2
			817,173	0.3

		Jamaica: 0.2%
243,000		Digicel Ltd., 6.000%, 04/15/21	237,107	0.1
322,000	#	Digicel Ltd., 6.750%, 03/01/23	309,120	0.1
			546,227	0.2

		Japan: 0.6%
770,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	772,613	0.3
255,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	259,257	0.1
375,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	392,363	0.2
			1,424,233	0.6

		Kazakhstan: 0.3%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	672,339	0.3

		Luxembourg: 0.2%
380,000	#	Altice Financing SA, 6.625%, 02/15/23	403,512	0.1
215,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	224,138	0.1
			627,650	0.2

		Mexico: 1.3%
567,000	#	Cemex SAB de CV, 6.125%, 05/05/25	614,486	0.3
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,263,713	0.5
289,000	#	Nemak SA de CV, 5.500%, 02/28/23	299,115	0.1
275,000		Petroleos Mexicanos, 4.500%, 01/23/26	274,423	0.1
325,000		Petroleos Mexicanos, 5.500%, 06/27/44	299,796	0.1
500,000		Petroleos Mexicanos, 6.875%, 08/04/26	568,700	0.2
			3,320,233	1.3

		Netherlands: 1.4%
455,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	490,561	0.2
696,000		Shell International Finance BV, 3.250%, 05/11/25	716,639	0.3
445,000		Shell International Finance BV, 4.000%, 05/10/46	451,248	0.2
290,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	275,104	0.1
840,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	804,964	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Netherlands: (continued)
750,000	#	VimpelCom Holdings BV, 4.950%, 06/16/24	$756,563	0.3
			3,495,079	1.4

		Norway: 0.1%
382,000		Statoil ASA, 2.450%, 01/17/23	381,099	0.1

		Peru: 0.3%
400,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	407,800	0.2
375,000	#	Petroleos del Peru SA, 4.750%, 06/19/32	385,406	0.1
			793,206	0.3

		Russia: 0.3%
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	432,211	0.2
400,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.550%, 10/28/20	425,990	0.1
			858,201	0.3

		South Africa: 0.2%
500,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	490,014	0.2

		Sweden: 0.3%
666,000	#	Nordea Bank AB, 5.500%, 09/29/49	691,808	0.3

		Switzerland: 0.5%
456,000	#	Credit Suisse AG, 6.500%, 08/08/23	517,617	0.2
604,000		UBS AG/Stamford CT, 7.625%, 08/17/22	720,270	0.3
			1,237,887	0.5

		Trinidad And Tobago: 0.1%
208,333		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	206,250	0.1

		Turkey: 0.3%
650,000	#	Turkiye Garanti Bankasi AS, 6.125%, 05/24/27	650,911	0.3

		United Arab Emirates: 0.5%
1,080,000	#	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21	1,200,729	0.5

		United Kingdom: 1.4%
380,000	#	Anglo American Capital PLC, 4.750%, 04/10/27	406,125	0.1
324,000		Aon PLC, 2.800%, 03/15/21	328,755	0.1
656,000		BP Capital Markets PLC, 3.216%, 11/28/23	674,169	0.3
399,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	451,405	0.2
1,000,000		Santander UK PLC, 2.375%, 03/16/20	1,010,640	0.4
480,000	#	Standard Chartered PLC, 4.300%, 02/19/27	489,189	0.2
220,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	229,625	0.1
			3,589,908	1.4

		United States: 18.9%
502,000		21st Century Fox America, Inc., 5.400%, 10/01/43	587,709	0.2
190,000		AbbVie, Inc., 3.600%, 05/14/25	196,574	0.1
361,000		AbbVie, Inc., 4.300%, 05/14/36	377,007	0.1
105,000		Aetna, Inc., 2.800%, 06/15/23	106,292	0.0
190,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	194,275	0.1
280,000		American Tower Corp., 3.500%, 01/31/23	288,502	0.1
498,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	506,817	0.2
770,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	797,737	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	397,994	0.2
330,000		AT&T, Inc., 3.000%, 06/30/22	334,308	0.1
375,000		AT&T, Inc., 5.150%, 03/15/42	381,502	0.1
488,000		AT&T, Inc., 5.450%, 03/01/47	518,407	0.2
461,000		Bank of America Corp., 3.300%, 01/11/23	473,411	0.2
272,000		Bank of America Corp., 3.875%, 08/01/25	283,813	0.1
508,000		Bank of America Corp., 4.100%, 07/24/23	540,509	0.2
316,000		Bank of America Corp., 4.000%, 04/01/24	334,131	0.1
503,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	500,831	0.2
369,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	417,216	0.2
500,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	526,875	0.2
427,000		CBRE Services, Inc., 5.250%, 03/15/25	470,440	0.2
266,000		CBS Corp., 3.700%, 08/15/24	275,030	0.1
198,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	205,425	0.1
125,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	131,172	0.1
544,000		Celgene Corp., 4.000%, 08/15/23	584,850	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
527,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	$564,334	0.2
325,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	328,250	0.1
699,000		Citigroup, Inc., 4.000%, 08/05/24	725,772	0.3
491,000		Citigroup, Inc., 5.500%, 09/13/25	553,538	0.2
770,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	777,340	0.3
193,000		Comcast Corp., 2.350%, 01/15/27	181,662	0.1
300,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	301,500	0.1
616,000	#	Cox Communications, Inc., 2.950%, 06/30/23	607,287	0.2
868,000		CVS Health Corp., 2.800%, 07/20/20	887,842	0.3
236,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	249,589	0.1
581,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	641,142	0.3
390,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	436,235	0.2
374,000		Discover Bank, 7.000%, 04/15/20	417,391	0.2
330,000		Eastman Chemical Co., 2.700%, 01/15/20	334,353	0.1
758,000		Energy Transfer L.P., 4.900%, 02/01/24	802,373	0.3
616,000		Entergy Corp., 5.125%, 09/15/20	665,831	0.3
404,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	510,379	0.2
252,000		Envision Healthcare Corp., 5.625%, 07/15/22	261,922	0.1
665,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	696,587	0.3
377,000		Fifth Third Bancorp, 8.250%, 03/01/38	565,066	0.2
330,000	#	First Data Corp., 5.750%, 01/15/24	349,800	0.1
590,000		FirstEnergy Corp., 4.250%, 03/15/23	629,774	0.2
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	639,750	0.3
91,000		General Electric Co., 6.750%, 03/15/32	126,473	0.1
395,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	406,558	0.2
289,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	290,502	0.1
907,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	999,697	0.4
55,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	55,859	0.0
694,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	942,111	0.4
530,000		HCA, Inc., 5.250%, 04/15/25	576,375	0.2
377,000		Hess Corp., 5.800%, 04/01/47	385,110	0.2
190,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	196,175	0.1
469,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	473,391	0.2
373,000		Huntington National Bank, 2.200%, 11/06/18	374,960	0.1
248,000		Indiana Michigan Power Co., 7.000%, 03/15/19	267,925	0.1
1,025,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	1,022,438	0.4
430,000		JPMorgan Chase & Co., 2.550%, 03/01/21	433,897	0.2
530,000		JPMorgan Chase & Co., 6.000%, 02/01/66	576,375	0.2
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	235,387	0.1
395,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	381,258	0.1
384,000		Kroger Co., 4.450%, 02/01/47	373,190	0.1
560,000		Level 3 Communications, Inc., 5.750%, 12/01/22	582,400	0.2
394,000		Medtronic, Inc., 3.150%, 03/15/22	411,053	0.2
396,000		Metropolitan Edison Co., 7.700%, 01/15/19	426,241	0.2
300,000		MGM Resorts International, 4.625%, 09/01/26	305,040	0.1
453,000		Morgan Stanley, 3.750%, 02/25/23	473,148	0.2
753,000		Morgan Stanley, 4.100%, 05/22/23	790,824	0.3
370,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	382,256	0.1
295,000		Netflix, Inc., 5.750%, 03/01/24	325,238	0.1
504,000		Newell Brands, Inc., 2.875%, 12/01/19	515,145	0.2
462,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	480,705	0.2
285,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	294,619	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
265,000		Nordstrom, Inc., 5.000%, 01/15/44	$261,683	0.1
365,000	#	Novelis Corp., 5.875%, 09/30/26	385,075	0.2
243,000		Occidental Petroleum Corp., 4.625%, 06/15/45	264,360	0.1
504,000		Oracle Corp., 2.950%, 05/15/25	510,098	0.2
205,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	227,550	0.1
283,000		Pfizer, Inc., 2.750%, 06/03/26	281,611	0.1
598,000		Philip Morris International, Inc., 4.250%, 11/10/44	615,795	0.2
695,000	#	Post Holdings, Inc., 5.000%, 08/15/26	714,981	0.3
250,000		Qualcomm, Inc., 2.600%, 01/30/23	251,663	0.1
240,000		Qualcomm, Inc., 3.250%, 05/20/27	242,073	0.1
286,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	299,665	0.1
335,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	346,725	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/43	424,518	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	607,745	0.2
134,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	135,521	0.1
150,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	157,875	0.1
170,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	173,400	0.1
325,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	336,680	0.1
305,000		SLM Corp., 5.125%, 04/05/22	312,625	0.1
390,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	403,163	0.2
310,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	315,425	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	138,055	0.1
454,000		Synchrony Financial, 4.250%, 08/15/24	471,456	0.2
501,000		TEGNA, Inc., 6.375%, 10/15/23	532,313	0.2
130,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	139,588	0.1
299,000		Time Warner Cable LLC, 5.875%, 11/15/40	333,962	0.1
526,000		Time Warner, Inc., 6.500%, 11/15/36	652,105	0.3
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	837,400	0.3
185,000		United Rentals North America, Inc., 5.500%, 07/15/25	195,869	0.1
300,000	#	Univision Communications, Inc., 5.125%, 02/15/25	301,500	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	682,200	0.3
250,000		Verizon Communications, Inc., 4.125%, 03/16/27	257,161	0.1
351,000		Verizon Communications, Inc., 5.012%, 08/21/54	343,693	0.1
281,000		Viacom, Inc., 4.375%, 03/15/43	249,430	0.1
676,000		Visa, Inc., 3.150%, 12/14/25	692,898	0.3
598,000		Wells Fargo & Co., 4.100%, 06/03/26	625,057	0.2
			48,383,812	18.9

	Total Corporate Bonds/Notes
	(Cost $74,383,769)		78,168,318	30.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.0%
		United States: 14.0%
928,481		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.432%, 05/25/36	870,888	0.3
592,023		Alternative Loan Trust 2005-51 3A2A, 2.066%, 11/20/35	559,777	0.2
187,623		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	149,599	0.1
293,819		Alternative Loan Trust 2007-23CB A3, 1.732%, 09/25/37	188,188	0.1
797,448		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	724,691	0.3
727,061		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	693,854	0.3
132,847		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.732%, 11/25/35	88,074	0.0
9,093,340	^	Fannie Mae 2005-18 SC, 3.418%, 03/25/35	1,005,553	0.4
5,440,457	^	Fannie Mae 2009-106 SA, 5.018%, 01/25/40	910,950	0.4
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.632%, 01/25/24	114,875	0.0
280,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.132%, 07/25/24	296,979	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.232%, 07/25/24	$748,507	0.3
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.232%, 10/25/29	524,027	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.424%, 01/25/30	398,614	0.2
206,734		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/33	227,751	0.1
124,906		Fannie Mae REMIC Trust 2005-74 DK, 19.071%, 07/25/35	201,956	0.1
275,755		Fannie Mae REMIC Trust 2006-104 ES, 27.289%, 11/25/36	494,109	0.2
3,163,785	^	Fannie Mae REMIC Trust 2007-36 SN, 5.538%, 04/25/37	594,736	0.2
464,480		Fannie Mae REMIC Trust 2007-55 DS, 11.920%, 06/25/37	530,523	0.2
2,703,573	^	Fannie Mae REMIC Trust 2008-53 FI, 4.868%, 07/25/38	287,968	0.1
1,330,444	^	Fannie Mae REMIC Trust 2008-58 SM, 4.868%, 07/25/38	217,972	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 11.728%, 09/25/39	237,974	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 11.894%, 09/25/39	125,095	0.0
10,093,178	^	Fannie Mae REMIC Trust 2010-123 SL, 4.838%, 11/25/40	1,627,714	0.6
8,544,122	^	Fannie Mae REMIC Trust 2011-55 SK, 5.328%, 06/25/41	1,661,088	0.6
3,759,039	^	Fannie Mae REMIC Trust 2011-86 NS, 4.718%, 09/25/41	590,067	0.2
1,676,817	^	Fannie Mae REMIC Trust 2012-10 US, 5.218%, 02/25/42	244,936	0.1
4,382,329	^	Fannie Mae REMIC Trust 2012-24 HS, 5.318%, 09/25/40	688,617	0.3
3,405,553	^	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/43	484,969	0.2
1,537,055	^	Fannie Mae Series 2007-9 SE, 4.848%, 03/25/37	240,515	0.1
2,229,193	^	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/33	299,583	0.1
372,383	^	Freddie Mac REMIC Trust 2303 SY, 7.474%, 04/15/31	89,158	0.0
2,515,422	^	Freddie Mac REMIC Trust 2989 GU, 5.774%, 02/15/33	447,200	0.2
2,188,082	^	Freddie Mac REMIC Trust 3271 SB, 4.824%, 02/15/37	336,546	0.1
5,888,908	^	Freddie Mac REMIC Trust 3424 HI, 4.674%, 04/15/38	871,762	0.3
1,927,061	^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	339,596	0.1
3,290,020	^	Freddie Mac REMIC Trust 3710 SL, 4.774%, 05/15/36	198,271	0.1
9,068,857	^	Freddie Mac REMIC Trust 3856 KS, 5.324%, 05/15/41	1,689,580	0.7
3,702,581	^	Freddie Mac REMIC Trust 3925 SD, 4.824%, 07/15/40	478,417	0.2
4,483,010	^	Freddie Mac REMIC Trust 3946 SE, 5.424%, 02/15/41	642,667	0.3
6,024,506	^	Freddie Mac REMIC Trust 4077 SM, 5.474%, 08/15/40	915,641	0.4
1,958,223	^	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/41	290,131	0.1
3,927,560	^	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/39	714,358	0.3
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.232%, 08/25/24	654,836	0.3
560,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.982%, 10/25/24	626,467	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.932%, 04/25/28	351,067	0.1
165,051		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 3.432%, 03/25/25	167,299	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.882%, 12/25/29	614,812	0.2
149,386		Ginnie Mae Series 2007-37 S, 20.806%, 04/16/37	179,997	0.1
521,235		Ginnie Mae Series 2007-8 SP, 18.068%, 03/20/37	767,097	0.3
3,555,130	^	Ginnie Mae Series 2010-116 NS, 5.424%, 09/16/40	596,780	0.2
4,090,783	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	204,630	0.1
1,159,613	^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	153,220	0.1
882,587	^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	12,823	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
6,696,488	^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	$698,662	0.3
1,872,447	^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	246,139	0.1
2,779,189	^	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/43	483,659	0.2
2,571,440	^	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/28	239,415	0.1
4,413,091	^	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/44	756,695	0.3
556,024		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.442%, 04/25/36	488,865	0.2
308,987		Lehman XS Trust Series 2005-5N 1A2, 1.592%, 11/25/35	250,150	0.1
59,578		Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/34	60,883	0.0
18,475,522	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.017%, 08/25/45	693,431	0.3
114,440		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.954%, 10/25/36	111,577	0.0
432,985		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.047%, 08/25/46	398,503	0.2
812,884		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.026%, 12/25/36	775,432	0.3
261,488		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.777%, 04/25/37	231,674	0.1
997,527		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	891,109	0.3
296,858		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.662%, 06/25/37	235,934	0.1
336,010		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/36	339,104	0.1
445,335		Wells Fargo Mortgage Backed Securities 2006-AR17 A1, 3.063%, 10/25/36	433,399	0.2
99,285		Wells Fargo Mortgage Backed Securities 2006-AR17 A2, 3.063%, 10/25/36	96,624	0.0
543,036		Wells Fargo Mortgage Backed Securities 2006-AR7 2A1, 3.329%, 05/25/36	522,172	0.2
537,954		Wells Fargo Mortgage Backed Securities 2006-AR8 3A2, 3.174%, 04/25/36	529,658	0.2

	Total Collateralized Mortgage Obligations
	(Cost $34,302,796)		35,855,589	14.0

ASSET-BACKED SECURITIES: 4.2%
		Cayman Islands: 3.5%
640,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.304%, 10/15/27	643,832	0.2
430,000	#	Apidos CLO XI 2012-11A BR, 3.254%, 01/17/28	431,289	0.2
390,000	#	Apidos CLO XVII 2014-17A A2R, 3.154%, 04/17/26	390,165	0.1
680,000	#	Apidos CLO XVII 2014-17A BR, 3.804%, 04/17/26	679,991	0.3
400,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.664%, 04/25/26	402,253	0.2
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.507%, 07/20/25	250,026	0.1
930,000	#	BlueMountain CLO 2012-2A BR, 3.072%, 11/20/28	932,396	0.4
600,000	#	BlueMountain CLO 2014-4A B1R, 3.050%, 11/30/26	600,395	0.2
550,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	550,451	0.2
1,160,000	#	Bristol Park CLO Ltd. 2016-1A B, 3.204%, 04/15/29	1,165,546	0.4
530,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.207%, 01/20/29	531,543	0.2
500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.563%, 07/23/30	499,997	0.2
950,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 3.154%, 10/15/28	952,731	0.4
250,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.404%, 04/15/26	250,024	0.1
760,000	#	Shackleton CLO Ltd. 2016-9A A, 2.807%, 10/20/28	767,454	0.3
			9,048,093	3.5

		United States: 0.7%
612,534		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.049%, 03/25/36	456,874	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,160,000	#	OHA Loan Funding Ltd. 2016-1A B1, 3.107%, 01/20/28	$1,162,534	0.5
			1,619,408	0.7

	Total Asset-Backed Securities
	(Cost $10,639,775)		10,667,501	4.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.6%
		Federal Home Loan Mortgage Corporation: 0.4%##
317,800		4.000%, 09/01/45	335,043	0.1
202,190		4.000%, 09/01/45	213,160	0.1
435,540		4.000%, 05/01/46	459,170	0.2
			1,007,373	0.4

		Federal National Mortgage Association: 0.8%##
164,945		2.500%, 06/01/30	166,933	0.1
106,769		2.500%, 06/01/30	108,056	0.0
68,524		2.500%, 07/01/30	69,350	0.0
349,036		4.000%, 05/01/45	367,866	0.1
388,590		4.500%, 12/01/40	420,880	0.2
187,332		4.500%, 12/01/40	202,768	0.1
433,637		5.000%, 05/01/41	475,006	0.2
209,522		5.000%, 06/01/41	229,511	0.1
			2,040,370	0.8

		Government National Mortgage Association: 0.4%
305,549		4.500%, 08/20/41	327,346	0.1
440,257		5.140%, 10/20/60	459,291	0.2
365,800		5.310%, 10/20/60	380,472	0.1
34,821		5.500%, 03/20/39	38,432	0.0
			1,205,541	0.4

	Total U.S. Government Agency Obligations
	(Cost $4,239,842)		4,253,284	1.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.8%
		United States: 9.8%
7,905,319	^	BANK 2017-BNK5 XA, 1.107%, 06/15/60	605,122	0.2
810,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.881%, 06/10/49	820,149	0.3
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	126,824	0.1
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	126,379	0.0
127,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	125,050	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.713%, 04/12/38	246,200	0.1
710,276	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	718,122	0.3
3,398,058	^	CD 2016-CD1 Mortgage Trust XA, 1.441%, 08/10/49	326,719	0.1
14,719,396	^	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.794%, 12/10/54	845,509	0.3
5,543,022	^	COMM 2012-CR1 XA, 1.882%, 05/15/45	404,537	0.2
17,992,757	#,^	COMM 2012-LTRT XA, 1.152%, 10/05/30	713,650	0.3
11,462,422		COMM 2013-CR13 XA, 1.152%, 12/10/23	426,707	0.2
12,030,676	^	COMM 2013-LC6 XA, 1.659%, 01/10/46	578,975	0.2
7,342,055	^	COMM 2016-CR28 XA, 0.362%, 02/10/49	308,459	0.1
428,461	#	Commercial Mortgage Trust 2004-GG1 F, 6.378%, 06/10/36	429,208	0.2
12,340	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	12,306	0.0
170,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	169,810	0.1
530,000	#	DBJPM 16-C3 Mortgage Trust, 3.494%, 09/10/49	435,294	0.2
4,045,267	#,^	DBUBS 2011-LC1A XA, 0.740%, 11/10/46	73,814	0.0
370,000	#	DBUBS 2011-LC2A D, 5.542%, 07/10/44	392,121	0.2
6,440,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.625%, 11/25/44	888,931	0.3
16,548,172	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	225,293	0.1
8,087,203	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/40	253,814	0.1
450,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	403,563	0.2
4,606,346	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.231%, 05/10/45	325,213	0.1
7,797,097	^	GS Mortgage Securities Trust 2017-GS6 XA, 1.053%, 05/10/50	653,474	0.3
735,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/47	792,344	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	1,225,290	#	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	$1,231,419	0.5
	290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	279,705	0.1
	570,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	533,335	0.2
	5,790,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.335%, 12/15/47	96,526	0.0
	270,947	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.573%, 10/15/37	270,206	0.1
	460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.378%, 06/12/41	468,669	0.2
	510,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	513,707	0.2
	12,010,014	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.651%, 06/15/45	618,962	0.2
	45,518	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	45,426	0.0
	144,282	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.657%, 02/15/40	144,127	0.1
	760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	762,231	0.3
	640,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	638,848	0.2
	1,370,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.865%, 06/15/38	1,369,951	0.5
	5,824,496	#,^	LSTAR Commercial Mortgage Trust 2017-5 X, 1.235%, 03/10/50	320,634	0.1
	670,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	677,252	0.3
	600,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	433,721	0.2
	560,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.275%, 10/15/42	549,827	0.2
	930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.414%, 09/15/47	996,162	0.4
	9,286,801	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.907%, 08/10/49	734,768	0.3
	8,671,889	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 1.832%, 10/15/45	659,201	0.3
	13,484,097	^	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.039%, 12/15/49	814,791	0.3
	2,332,769	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.370%, 03/15/48	116,822	0.0
	15,312,303	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.938%, 09/15/46	504,150	0.2
	17,200,556	^	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.203%, 03/15/47	900,711	0.4

		Total Commercial Mortgage-Backed Securities
		(Cost $24,921,742)		25,108,738	9.8

U.S. TREASURY OBLIGATIONS: 8.3%
			Treasury Inflation Indexed Protected Securities: 4.9%
	12,765,186		0.375%, 01/15/27	12,612,645	4.9

			U.S. Treasury Bonds: 0.0%
	6,000		3.000%, 11/15/45	6,130	0.0

			U.S. Treasury Notes: 3.4%
	1,910,000		1.250%, 03/31/19	1,907,612	0.8
	45,000		1.375%, 01/31/21	44,628	0.0
	22,000		1.750%, 01/31/23	21,801	0.0
	3,846,000		1.875%, 03/31/22	3,857,792	1.5
	814,000		1.875%, 07/31/22	815,670	0.3
	1,900,000		2.125%, 03/31/24	1,906,420	0.7
	155,000		2.375%, 05/15/27	156,181	0.1
				8,710,104	3.4

		Total U.S. Treasury Obligations
		(Cost $21,241,157)		21,328,879	8.3

FOREIGN GOVERNMENT BONDS: 26.1%
			Argentina: 1.2%
	275,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	283,250	0.1
	1,420,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,531,292	0.6
ARS	3,172,000		Argentine Bonos del Tesoro, 21.200%, 09/19/18	195,501	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Argentina: (continued)
ARS	4,000,000		Republic of Argentina, 18.200%, 10/03/21	$234,153	0.1
ARS	15,828,000		Republic of Argentina, 21.200%, 09/19/18	896,348	0.3
				3,140,544	1.2

			Brazil: 2.7%
BRL	13,987,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,631,980	1.8
BRL	5,100,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	1,672,426	0.7
	329,000		Brazilian Government International Bond, 2.625%, 01/05/23	310,576	0.1
	250,000		Brazilian Government International Bond, 6.000%, 04/07/26	275,000	0.1
				6,889,982	2.7

			Canada: 0.3%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	848,675	0.3

			Cayman Islands: 0.1%
	200,000	#	KSA Sukuk Ltd., 3.628%, 04/20/27	203,312	0.1

			Chile: 0.5%
CLP	830,000,000		Bonos Tesoreria Pesos, 4.500%, 02/28/21	1,348,799	0.5

			Colombia: 0.5%
	529,000	L	Colombia Government International Bond, 2.625%, 03/15/23	519,081	0.2
	618,000	L	Colombia Government International Bond, 8.125%, 05/21/24	790,886	0.3
				1,309,967	0.5

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	334,674	0.1

			Dominican Republic: 0.2%
	461,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	516,320	0.2

			Egypt: 0.1%
	300,000		Egypt Government International Bond, 6.125%, 01/31/22	310,080	0.1

			Germany: 0.9%
EUR	40,000		Bundesrepublik Deutschland, 1.000%, 08/15/25	50,242	0.0
EUR	1,430,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	2,182,315	0.9
				2,232,557	0.9

			Hungary: 0.2%
	226,000		Hungary Government International Bond, 5.375%, 02/21/23	253,750	0.1
	110,000		Hungary Government International Bond, 7.625%, 03/29/41	167,264	0.1
				421,014	0.2

			Indonesia: 1.7%
	300,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	312,363	0.1
	650,000	#	Indonesia Government International Bond, 4.750%, 01/08/26	703,048	0.3
IDR	2,437,000,000		Indonesia Treasury Bond, 7.500%, 08/15/32	185,189	0.1
IDR	36,000,000,000		Indonesia Treasury Bond, 10.250%, 07/15/22	3,066,860	1.2
				4,267,460	1.7

			Italy: 4.9%
EUR	8,800,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	12,612,979	4.9

			Ivory Coast: 0.1%
	313,625		Ivory Coast Government International Bond, 5.750%, 12/31/32	308,246	0.1

			Lebanon: 0.1%
	325,000		Lebanon Government International Bond, 6.000%, 01/27/23	321,656	0.1

			Mexico: 1.1%
MXN	45,700,000		Mexican Bonos, 6.500%, 06/10/21	2,549,984	1.0
	175,000		Mexico Government International Bond, 4.000%, 10/02/23	184,363	0.1
				2,734,347	1.1

			Morocco: 0.1%
	200,000		Morocco Government International Bond, 4.250%, 12/11/22	211,637	0.1

			Nigeria: 0.1%
	200,000		Nigeria Government International Bond, 7.875%, 02/16/32	221,435	0.1

			Panama: 0.2%
	200,000		Panama Government International Bond, 3.875%, 03/17/28	208,500	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Panama: (continued)
	315,000		Panama Government International Bond, 6.700%, 01/26/36	$412,177	0.1
				620,677	0.2

			Peru: 0.5%
	75,000		Peruvian Government International Bond, 5.625%, 11/18/50	92,625	0.0
PEN	4,000,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,311,757	0.5
				1,404,382	0.5

			Poland: 1.0%
PLN	7,500,000		Republic of Poland Government Bond, 3.250%, 07/25/25	2,096,538	0.8
	375,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	382,616	0.2
				2,479,154	1.0

			Russia: 2.7%
RUB	86,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	1,421,683	0.6
RUB	94,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	1,558,806	0.6
RUB	192,000,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	3,230,442	1.3
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	649,074	0.2
				6,860,005	2.7

			South Africa: 0.4%
ZAR	14,738,000		Republic of South Africa Government Bond, 8.500%, 01/31/37	1,002,247	0.4

			Spain: 3.1%
EUR	6,400,000	#	Spain Government Bond, 1.950%, 04/30/26	7,983,681	3.1

			Sri Lanka: 0.3%
	600,000	#	Sri Lanka Government International Bond, 6.200%, 05/11/27	619,502	0.2
	200,000	#	Sri Lanka Government International Bond, 6.825%, 07/18/26	216,002	0.1
				835,504	0.3

			Turkey: 0.2%
	461,000		Turkey Government International Bond, 7.375%, 02/05/25	539,527	0.2

			United Kingdom: 2.3%
GBP	1,020,000		United Kingdom Gilt, 2.000%, 09/07/25	1,452,886	0.6
GBP	2,480,000		United Kingdom Gilt, 3.500%, 01/22/45	4,390,407	1.7
				5,843,293	2.3

			Uruguay: 0.4%
	75,000		Uruguay Government International Bond, 4.375%, 10/27/27	80,625	0.0
	75,000		Uruguay Government International Bond, 7.625%, 03/21/36	102,975	0.0
UYU	24,000,000		Uruguay Government International Bond, 9.875%, 06/20/22	898,144	0.4
				1,081,744	0.4

			Vietnam: 0.1%
	125,000		Vietnam Government International Bond, 6.750%, 01/29/20	136,526	0.1

		Total Foreign Government Bonds
		(Cost $66,882,437)		67,020,424	26.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 4.5%
		OTC Interest Rate Swaptions: 4.5%
18,600,000	@	Call on 30-Year Interest Rate Swap, Receive a fixed rate equal to 1.315% and pay a floating rate based on the 6-month EUR-EURIBOR, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	2,308,862	0.9
34,400,000	@	Call on 30-Year Interest Rate Swap, Receive a fixed rate equal to 1.640% and pay a floating rate based on the 6-month EUR-EURIBOR, Exp. 07/19/18 Counterparty: Royal Bank of Scotland PLC	2,042,338	0.8
68,900,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.522%, Exp. 09/29/17 Counterparty: Goldman Sachs International	137,366	0.1
68,900,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.597%, Exp. 10/13/17 Counterparty: Barclays Bank PLC	124,629	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: (continued)
47,700,000	@ Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.810%, Exp. 08/07/17 Counterparty: Bank of America N.A.	$177	0.0
18,600,000	@ Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 1.315%, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	4,091,100	1.6
34,400,000	@ Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 1.640%, Exp. 07/19/18 Counterparty: Royal Bank of Scotland PLC	2,739,731	1.1
		11,444,203	4.5

	Total Purchased Options
	(Cost $11,471,205)	11,444,203	4.5

	Total Long-Term Investments
	(Cost $248,082,723)	253,846,936	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Corporate Bonds/Notes: 0.4%
676,000		Allergan Funding SCS, 2.350%, 03/12/18	678,952	0.3
357,000	#	Barclays Bank PLC, 6.050%, 12/04/17	362,140	0.1
			1,041,092	0.4

		Securities Lending Collateralcc: 1.6%
56,528		Citibank N.A., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $56,530, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $57,659, due 10/12/17-09/09/49)	56,528	0.0
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 07/31/17, 1.07%, due 08/01/17 (Repurchase Amount $1,000,029, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 08/03/17-12/01/51)	1,000,000	0.4
1,000,000		HSBC Securities USA, Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $1,000,028, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $1,020,004, due 06/15/39-07/20/47)	1,000,000	0.4
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $1,000,028, collateralized by various U.S. Government Securities, 0.125%-1.000%, Market Value plus accrued interest $1,020,000, due 03/15/18-07/15/24)	1,000,000	0.4
1,000,000		RBC Dominion Securities Inc., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $1,000,028, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-06/20/47)	1,000,000	0.4
			4,056,528	1.6

		Collateralized Mortgage Obligations: 0.0%
170,142	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18
		(Cost $2,447)	1,136	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
5,947,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $5,947,000)	$5,947,000	2.3

	Total Short-Term Investments
	(Cost $11,034,649)	11,045,756	4.3

	Total Investments in Securities (Cost $259,117,372)	$264,892,692	103.3
	Liabilities in Excess of Other Assets	(8,516,540)	(3.3)
	Net Assets	$256,376,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Portfolio of Investments Currency Abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

Cost for federal income tax purposes is $260,209,316.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,830,559
Gross Unrealized Depreciation	(4,147,183)

Net Unrealized Appreciation	$4,683,376

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	30.5%
Foreign Government Bonds	26.1
Collateralized Mortgage Obligations	14.0
Commercial Mortgage-Backed Securities	9.8
U.S. Treasury Obligations	8.3
Purchased Options	4.5
Asset-Backed Securities	4.2
U.S. Government Agency Obligations	1.6
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Purchased Options	$–	$11,444,203	$–	$11,444,203
Corporate Bonds/Notes	–	78,168,318	–	78,168,318
Collateralized Mortgage Obligations	–	35,855,589	–	35,855,589
Short-Term Investments	5,947,000	5,098,756	–	11,045,756
U.S. Treasury Obligations	–	21,328,879	–	21,328,879
Asset-Backed Securities	–	10,667,501	–	10,667,501
U.S. Government Agency Obligations	–	4,253,284	–	4,253,284
Foreign Government Bonds	–	67,020,424	–	67,020,424
Commercial Mortgage-Backed Securities	–	25,108,738	–	25,108,738
Total Investments, at fair value	$5,947,000	$258,945,692	$–	$264,892,692
Other Financial Instruments+
Centrally Cleared Swaps	–	8,126,319	–	8,126,319
Forward Foreign Currency Contracts	–	2,236,662	–	2,236,662
Futures	71,883	–	–	71,883
Total Assets	$6,018,883	$269,308,673	$–	$275,327,556
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,875,000)	$–	$(3,875,000)
Forward Foreign Currency Contracts	–	(1,266,905)	–	(1,266,905)
Futures	(626,642)	–	–	(626,642)
Written Options	–	(13,712,966)	–	(13,712,966)
Total Liabilities	$(626,642)	$(18,854,871)	$–	$(19,481,513)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,260,262	MXN	23,240,605	Barclays Bank PLC	08/11/17	$(43,073)
GBP	689,376	USD	907,000	Barclays Bank PLC	08/25/17	3,337
SEK	9,931,437	USD	1,209,396	Barclays Bank PLC	08/25/17	22,457
CHF	932,115	USD	963,000	Barclays Bank PLC	08/25/17	2,483
AUD	2,098,504	USD	1,677,000	Barclays Bank PLC	08/25/17	1,289
USD	1,509,000	EUR	1,285,515	Barclays Bank PLC	08/25/17	(14,836)
USD	8,600,856	JPY	956,281,000	Barclays Bank PLC	09/20/17	(93,266)
USD	78,703	JPY	8,750,538	Barclays Bank PLC	09/20/17	(853)
USD	4,187,485	JPY	465,583,000	Barclays Bank PLC	09/20/17	(45,408)
KRW	3,393,212,979	USD	3,021,749	Barclays Bank PLC	09/22/17	8,973
USD	5,975,335	RUB	368,582,529	Barclays Bank PLC	10/20/17	(82,842)
ILS	1,603,519	USD	456,006	Barclays Bank PLC	10/20/17	(4,227)
CLP	799,608,250	USD	1,193,000	Citibank N.A.	08/11/17	37,306
USD	1,590,112	PEN	5,234,649	Citibank N.A.	08/11/17	(23,765)
USD	3,101,085	CLP	2,078,967,599	Citibank N.A.	08/11/17	(97,689)
COP	14,174,335	USD	4,853	Citibank N.A.	08/11/17	(112)
USD	6,092,083	BRL	19,238,798	Citibank N.A.	08/11/17	(65,461)
USD	2,315,642	NZD	3,115,086	Citibank N.A.	08/25/17	(22,707)
USD	431,000	CAD	540,730	Citibank N.A.	08/25/17	(2,869)
AUD	463,878	USD	368,000	Citibank N.A.	08/25/17	2,988
JPY	931,166,000	USD	8,310,294	Citibank N.A.	09/20/17	155,492
JPY	475,402,472	USD	4,242,782	Citibank N.A.	09/20/17	79,385
JPY	1,912,562,000	USD	17,068,872	Citibank N.A.	09/20/17	319,371
MYR	12,853,073	USD	3,017,153	Citibank N.A.	09/21/17	(19,305)
USD	138,229	THB	4,709,449	Citibank N.A.	09/22/17	(3,336)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,566,758	IDR	34,453,591,000	Citibank N.A.	09/22/17	$(6,615)
CZK	13,249,067	USD	583,726	Citibank N.A.	10/20/17	21,019
USD	3,832,662	PLN	14,225,328	Citibank N.A.	10/20/17	(123,393)
USD	510,020	ZAR	6,936,885	Citibank N.A.	10/20/17	(9,553)
RON	40,676	USD	10,143	Citibank N.A.	10/20/17	437
NZD	1,429,300	USD	1,059,000	Deutsche Bank AG	08/25/17	13,909
EUR	50,436,869	USD	58,862,998	Goldman Sachs International	08/25/17	924,315
USD	10,090,000	GBP	7,906,890	Goldman Sachs International	09/29/17	(363,208)
HUF	687,439,443	USD	2,552,917	Goldman Sachs International	10/20/17	133,188
USD	202,218	MXN	3,821,848	HSBC Bank USA N.A.	08/11/17	(12,112)
AUD	7,208,428	USD	5,725,474	HSBC Bank USA N.A.	08/25/17	39,500
HKD	750,439	USD	96,482	HSBC Bank USA N.A.	09/22/17	(265)
SGD	763,827	USD	552,880	HSBC Bank USA N.A.	09/22/17	11,183
TRY	847	USD	227	HSBC Bank USA N.A.	10/20/17	8
GBP	5,878,025	USD	7,668,283	JPMorgan Chase Bank N.A.	08/25/17	93,783
CAD	4,645,425	USD	3,712,843	JPMorgan Chase Bank N.A.	08/25/17	14,537
USD	1,067,000	NZD	1,419,316	JPMorgan Chase Bank N.A.	08/25/17	1,586
NZD	1,089,222	USD	809,000	JPMorgan Chase Bank N.A.	08/25/17	8,628
JPY	4,573,021,210	USD	41,313,386	JPMorgan Chase Bank N.A.	08/25/17	212,757
USD	753,000	EUR	645,815	JPMorgan Chase Bank N.A.	08/25/17	(12,542)
USD	1,716,000	AUD	2,154,281	JPMorgan Chase Bank N.A.	08/25/17	(6,897)
EUR	718,952	USD	846,000	JPMorgan Chase Bank N.A.	08/25/17	6,238
USD	952,000	EUR	815,897	JPMorgan Chase Bank N.A.	08/25/17	(15,155)
DKK	7,573,822	USD	1,188,888	JPMorgan Chase Bank N.A.	08/25/17	18,426
CHF	5,502,767	USD	5,831,243	JPMorgan Chase Bank N.A.	08/25/17	(131,486)
USD	1,502,967	NOK	12,057,139	JPMorgan Chase Bank N.A.	08/25/17	(31,343)
USD	352,000	NOK	2,805,240	Morgan Stanley Capital Services LLC	08/25/17	(4,976)
SEK	4,339,758	USD	529,000	Morgan Stanley Capital Services LLC	08/25/17	9,285
NZD	813,465	USD	609,000	Morgan Stanley Capital Services LLC	08/25/17	1,630
USD	2,269,000	CHF	2,186,645	Morgan Stanley Capital Services LLC	08/25/17	4,077
USD	4,213,000	JPY	466,651,934	Morgan Stanley Capital Services LLC	09/20/17	(29,611)
USD	4,260,360	JPY	465,583,000	Morgan Stanley Capital Services LLC	09/20/17	27,467
USD	8,750,538	JPY	956,281,000	Morgan Stanley Capital Services LLC	09/20/17	56,416
BRL	931,615	USD	292,979	The Bank of New York Mellon	08/11/17	5,192
						$969,757

At July 31, 2017, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	2	09/15/17	$206,327	$(3,303)
Australia 3-Year Bond	69	09/15/17	6,168,375	(30,260)
Canada 10-Year Bond	36	09/20/17	3,964,259	(213,318)
CBOE Volatility Index	98	09/20/17	1,222,550	(16,905)
Euro-Bobl 5-Year	71	09/07/17	11,099,581	(75,612)
Euro-Bund	8	09/07/17	1,533,726	(23,135)
Euro-Buxl® 30-year German Government Bond	30	09/07/17	5,757,511	(149,807)
Euro-Schatz	124	09/07/17	16,450,837	(9,100)
Long Gilt	26	09/27/17	4,323,042	(71,685)
Short Gilt	40	09/27/17	5,480,790	(19,406)
U.S. Treasury 2-Year Note	74	09/29/17	16,009,438	(5,916)
U.S. Treasury Long Bond	62	09/20/17	9,484,062	2,851
U.S. Treasury Ultra Long Bond	24	09/20/17	3,948,000	38,577
			$85,648,498	$(577,019)
Short Contracts
Japan 10-Year Bond (TSE)	(9)	09/12/17	(12,258,515)	27,226
Japanese Government Bonds 10-Year Mini	(2)	09/11/17	(272,375)	634
U.S. Treasury 10-Year Note	(15)	09/20/17	(1,888,359)	(1,983)
U.S. Treasury 5-Year Note	(205)	09/29/17	(24,220,430)	(6,212)
U.S. Treasury Ultra 10-Year Note	(15)	09/20/17	(2,025,703)	2,595
			$(40,665,382)	$22,260

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

At July 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	0.294%	02/10/2023	EUR	5,700,000	$(22,283)	$(19,094)
Pay	6-month EUR-EURIBOR	1.627	04/13/2047	EUR	10,600,000	(801,562)	(753,809)
Pay	6-month EUR-EURIBOR	1.430	05/05/2067	EUR	4,500,000	(176,009)	(169,774)
Pay	6-month JPY-LIBOR	(0.105)	03/07/2021	JPY	1,300,000,000	(75,191)	(76,613)
Pay	6-month JPY-LIBOR	(0.199)	07/14/2021	JPY	917,600,000	(91,870)	(96,318)
Pay	6-month JPY-LIBOR	(0.020)	03/07/2023	JPY	1,130,000,000	(84,098)	(82,735)
Pay	6-month JPY-LIBOR	(0.166)	07/14/2023	JPY	633,700,000	(103,942)	(107,665)
Pay	6-month JPY-LIBOR	0.754	05/21/2024	JPY	3,232,000,000	1,173,274	1,118,182
Pay	6-month JPY-LIBOR	0.558	02/24/2025	JPY	1,844,721,303	463,178	412,567
Pay	6-month JPY-LIBOR	(0.092)	07/14/2026	JPY	1,256,100,000	(342,812)	(351,667)
Pay	6-month JPY-LIBOR	0.387	03/02/2031	JPY	14,900,000	(1,073)	(908)
Pay	6-month JPY-LIBOR	0.360	03/03/2031	JPY	1,677,000,000	(176,441)	(155,848)
Pay	6-month JPY-LIBOR	0.471	07/04/2032	JPY	473,650,000	(11,193)	(10,783)
Pay	6-month JPY-LIBOR	0.623	03/02/2036	JPY	11,900,000	(749)	(598)
Pay	6-month JPY-LIBOR	0.585	03/03/2036	JPY	1,341,000,000	(167,775)	(147,961)
Pay	6-month JPY-LIBOR	0.765	07/04/2042	JPY	488,690,000	(43,019)	(41,883)
Pay	6-month JPY-LIBOR	1.289	02/04/2045	JPY	1,754,000,000	1,814,408	1,703,402
Pay	3-month USD-LIBOR	1.492	05/02/2019	USD	13,000,000	4,428	4,428
Pay	3-month USD-LIBOR	1.864	05/02/2022	USD	25,500,000	90,197	90,197
Pay	3-month USD-LIBOR	1.837	04/04/2031	USD	5,200,000	(308,602)	(308,602)
Pay	3-month USD-LIBOR	2.036	04/04/2046	USD	1,800,000	(174,519)	(174,519)
Pay	3-month USD-LIBOR	2.585	07/13/2047	USD	2,100,000	15,224	15,224
Pay	3-month USD-LIBOR	2.547	07/14/2047	USD	3,500,000	(4,064)	(4,065)
Pay	3-month USD-LIBOR	2.502	07/20/2047	USD	2,400,000	(26,551)	(26,551)
Pay	3-month USD-LIBOR	2.555	08/01/2047	USD	3,100,000	1,895	1,895
Receive	6-month EUR-EURIBOR	1.129	02/16/2046	EUR	1,300,000	178,515	163,885
Receive	6-month EUR-EURIBOR	1.810	05/03/2047	EUR	5,400,000	230,437	221,463
Receive	6-month EUR-EURIBOR	1.257	04/13/2067	EUR	10,200,000	769,220	723,461
Receive	6-month EUR-EURIBOR	1.465	06/15/2067	EUR	3,500,000	109,083	106,297
Receive	6-month JPY-LIBOR	(0.030)	03/02/2023	JPY	29,800,000	2,357	2,319
Receive	6-month JPY-LIBOR	(0.044)	03/03/2023	JPY	4,344,000,000	374,191	367,148
Receive	6-month JPY-LIBOR	0.119	03/02/2026	JPY	21,200,000	1,830	1,707
Receive	6-month JPY-LIBOR	0.103	03/03/2026	JPY	2,381,000,000	234,961	219,944
Receive	6-month JPY-LIBOR	0.373	03/07/2031	JPY	175,000,000	15,856	13,783
Receive	6-month JPY-LIBOR	0.484	07/05/2032	JPY	1,273,200,000	7,174	6,690
Receive	6-month JPY-LIBOR	0.578	03/07/2036	JPY	250,000,000	34,400	30,612
Receive	6-month JPY-LIBOR	0.178	07/14/2036	JPY	467,900,000	391,699	397,164
Receive	6-month JPY-LIBOR	0.782	07/05/2042	JPY	738,900,000	37,499	36,526
Receive	6-month JPY-LIBOR	1.443	02/24/2045	JPY	797,101,798	(1,117,055)	(1,046,955)
Receive	6-month JPY-LIBOR	0.233	07/14/2046	JPY	294,600,000	471,430	479,984
Receive	6-month JPY-LIBOR	0.816	07/03/2047	JPY	1,850,000	307	299
Receive	3-month USD-LIBOR	0.702	04/04/2018	USD	73,500,000	297,994	297,994
Receive	3-month USD-LIBOR	0.826	04/04/2019	USD	26,000,000	274,243	274,243
Receive	3-month USD-LIBOR	0.983	10/31/2019	USD	13,000,000	157,639	157,639
Receive	3-month USD-LIBOR	1.689	03/07/2020	USD	6,500,000	(19,652)	(19,652)
Receive	3-month USD-LIBOR	1.079	04/04/2021	USD	20,500,000	450,672	450,672
Receive	3-month USD-LIBOR	1.964	03/07/2022	USD	7,500,000	(63,973)	(63,973)
Receive	3-month USD-LIBOR	1.885	04/27/2022	USD	13,000,000	(61,282)	(61,282)
Receive	3-month USD-LIBOR	1.213	09/14/2023	USD	6,000,000	248,105	248,105
Receive	3-month USD-LIBOR	1.268	10/11/2023	USD	4,200,000	163,650	163,650
Receive	3-month USD-LIBOR	1.980	12/05/2023	USD	6,000,000	(14,120)	(14,120)
Receive	3-month USD-LIBOR	1.719	11/14/2026	USD	3,500,000	127,953	127,953
Receive	3-month USD-LIBOR	2.371	05/02/2032	USD	1,500,000	(6,634)	(6,634)
Receive	3-month USD-LIBOR	2.188	04/04/2046	USD	3,000,000	250,970	250,970
Receive	3-month USD-LIBOR	2.566	07/17/2047	USD	2,400,000	(7,778)	(7,778)
Receive	3-month USD-LIBOR	2.512	07/25/2047	USD	4,300,000	37,917	37,917
Receive	3-month USD-LIBOR	2.613	08/09/2047	USD	9,500,000	(125,213)	(125,213)
						$4,403,246	$4,251,320

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

At July 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.146%	Pay	6-month EUR-EURIBOR	07/19/2018	EUR	84,800,000	$1,983,967	$(1,909,327)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.097%	Pay	3-month USD-LIBOR	10/13/2017	USD	68,900,000	265,000	(260,557)
Call on 10-Year Interest Rate Swap	Goldman Sachs International	2.022%	Pay	3-month USD-LIBOR	09/29/2017	USD	68,900,000	254,930	(128,064)
Call on 20-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	1.700%	Pay	6-month EUR-EURIBOR	04/12/2027	EUR	31,000,000	4,154,615	(3,009,305)
Put on 10-Year Interest Rate Swap	Royal Bank of Scotland PLC	1.146%	Receive	6-month EUR-EURIBOR	07/19/2018	EUR	84,800,000	1,983,967	(2,371,856)
Put on 20-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	1.700%	Receive	6-month EUR-EURIBOR	04/12/2027	EUR	31,000,000	4,154,616	(5,449,765)
Put on 30-Year Interest Rate Swap	Bank of America N.A.	2.610%	Receive	3-month USD-LIBOR	08/07/2017	USD	31,800,000	503,500	(71,174)
								$13,300,595	$(13,200,048)

At July 31, 2017, the following over-the-counter written interest rate caps were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Option	Citibank N.A.	0.654%	Receive	Maximum of [Final 30-Year Interest Rate Swap less 5-Year Interest Rate Swap less Exercise Rate] or 0.	09/19/17	USD	529,800,000	$219,867	$(123,109)
								$219,867	$(123,109)

At July 31, 2017, the following over-the-counter written interest rate floors were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Option	Citibank N.A.	0.654%	Pay	Maximum of [Exercise Rate less 30-Year Interest Rate Swap less 5-Year Interest Rate Swap] or 0.	09/19/17	USD	529,800,000	$219,867	$(278,551)
								$219,867	$(278,551)

At July 31, 2017, the following over-the-counter written option flatteners were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Option	Morgan Stanley Capital Services LLC	0.647%	Pay	Maximum of [30-Year Interest Rate Swap* 30-Year Multiplier less 5-Year Interest Rate Swap* 5-Year Multiplier] or 0.	09/19/17	USD	13,245	$55,629	$(55,629)
								$55,629	$(55,629)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

At July 31, 2017, the following over-the-counter written option steepeners were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Option	Morgan Stanley Capital Services LLC	0.647%	Receive	Maximum of [30-Year Interest Rate Swap Payer Swap Value * 30-Year Multiplier less 5-year Payer Swap Value * 5-Year Multiplier] or 0 + Maximum [30-Year Receiver Swap Value * 30-Year Multiplier less 5-Year Receiver Swap Value * 5-Year Multiplier] or 0.	09/19/17	USD	13,245	$55,629	$(55,629)
								$55,629	$(55,629)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Interest rate contracts	Purchased options	$11,444,203
Foreign exchange contracts	Forward foreign currency contracts	2,236,662
Interest rate contracts	Futures contracts	71,883
Interest rate contracts	Interest rate swaps	8,126,319
Total Asset Derivatives		$21,879,067

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,266,905
Interest rate contracts	Futures contracts	626,642
Interest rate contracts	Interest rate swaps	3,875,000
Interest rate contracts	Written options	13,712,966
Total Liability Derivatives		$19,481,513

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Royal Bank of Scotland PLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$177	$124,629	$-	$-	$-	$137,366	$-	$-	$6,399,962	$4,782,069	$-	$11,444,203
Forward foreign currency contracts	-	38,539	-	615,998	13,909	1,057,503	50,691	355,955	98,875	-	5,192	2,236,662
Total Assets	$177	$163,168	$-	$615,998	$13,909	$1,194,869	$50,691	$355,955	$6,498,837	$4,782,069	$5,192	$13,680,865

Liabilities:
Forward foreign currency contracts	$-	$284,505	$-	$374,805	$-	$363,208	$12,377	$197,423	$34,587	$-	$-	$1,266,905
Written options	71,174	260,557	-	401,660	-	128,064	-	-	8,570,328	4,281,183	-	13,712,966
Total Liabilities	$71,174	$545,062	$-	$776,465	$-	$491,272	$12,377	$197,423	$8,604,915	$4,281,183	$-	$14,979,871

Net OTC derivative instruments by counterparty, at fair value	$(70,997)	$(381,894)	$-	$(160,467)	$13,909	$703,597	$38,314	$158,532	$(2,106,078)	$500,886	$5,192	$(1,299,006)

Total cash collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$1,800,000	$-	$-	$1,800,000

Net Exposure(1)	$(70,997)	$(381,894)	$-	$(160,467)	$13,909	$703,597	$38,314	$158,532	$(306,078)	$500,886	$5,192	$500,994

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 1.3%
1,232		BHP Billiton Ltd.	$25,658	0.7
3,433		Westfield Corp.	21,107	0.6
			46,765	1.3

		France: 7.4%
797		AXA S.A.	23,538	0.7
874		Carrefour S.A.	20,993	0.6
411		Cie de Saint-Gobain	22,805	0.6
1,431		Engie SA	23,048	0.6
103		L'Oreal S.A.	21,339	0.6
87		LVMH Moet Hennessy Louis Vuitton SE	21,853	0.6
1,377		Orange SA	23,170	0.6
227		Sanofi	21,631	0.6
284		Schneider Electric SE	22,289	0.6
406		Societe Generale	23,806	0.7
440		Total S.A.	22,376	0.6
963		Vivendi SA	22,259	0.6
			269,107	7.4

		Germany: 6.8%
112		Allianz SE	23,874	0.7
233		BASF SE	22,182	0.6
161		Bayer AG	20,392	0.6
302		Daimler AG	21,159	0.6
1,242		Deutsche Bank AG	22,117	0.6
1,203		Deutsche Telekom AG	21,977	0.6
2,279		E.ON AG	22,546	0.6
111		Muenchener Rueckversicherungs-Gesellschaft AG	23,843	0.7
1,088	@	RWE AG	22,925	0.6
159		Siemens AG	21,576	0.6
142		Volkswagen AG	22,329	0.6
			244,920	6.8

		Japan: 5.4%
500		Bridgestone Corp.	21,036	0.6
600		Canon, Inc.	20,875	0.6
800		Honda Motor Co., Ltd.	22,393	0.6
3,200		Mitsubishi UFJ Financial Group, Inc.	20,301	0.6
2,200		Nissan Motor Co., Ltd.	21,844	0.6
1,500		Panasonic Corp.	20,660	0.6
500		Seven & I Holdings Co., Ltd.	20,152	0.5
600		Sony Corp.	24,651	0.7
400		Toyota Motor Corp.	22,544	0.6
			194,456	5.4

		Netherlands: 3.3%
4,489		Aegon NV	25,163	0.7
1,283		ING Groep NV	23,971	0.7
611		Koninklijke Philips NV	23,350	0.6
828		Royal Dutch Shell PLC - Class A	23,384	0.7
394		Unilever NV	22,961	0.6
			118,829	3.3

		South Korea: 0.6%
11		Samsung Electronics Co., Ltd.	23,655	0.6

		Spain: 2.6%
2,613		Banco Bilbao Vizcaya Argentaria S.A.	23,642	0.6
3,311		Banco Santander SA	22,542	0.6
1,470		Repsol SA	24,619	0.7
2,121		Telefonica S.A.	24,016	0.7
			94,819	2.6

		Sweden: 0.5%
3,055		Telefonaktiebolaget LM Ericsson	19,773	0.5

		Switzerland: 3.7%
885		ABB Ltd.	20,732	0.6
1,543		Credit Suisse Group AG	23,719	0.7
250		Nestle S.A.	21,102	0.6
260		Novartis AG	22,146	0.6
241		Swiss Re Ltd.	23,235	0.6
1,302		UBS Group AG	22,643	0.6
			133,577	3.7

		United Kingdom: 8.4%
1,696	@	Anglo American PLC	28,055	0.8
328		AstraZeneca PLC	19,550	0.5
3,232		Aviva PLC	22,973	0.6
8,434		Barclays PLC	22,614	0.6
3,769		BP PLC	22,138	0.6
743		Diageo PLC	23,996	0.7
1,032		GlaxoSmithKline PLC	20,544	0.6
2,528		HSBC Holdings PLC	25,318	0.7
1,767		National Grid PLC	21,865	0.6
972		Prudential PLC	23,717	0.7
544		Rio Tinto PLC	25,496	0.7
2,248	@	Standard Chartered PLC	25,129	0.7
7,876		Vodafone Group PLC	23,087	0.6
			304,482	8.4

		United States: 57.5%
272		3M Co.	54,718	1.5
61	@	Alphabet, Inc. - Class C	56,760	1.6
427		Aon PLC	58,999	1.6
392		Apple, Inc.	58,302	1.6
1,023		Bristol-Myers Squibb Co.	58,209	1.6
537		Caterpillar, Inc.	61,191	1.7
548		Chevron Corp.	59,836	1.7
877		Citigroup, Inc.	60,031	1.7
1,261		Coca-Cola Co.	57,804	1.6
762		Colgate-Palmolive Co.	55,016	1.5
904		Dow Chemical Co.	58,073	1.6
704		Du Pont E I de Nemours & Co.	57,876	1.6
701		Exxon Mobil Corp.	56,108	1.5
5,153		Ford Motor Co.	57,817	1.6
2,111		General Electric Co.	54,063	1.5
257		Goldman Sachs Group, Inc.	57,910	1.6
3,170		HP, Inc.	60,547	1.7
1,671		Intel Corp.	59,270	1.6

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
368		International Business Machines Corp.	$53,239	1.5
428		Johnson & Johnson	56,804	1.6
637		JPMorgan Chase & Co.	58,477	1.6
435		Kimberly-Clark Corp.	53,575	1.5
727		Marsh & McLennan Cos., Inc.	56,684	1.6
371		McDonald's Corp.	57,557	1.6
877		Merck & Co., Inc.	56,023	1.5
819		Microsoft Corp.	59,541	1.6
1,291		Morgan Stanley	60,548	1.7
1,071		Nike, Inc.	63,243	1.7
492		PepsiCo, Inc.	57,372	1.6
1,694		Pfizer, Inc.	56,173	1.6
481		Philip Morris International, Inc.	56,137	1.6
647		Procter & Gamble Co.	58,761	1.6
733		Texas Instruments, Inc.	59,652	1.6
2,033		Twenty-First Century Fox, Inc. - Class A	59,160	1.6
467		United Technologies Corp.	55,372	1.5
747		Wal-Mart Stores, Inc.	59,752	1.7
			2,080,600	57.5

		Total Common Stock
		(Cost $3,141,992)	3,530,983	97.5

EXCHANGE-TRADED FUNDS: 1.6%
665	L	iShares Global 100 ETF	57,150	1.6

		Total Exchange-Traded Funds
		(Cost $56,934)	57,150	1.6

		Total Long-Term Investments
		(Cost $3,198,926)	3,588,133	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc: 0.5%
17,504	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/17, 1.05%, due 08/01/17 (Repurchase Amount $17,505, collateralized by various U.S. Government Securities, 0.125%-1.000%, Market Value plus accrued interest $17,854, due 03/15/18-07/15/24)
	(Cost $17,504)	17,504	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
28,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $28,000)	$28,000	0.8

	Total Short-Term Investments
	(Cost $45,504)	45,504	1.3

	Total Investments in Securities (Cost $3,244,430)	$3,633,637	100.4
	Liabilities in Excess of Other Assets	(12,916)	(0.4)
	Net Assets	$3,620,721	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $3,244,853.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$423,207
Gross Unrealized Depreciation	(34,423)

Net Unrealized Appreciation	$388,784

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Consumer Staples	14.7
Information Technology	12.9
Consumer Discretionary	12.6
Health Care	9.2
Industrials	9.2
Materials	6.0
Energy	5.8
Telecommunication Services	2.5
Utilities	2.4
Exchange-Traded Funds	1.6
Real Estate	0.6
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$46,765	$–	$46,765
France	–	269,107	–	269,107
Germany	–	244,920	–	244,920
Japan	–	194,456	–	194,456
Netherlands	–	118,829	–	118,829
South Korea	–	23,655	–	23,655
Spain	–	94,819	–	94,819
Sweden	–	19,773	–	19,773
Switzerland	–	133,577	–	133,577
United Kingdom	–	304,482	–	304,482
United States	2,080,600	–	–	2,080,600
Total Common Stock	2,080,600	1,450,383	–	3,530,983
Exchange-Traded Funds	57,150	–	–	57,150
Short-Term Investments	28,000	17,504	–	45,504
Total Investments, at fair value	$2,165,750	$1,467,887	$–	$3,633,637

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		Belgium: 0.4%
7,800		Ageas	$351,145	0.4

		Canada: 2.4%
7,359		Canadian Imperial Bank of Commerce - XTSE	638,774	0.8
42,632		Shaw Communications, Inc. - Class B	949,239	1.2
6,645		TransCanada Corp.	339,512	0.4
			1,927,525	2.4

		France: 11.9%
21,241		BNP Paribas	1,646,080	2.1
15,929		Casino Guichard Perrachon S.A.	971,525	1.2
18,070		Cie de Saint-Gobain	1,002,642	1.3
85,134		Engie SA	1,371,181	1.7
24,437	@	Eutelsat Communications	661,366	0.8
36,700		Orange SA	617,544	0.8
9,866		Sanofi	940,119	1.2
25,800		Total S.A.	1,312,021	1.6
11,123		Vinci S.A.	996,021	1.2
			9,518,499	11.9

		Germany: 1.1%
50,721		Deutsche Bank AG	903,219	1.1

		Italy: 3.8%
73,264		Assicurazioni Generali S.p.A.	1,328,874	1.7
42,486		ENI S.p.A.	672,685	0.8
51,356	@	UniCredit SpA	1,009,344	1.3
			3,010,903	3.8

		Japan: 8.1%
10,700		Canon, Inc.	372,262	0.5
44,900		Itochu Corp.	704,100	0.9
20,600		Japan Airlines Co. Ltd.	665,574	0.8
198,300		Mitsubishi UFJ Financial Group, Inc.	1,258,038	1.6
42,800		Mitsui & Co., Ltd.	622,345	0.8
4,200		Murata Manufacturing Co., Ltd.	653,391	0.8
92,300		Nissan Motor Co., Ltd.	916,471	1.1
34,200		Sumitomo Mitsui Financial Group, Inc.	1,319,635	1.6
			6,511,816	8.1

		Luxembourg: 0.9%
26,000	@	ArcelorMittal	684,529	0.9

		Netherlands: 2.1%
59,941		Royal Dutch Shell PLC	1,695,719	2.1

		Singapore: 1.2%
230,500		Singapore Telecommunications Ltd.	674,727	0.8
18,000		United Overseas Bank Ltd.	318,521	0.4
			993,248	1.2

		Spain: 2.0%
15,900		ACS Actividades de Construccion y Servicios S.A.	608,913	0.7
89,337		Telefonica S.A.	1,011,557	1.3
			1,620,470	2.0

		Sweden: 0.8%
101,100		Telefonaktiebolaget LM Ericsson	654,361	0.8

		Switzerland: 4.8%
40,905		Credit Suisse Group AG	628,779	0.8
145,400	@	Glencore PLC	644,246	0.8
11,617		Novartis AG	989,510	1.3
3,577		Roche Holding AG	905,587	1.1
2,169		Zurich Insurance Group AG	661,067	0.8
			3,829,189	4.8

		Taiwan: 0.8%
17,199		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	618,476	0.8

		United Kingdom: 8.3%
223,105		Barclays PLC	598,201	0.7
98,272		HSBC Holdings PLC	984,185	1.2
12,875		Imperial Brands PLC	530,235	0.7
196,031		J Sainsbury PLC	633,369	0.8
249,100		Kingfisher PLC	966,697	1.2
22,301		Rio Tinto PLC	1,045,181	1.3
30,700		SSE PLC	558,691	0.7
450,767		Vodafone Group PLC	1,321,358	1.7
			6,637,917	8.3

		United States: 44.9%
20,200		Abbott Laboratories	993,436	1.2
9,723		AbbVie, Inc.	679,735	0.9
2,500		Allergan plc	630,825	0.8
9,800		American Electric Power Co., Inc.	691,292	0.9
5,529		Amgen, Inc.	964,866	1.2
10,428		Apple, Inc.	1,550,957	1.9
17,765		Bristol-Myers Squibb Co.	1,010,829	1.3
7,800		Bunge Ltd.	611,442	0.8
3,016		Caterpillar, Inc.	343,673	0.4
26,578	L	CenturyLink, Inc.	618,470	0.8
40,769		Cisco Systems, Inc.	1,282,185	1.6
23,525		Citigroup, Inc.	1,610,286	2.0
28,500		ConocoPhillips	1,293,045	1.6
12,239		Eli Lilly & Co.	1,011,676	1.3
11,137		Eversource Energy	677,018	0.8
11,942		Exxon Mobil Corp.	955,838	1.2
41,400	L	Gap, Inc.	986,562	1.2
49,930		General Electric Co.	1,278,707	1.6
12,800		Gilead Sciences, Inc.	973,952	1.2
9,792		Intel Corp.	347,322	0.4
6,300		International Business Machines Corp.	911,421	1.1
11,100		Las Vegas Sands Corp.	683,871	0.9
27,140		Macy's, Inc.	644,575	0.8
44,400		Mattel, Inc.	888,888	1.1

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,258	McDonald's Corp.	$970,866	1.2
10,500	Merck & Co., Inc.	670,740	0.8
22,328	Metlife, Inc.	1,228,040	1.5
17,643	Microsoft Corp.	1,282,646	1.6
39,600	Mosaic Co.	955,944	1.2
24,800	Nielsen Holdings PLC	1,066,648	1.3
37,756	Pfizer, Inc.	1,251,989	1.6
8,032	PNC Financial Services Group, Inc.	1,034,522	1.3
10,954	Procter & Gamble Co.	994,842	1.2
18,300	Qualcomm, Inc.	973,377	1.2
8,900	Schlumberger Ltd.	610,540	0.8
4,300	Stanley Black & Decker, Inc.	604,967	0.8
10,400	Symantec Corp.	322,296	0.4
13,063	Verizon Communications, Inc.	632,249	0.8
11,500	VF Corp.	715,185	0.9
12,700	Wal-Mart Stores, Inc.	1,015,873	1.3
		35,971,595	44.9

	Total Common Stock
	(Cost $68,546,724)	74,928,611	93.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.6%
	Securities Lending Collateralcc: 2.0%
1,000,000	BNP Paribas S.A., Repurchase Agreement dated 07/31/17, 1.06%, due 08/01/17 (Repurchase Amount $1,000,029, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/18-07/20/63)	1,000,000	1.2
606,695	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $606,712, collateralized by various U.S. Government Securities, 0.125%-1.000%, Market Value plus accrued interest $618,829, due 03/15/18-07/15/24)	606,695	0.8
		1,606,695	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.6%
5,321,919	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $5,321,919)	$5,321,919	6.6

	Total Short-Term Investments
	(Cost $6,928,614)	6,928,614	8.6

	Total Investments in Securities (Cost $75,475,338)	$81,857,225	102.1
	Liabilities in Excess of Other Assets	(1,715,975)	(2.1)
	Net Assets	$80,141,250	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $76,883,912.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,313,570
Gross Unrealized Depreciation	(4,340,257)

Net Unrealized Appreciation	$4,973,313

Sector Diversification	Percentage of Net Assets
Financials	19.3%
Health Care	13.9
Information Technology	11.1
Consumer Discretionary	10.4
Industrials	9.8
Energy	8.5
Telecommunication Services	6.2
Consumer Staples	6.0
Materials	4.2
Utilities	4.1
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$351,145	$–	$351,145
Canada	1,927,525	–	–	1,927,525
France	–	9,518,499	–	9,518,499
Germany	–	903,219	–	903,219
Italy	–	3,010,903	–	3,010,903
Japan	–	6,511,816	–	6,511,816
Luxembourg	–	684,529	–	684,529
Netherlands	–	1,695,719	–	1,695,719
Singapore	–	993,248	–	993,248
Spain	–	1,620,470	–	1,620,470
Sweden	–	654,361	–	654,361
Switzerland	–	3,829,189	–	3,829,189
Taiwan	618,476	–	–	618,476
United Kingdom	–	6,637,917	–	6,637,917
United States	35,971,595	–	–	35,971,595
Total Common Stock	38,517,596	36,411,015	–	74,928,611
Short-Term Investments	5,321,919	1,606,695	–	6,928,614
Total Investments, at fair value	$43,839,515	$38,017,710	$–	$81,857,225

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Australia: 1.3%
714,086		Insurance Australia Group Ltd.	$3,808,503	1.3

		Brazil: 0.8%
280,700		Banco Santander Brasil SA	2,296,297	0.8

		Canada: 1.1%
98,195		Canadian Natural Resources Ltd.	3,004,767	1.1

		China: 1.2%
12,100,000	@	China Hongxing Sports Ltd.	–	–
310,689		China Mobile Ltd.	3,321,001	1.2
			3,321,001	1.2

		Denmark: 1.6%
114,816		Danske Bank A/S	4,649,782	1.6

		France: 6.0%
13,882		LVMH Moet Hennessy Louis Vuitton SE	3,486,989	1.2
236,543		Orange SA	3,980,267	1.4
32,654		Renault S.A.	2,941,851	1.1
72,699		Societe Generale	4,262,672	1.5
130,526		Suez	2,360,063	0.8
			17,031,842	6.0

		Germany: 4.3%
20,906		Allianz SE	4,456,267	1.6
37,806		BASF SE	3,599,118	1.3
29,412		Siemens AG	3,991,244	1.4
			12,046,629	4.3

		Hong Kong: 1.6%
570,460		AIA Group Ltd.	4,486,958	1.6

		India: 1.4%
141,266		Yes Bank Ltd.	3,984,320	1.4

		Ireland: 1.2%
40,947		Medtronic PLC	3,438,320	1.2

		Italy: 0.9%
471,776		Enel S.p.A.	2,691,143	0.9

		Japan: 6.8%
116,000		Dai-ichi Life Holdings, Inc.	2,003,783	0.7
166,521		LIXIL Group Corp.	4,285,459	1.5
172,115		Mitsubishi Corp.	3,736,999	1.3
287,187		Panasonic Corp.	3,955,510	1.4
31,300		Rohm Co., Ltd.	2,419,135	0.9
31,800		Shin-Etsu Chemical Co., Ltd.	2,908,585	1.0
			19,309,471	6.8

		Netherlands: 1.9%
97,245		Royal Dutch Shell PLC - Class A ADR	5,497,260	1.9

		Sweden: 1.3%
210,531		Volvo AB - B Shares	3,575,957	1.3

		Switzerland: 5.6%
70,565		Nestle S.A.	5,956,359	2.1
59,387		Novartis AG	5,058,453	1.8
18,961		Roche Holding AG	4,800,343	1.7
			15,815,155	5.6

		Taiwan: 1.6%
129,050		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,640,638	1.6

		United Kingdom: 4.0%
65,491		AstraZeneca PLC	3,903,467	1.4
121,386		Diageo PLC	3,920,400	1.4
20,868		Shire PLC ADR	3,496,224	1.2
			11,320,091	4.0

		United States: 51.5%
7,348	@	Amazon.com, Inc.	7,258,208	2.6
58,224		Apple, Inc.	8,659,656	3.1
40,137		Campbell Soup Co.	2,120,438	0.7
86,405	L	CenturyLink, Inc.	2,010,644	0.7
123,729		Cisco Systems, Inc.	3,891,277	1.4
86,203		Citizens Financial Group, Inc.	3,024,001	1.1
90,854		Coach, Inc.	4,282,858	1.5
100,332		Coca-Cola Co.	4,599,219	1.6
32,321		Crown Castle International Corp.	3,250,846	1.1
50,448		Deere & Co.	6,471,470	2.3
57,899		Dow Chemical Co.	3,719,432	1.3
22,401		Dr Pepper Snapple Group, Inc.	2,042,075	0.7
64,017		Exxon Mobil Corp.	5,123,921	1.8
28,197		General Dynamics Corp.	5,535,917	2.0
64,114		Intercontinental Exchange, Inc.	4,277,045	1.5
76,236		JPMorgan Chase & Co.	6,998,465	2.5
201,139		Keycorp	3,628,548	1.3
34,311		Kraft Heinz Co.	3,000,840	1.1
15,688		Lam Research Corp.	2,501,609	0.9
72,033		Lazard Ltd.	3,364,661	1.2
25,493		McDonald's Corp.	3,954,984	1.4
59,800		Merck & Co., Inc.	3,820,024	1.3
53,986		Microchip Technology, Inc.	4,321,039	1.5
138,702		Microsoft Corp.	10,083,635	3.6
27,340		Mid-America Apartment Communities, Inc.	2,830,510	1.0
26,682		NextEra Energy, Inc.	3,897,973	1.4
51,695		Nucor Corp.	2,981,251	1.0
106,623		Oracle Corp.	5,323,686	1.9
38,521		Philip Morris International, Inc.	4,495,786	1.6
105,357		Plains GP Holdings L.P.	2,880,460	1.0

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
66,332	Qualcomm, Inc.	$3,528,199	1.2
52,528	Starbucks Corp.	2,835,461	1.0
30,241	UnitedHealth Group, Inc.	5,800,526	2.0
15,555	Vail Resorts, Inc.	3,278,372	1.2
		145,793,036	51.5

	Total Common Stock
	(Cost $217,451,411)	266,711,170	94.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 0.7%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 07/31/17, 1.05%, due 08/01/17 (Repurchase Amount $1,000,029, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $1,020,000, due 11/15/17-04/15/29)	1,000,000	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $1,000,028, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $1,020,004, due 06/15/39-07/20/47)	1,000,000	0.3
33,955	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $33,956, collateralized by various U.S. Government Securities, 0.125%-1.000%, Market Value plus accrued interest $34,634, due 03/15/18-07/15/24)	33,955	0.0
		2,033,955	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
13,463,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $13,463,000)	$13,463,000	4.8

	Total Short-Term Investments
	(Cost $15,496,955)	15,496,955	5.5

	Total Investments in Securities (Cost $232,948,366)	$282,208,125	99.6
	Assets in Excess of Other Liabilities	1,067,739	0.4
	Net Assets	$283,275,864	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $233,405,702.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,706,592
Gross Unrealized Depreciation	(3,904,169)

Net Unrealized Appreciation	$48,802,423

Sector Diversification	Percentage of Net Assets
Financials	18.1%
Information Technology	16.1
Consumer Discretionary	11.4
Health Care	10.6
Industrials	9.8
Consumer Staples	9.2
Energy	5.8
Materials	4.6
Telecommunication Services	3.3
Utilities	3.1
Real Estate	2.1
Short-Term Investments	5.5
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,808,503	$–	$3,808,503
Brazil	2,296,297	–	–	2,296,297
Canada	3,004,767	–	–	3,004,767
China	–	3,321,001	–	3,321,001
Denmark	–	4,649,782	–	4,649,782
France	–	17,031,842	–	17,031,842
Germany	–	12,046,629	–	12,046,629
Hong Kong	–	4,486,958	–	4,486,958
India	–	3,984,320	–	3,984,320
Ireland	3,438,320	–	–	3,438,320
Italy	–	2,691,143	–	2,691,143
Japan	–	19,309,471	–	19,309,471
Netherlands	5,497,260	–	–	5,497,260
Sweden	–	3,575,957	–	3,575,957
Switzerland	–	15,815,155	–	15,815,155
Taiwan	4,640,638	–	–	4,640,638
United Kingdom	3,496,224	7,823,867	–	11,320,091
United States	145,793,036	–	–	145,793,036
Total Common Stock	168,166,542	98,544,628	–	266,711,170
Short-Term Investments	13,463,000	2,033,955	–	15,496,955
Total Investments, at fair value	$181,629,542	$100,578,583	$–	$282,208,125
Other Financial Instruments+
Futures	585,760	–	–	585,760
Total Assets	$182,215,302	$100,578,583	$–	$282,793,885

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following futures contracts were outstanding for Voya Global Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	16	09/15/17	$1,551,120	$43,890
Mini MSCI Emerging Markets Index	180	09/15/17	9,580,500	509,058
S&P 500 E-Mini	20	09/15/17	2,468,000	32,812
			$13,599,620	$585,760

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$585,760
Total Asset Derivatives		$585,760

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Australia: 1.0%
14,657		Harvey Norman Holdings Ltd.	$51,249	0.5
19,501		Vicinity Centres	42,919	0.5
			94,168	1.0

		Canada: 4.0%
1,836		AltaGas Ltd.	42,736	0.5
743		Bank of Montreal	56,353	0.6
898		Bank of Nova Scotia	55,943	0.6
729		Canadian Imperial Bank of Commerce - XTSE	63,278	0.7
2,421		CI Financial Corp.	52,741	0.6
1,098		National Bank Of Canada	49,451	0.5
2,293		Shaw Communications, Inc. - Class B	51,056	0.5
			371,558	4.0

		China: 0.6%
11,500		BOC Hong Kong Holdings Ltd.	56,539	0.6

		Denmark: 0.2%
507		Novo Nordisk A/S	21,562	0.2

		Finland: 1.4%
793		Neste Oyj	34,379	0.4
1,104		Nokian Renkaat OYJ	45,015	0.5
960		Orion Oyj	48,519	0.5
			127,913	1.4

		France: 3.0%
1,220		Bouygues	52,306	0.6
287		Cie Generale des Etablissements Michelin	38,870	0.4
1,885		Credit Agricole SA	33,086	0.4
2,578		Electricite de France SA	26,168	0.3
575		Fonciere Des Regions	55,502	0.6
1,103		Societe Generale	64,674	0.7
			270,606	3.0

		Germany: 3.7%
622		Bayer AG	78,783	0.9
648	#	Covestro AG	50,251	0.5
1,512		Deutsche Post AG	58,654	0.6
1,461		Evonik Industries AG	49,758	0.5
705		Hugo Boss AG	53,177	0.6
460		MAN SE	50,940	0.6
			341,563	3.7

		Hong Kong: 1.4%
1,200		Hang Seng Bank Ltd.	26,089	0.3
53,500	#	HK Electric Investments & HK Electric Investments Ltd.	50,738	0.6
24,613		NWS Holdings Ltd.	47,086	0.5
			123,913	1.4

		Ireland: 0.8%
881		Medtronic PLC	73,978	0.8

		Israel: 1.0%
43,857		Bezeq Israeli Telecommunication Corp., Ltd.	65,085	0.7
5,007		Israel Chemicals Ltd.	23,860	0.3
			88,945	1.0

		Japan: 8.0%
13,000		Aozora Bank Ltd.	49,960	0.5
3,700		Astellas Pharma, Inc.	47,121	0.5
1,500		Canon, Inc.	52,186	0.6
200		Daito Trust Construction Co., Ltd.	33,805	0.4
1,200		Fuji Film Holdings Corp.	44,110	0.5
2,400		Itochu Corp.	37,636	0.4
1,600		Japan Tobacco, Inc.	55,599	0.6
700		Lawson, Inc.	47,655	0.5
1,200		Mixi, Inc.	65,951	0.7
1,000		NH Foods Ltd.	29,579	0.3
2,100		NTT DoCoMo, Inc.	48,766	0.5
3,400		Obayashi Corp.	40,938	0.4
800		Oracle Corp. Japan	53,772	0.6
700		Sankyo Co., Ltd.	22,976	0.2
200		Shimamura Co., Ltd.	24,869	0.3
3,100		Sumitomo Corp.	41,902	0.5
2,100		Teijin Ltd.	42,104	0.5
			738,929	8.0

		Luxembourg: 1.0%
1,141		RTL Group SA	88,765	1.0

		Netherlands: 3.0%
574		Akzo Nobel NV	51,966	0.6
541		LyondellBasell Industries NV - Class A	48,739	0.5
1,491		NN Group NV	60,436	0.6
4,201		Royal Dutch Shell PLC - Class A	118,642	1.3
			279,783	3.0

		Norway: 0.5%
2,609		Marine Harvest	48,641	0.5

		Portugal: 0.5%
2,177		Jeronimo Martins SGPS SA	42,818	0.5

		Singapore: 2.1%
29,600		CapitaLand Mall Trust	43,880	0.5
3,200		DBS Group Holdings Ltd.	51,051	0.5
53,400		Hutchison Port Holdings Trust	25,349	0.3
3,700		Oversea-Chinese Banking Corp., Ltd.	30,989	0.3
12,000		SATS Ltd	42,755	0.5
			194,024	2.1

		Spain: 1.1%
3,805		Distribuidora Internacional de Alimentacion SA	25,629	0.3
2,200		Endesa S.A.	52,081	0.6

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
1,141		Red Electrica Corp. SA	$24,444	0.2
			102,154	1.1

		Sweden: 1.2%
3,991		Nordea Bank AB	50,358	0.5
2,320		Swedbank AB	60,499	0.7
			110,857	1.2

		Switzerland: 2.6%
255		Kuehne & Nagel International AG	44,407	0.5
692		Nestle S.A.	58,412	0.6
315		Roche Holding AG	79,748	0.9
190		Zurich Insurance Group AG	57,908	0.6
			240,475	2.6

		United Kingdom: 5.6%
3,717		3i Group PLC	45,887	0.5
1,302		Admiral Group PLC	35,519	0.4
10,355		BP PLC	60,823	0.7
18,911		Direct Line Insurance Group PLC	93,460	1.0
3,372		GlaxoSmithKline PLC	67,126	0.7
1,909		Persimmon PLC	63,075	0.7
722		Provident Financial PLC	19,655	0.2
15,512		Royal Mail PLC	82,483	0.9
4,873		Tate & Lyle PLC	43,210	0.5
			511,238	5.6

		United States: 56.3%
239		3M Co.	48,080	0.5
1,019		AbbVie, Inc.	71,238	0.8
163		Aetna, Inc.	25,153	0.3
748		Aflac, Inc.	59,653	0.7
1,084		Altria Group, Inc.	70,427	0.8
502		Ameren Corp.	28,162	0.3
474		American Express Co.	40,399	0.4
3,926		Annaly Capital Management, Inc.	47,230	0.5
950		Apple, Inc.	141,293	1.5
3,740		AT&T, Inc.	145,860	1.6
523		Automatic Data Processing, Inc.	62,190	0.7
165		AvalonBay Communities, Inc.	31,738	0.3
266		Avery Dennison Corp.	24,719	0.3
662		Axis Capital Holdings Ltd.	42,752	0.5
279		Becton Dickinson & Co.	56,191	0.6
966		Best Buy Co., Inc.	56,356	0.6
198		Boeing Co.	48,007	0.5
400		Camden Property Trust	35,880	0.4
1,733		Centerpoint Energy, Inc.	48,853	0.5
3,627	L	CenturyLink, Inc.	84,400	0.9
801		Chevron Corp.	87,461	1.0
3,875		Cisco Systems, Inc.	121,869	1.3
3,536		Colony NorthStar, Inc.	51,767	0.6
638		Consolidated Edison, Inc.	52,865	0.6
853		CVS Health Corp.	68,180	0.7
598		Darden Restaurants, Inc.	50,160	0.5
825		Eli Lilly & Co.	68,195	0.7
198		Everest Re Group Ltd.	51,953	0.6
784		Expeditors International Washington, Inc.	46,162	0.5
591		Extra Space Storage, Inc.	46,985	0.5
1,569		Exxon Mobil Corp.	125,583	1.4
599		Fidelity National Information Services, Inc.	54,641	0.6
1,391		FirstEnergy Corp.	44,387	0.5
1,867		H&R Block, Inc.	56,944	0.6
405		Harris Corp.	46,360	0.5
599		Home Depot, Inc.	89,610	1.0
524		Honeywell International, Inc.	71,327	0.8
3,070		HP, Inc.	58,637	0.6
2,494		Intel Corp.	88,462	1.0
475		Intercontinental Exchange, Inc.	31,687	0.3
773		International Business Machines Corp.	111,830	1.2
305		JM Smucker Co.	37,180	0.4
1,284		Johnson & Johnson	170,412	1.9
431		Kimberly-Clark Corp.	53,082	0.6
554		KLA-Tencor Corp.	51,317	0.6
1,073		Kohl's Corp.	44,369	0.5
257		Lockheed Martin Corp.	75,077	0.8
2,291		Macy's, Inc.	54,411	0.6
1,108		Maxim Integrated Products	50,348	0.5
538		McDonald's Corp.	83,465	0.9
351		Microsoft Corp.	25,518	0.3
664		Monsanto Co.	77,568	0.8
531		Motorola Solutions, Inc.	48,151	0.5
233		Northrop Grumman Corp.	61,309	0.7
611		Omnicom Group	48,110	0.5
1,764		Oracle Corp.	88,077	1.0
1,518		Paychex, Inc.	87,816	1.0
736		PepsiCo, Inc.	85,825	0.9
3,942		Pfizer, Inc.	130,717	1.4
819		Philip Morris International, Inc.	95,585	1.0
591		Phillips 66	49,496	0.5
651		Procter & Gamble Co.	59,124	0.6
223		Public Storage, Inc.	45,842	0.5
233		Quest Diagnostics, Inc.	25,236	0.3
371		Raytheon Co.	63,727	0.7
763		Republic Services, Inc.	49,000	0.5
1,010		Southern Co.	48,409	0.5
738		T. Rowe Price Group, Inc.	61,047	0.7
1,810		Target Corp.	102,573	1.1
618		Travelers Cos., Inc.	79,160	0.9
483		UnitedHealth Group, Inc.	92,644	1.0
1,269		US Bancorp	66,978	0.7
791		Valero Energy Corp.	54,555	0.6
512		Walgreens Boots Alliance, Inc.	41,303	0.5
987		Wal-Mart Stores, Inc.	78,950	0.9
305		Walt Disney Co.	33,529	0.4

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
747	Waste Management, Inc.	$56,137	0.6
1,884	Wells Fargo & Co.	101,623	1.1
2,693	Western Union Co.	53,187	0.6
787	Xilinx, Inc.	49,786	0.5
		5,174,289	56.3

	Total Common Stock
	(Cost $8,300,707)	9,102,718	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc: 0.9%
85,334	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/17, 1.04%, due 08/01/17 (Repurchase Amount $85,336, collateralized by various U.S. Government Securities, 0.125%-1.000%, Market Value plus accrued interest $87,041, due 03/15/18-07/15/24)
	(Cost $85,334)	85,334	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
53,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $53,000)	53,000	0.6

	Total Short-Term Investments
	(Cost $138,334)	138,334	1.5

	Total Investments in Securities (Cost $8,439,041)	$9,241,052	100.5
	Liabilities in Excess of Other Assets	(43,176)	(0.5)
	Net Assets	$9,197,876	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$902,453
Gross Unrealized Depreciation	(100,442)

Net Unrealized Appreciation	$802,011

Sector Diversification	Percentage of Net Assets
Financials	17.2%
Information Technology	14.8
Health Care	11.5
Industrials	11.4
Consumer Discretionary	11.4
Consumer Staples	10.2
Energy	6.4
Real Estate	4.3
Utilities	4.1
Materials	4.0
Telecommunication Services	3.7
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$94,168	$–	$94,168
Canada	371,558	–	–	371,558
China	–	56,539	–	56,539
Denmark	–	21,562	–	21,562
Finland	–	127,913	–	127,913
France	–	270,606	–	270,606
Germany	–	341,563	–	341,563
Hong Kong	–	123,913	–	123,913
Ireland	73,978	–	–	73,978
Israel	65,085	23,860	–	88,945
Japan	–	738,929	–	738,929
Luxembourg	–	88,765	–	88,765
Netherlands	48,739	231,044	–	279,783
Norway	–	48,641	–	48,641
Portugal	–	42,818	–	42,818
Singapore	–	194,024	–	194,024
Spain	–	102,154	–	102,154
Sweden	–	110,857	–	110,857
Switzerland	–	240,475	–	240,475
United Kingdom	–	511,238	–	511,238
United States	5,174,289	–	–	5,174,289
Total Common Stock	5,733,649	3,369,069	–	9,102,718
Short-Term Investments	53,000	85,334	–	138,334
Total Investments, at fair value	$5,786,649	$3,454,403	$–	$9,241,052

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
209,141	Voya Corporate Leaders ® 100 Fund - Class R6	$4,345,940	10.1
429,596	Voya Global Bond Fund - Class R6	4,326,028	10.0
219,398	Voya Global Real Estate Fund - Class R6	4,311,176	10.0
498,261	Voya GNMA Income Fund - Class I	4,215,287	9.8
520,711	Voya High Yield Bond Fund - Class R6	4,275,037	9.9
418,588	Voya Intermediate Bond Fund - Class R6	4,248,669	9.9
158,870	@ Voya MidCap Opportunities Fund - Class R6	4,222,765	9.8
368,300	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,533,773	10.5
412,190	Voya Multi-Manager International Factors Fund - Class I	4,365,095	10.1
241,167	Voya Small Company Fund - Class R6	4,290,360	10.0

	Total Mutual Funds
	(Cost $39,827,063)	43,134,130	100.1

	Liabilities in Excess of Other Assets	(22,241)	(0.1)
	Net Assets	$43,111,889	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $40,586,567.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,459,234
Gross Unrealized Depreciation	(911,671)

Net Unrealized Appreciation	$2,547,563

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$43,134,130	$–	$–	$43,134,130
Total Investments, at fair value	$43,134,130	$–	$–	$43,134,130

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$1,977,921	$2,389,395	$(438,787)	$417,411	$4,345,940	$36,415	$43,534	$-
Voya Global Bond Fund - Class R6	6,937,277	836,973	(3,435,201)	(13,021)	4,326,028	$291,513	(98,640)	-
Voya Global Real Estate Fund - Class R6	2,004,300	2,539,533	(391,831)	159,174	4,311,176	$95,948	(28,220)	5,309
Voya GNMA Income Fund - Class I	6,953,646	697,107	(3,334,164)	(101,302)	4,215,287	$72,673	(1,396)	-
Voya High Yield Bond Fund - Class R6	6,945,882	712,394	(3,525,525)	142,286	4,275,037	$192,407	(22,237)	-
Voya Intermediate Bond Fund - Class R6	6,950,551	744,449	(3,388,265)	(58,066)	4,248,669	$117,154	(29,797)	-
Voya MidCap Opportunities Fund - Class R6	1,983,326	2,409,161	(661,446)	491,724	4,222,765	$-	(12,184)	112,304
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,980,095	2,416,650	(788,643)	925,671	4,533,773	$22,744	86,942	-
Voya Multi-Manager International Factors Fund - Class I	1,980,094	2,308,129	(589,141)	666,013	4,365,095	$30,793	(3,631)	-
Voya Small Company Fund - Class R6	1,986,118	2,602,907	(577,628)	278,963	4,290,360	$5,242	5,976	120,046
	$39,699,210	$17,656,698	$(17,130,631)	$2,908,853	$43,134,130	$864,889	$(59,653)	$237,659

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Australia: 5.6%
4,687,533		Dexus	$35,199,057	1.6
3,138,062		Goodman Group	19,998,051	0.9
5,589,599		GPT Group	21,430,925	1.0
5,719,819		Mirvac Group	9,935,078	0.4
11,634,655		Scentre Group	38,472,649	1.7
			125,035,760	5.6

		Austria: 0.5%
407,190		BUWOG AG	11,971,214	0.5

		Canada: 2.1%
372,800		Canadian Real Estate Investment Trust	13,488,677	0.6
787,900		H&R Real Estate Investment Trust	13,334,422	0.6
1,427,600		Pure Industrial Real Estate Trust	7,294,014	0.3
551,500		Smart Real Estate Investment Trust	13,872,099	0.6
			47,989,212	2.1

		France: 4.6%
161,262	@	Gecina S.A.	24,381,441	1.1
979,765		Klepierre	39,873,882	1.8
152,747		Unibail-Rodamco SE	38,202,571	1.7
			102,457,894	4.6

		Germany: 5.2%
321,824	#	ADO Properties SA	14,527,303	0.7
570,447		Deutsche Wohnen AG	22,605,857	1.0
290,388		LEG Immobilien AG	27,922,276	1.2
1,248,715		Vonovia SE	50,603,839	2.3
			115,659,275	5.2

		Hong Kong: 8.7%
6,478,700		Cheung Kong Property Holdings Ltd.	52,392,094	2.3
12,409,700		Hang Lung Properties Ltd.	30,864,032	1.4
3,154,100		Hongkong Land Holdings Ltd. - HKHGF	23,701,453	1.0
5,691,000		Link REIT	46,203,214	2.1
5,566,800		Swire Properties Ltd.	19,230,405	0.9
2,683,800		Wharf Holdings Ltd.	22,811,351	1.0
			195,202,549	8.7

		Japan: 10.5%
1,722		Activia Properties, Inc.	7,739,589	0.3
6,075		Japan Retail Fund Investment Corp.	11,603,627	0.5
785,923		Mitsubishi Estate Co., Ltd.	14,290,409	0.6
2,820,588		Mitsui Fudosan Co., Ltd.	64,733,147	2.9
13,310		Mori Hills REIT Investment Corp.	16,769,550	0.8
3,871		Nippon Building Fund, Inc.	20,892,058	0.9
15,794		Nippon Prologis REIT, Inc.	33,305,611	1.5
428,700		Nomura Real Estate Holdings, Inc.	8,497,335	0.4
16,586		Orix JREIT, Inc.	25,181,595	1.1
1,634,300		Hulic Co. Ltd.	17,255,950	0.8
1,168,600		Tokyo Tatemono Co., Ltd.	15,900,733	0.7
			236,169,604	10.5

		Netherlands: 0.2%
87,635		Eurocommercial Properties NV	3,546,420	0.2

		Singapore: 1.6%
8,044,100		CapitaLand Ltd.	21,882,671	1.0
808,300		City Developments Ltd.	6,709,426	0.3
5,723,360		Mapletree Commercial Trust	6,778,580	0.3
			35,370,677	1.6

		Spain: 1.0%
525,762		Hispania Activos Inmobiliarios SOCIMI SA	9,485,300	0.4
1,405,949		Inmobiliaria Colonial SA	13,113,884	0.6
			22,599,184	1.0

		Sweden: 0.9%
604,747		Castellum AB	9,399,947	0.4
590,364		Fabege AB	11,660,494	0.5
			21,060,441	0.9

		United Kingdom: 5.9%
1,113,858		British Land Co. PLC	8,975,373	0.4
162,935		Derwent London PLC	6,121,892	0.3
2,616,155		Hammerson PLC	19,826,707	0.9
3,510,702		Land Securities Group PLC	47,343,664	2.1
1,131,757		Safestore Holdings PLC	6,307,449	0.3
3,683,119		Segro PLC	25,633,380	1.1
3,903,842		Tritax Big Box REIT Plc	7,715,795	0.3
1,220,615		Unite Group PLC	10,808,772	0.5
			132,733,032	5.9

		United States: 52.9%
366,900		Alexandria Real Estate Equities, Inc.	44,486,625	2.0
312,708		AvalonBay Communities, Inc.	60,149,384	2.7
237,600		Boston Properties, Inc.	28,728,216	1.3
262,200		Camden Property Trust	23,519,340	1.0
109,500		Crown Castle International Corp.	11,013,510	0.5
909,460		CubeSmart	22,427,284	1.0
296,800		CyrusOne, Inc.	17,721,928	0.8
498,150		DCT Industrial Trust, Inc.	28,065,771	1.3
879,100		DiamondRock Hospitality Co.	10,267,888	0.5
74,992		Digital Realty Trust, Inc.	8,649,577	0.4
58,900		Equinix, Inc.	26,547,997	1.2
443,600		Equity Residential	30,191,416	1.3
596,743		Extra Space Storage, Inc.	47,441,069	2.1

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
931,800	Gaming and Leisure Properties, Inc.	$35,352,492	1.6
2,692,444	GGP, Inc.	60,876,159	2.7
1,200,000	HCP, Inc.	37,980,000	1.7
880,498	Healthcare Trust of America, Inc.	26,934,434	1.2
1,707,935	Host Hotels & Resorts, Inc.	31,870,067	1.4
583,229	Hudson Pacific Properties, Inc.	19,083,253	0.9
567,000	Invitation Homes, Inc.	12,088,440	0.5
302,700	Kilroy Realty Corp.	21,010,407	0.9
1,773,030	Kimco Realty Corp.	35,779,745	1.6
445,700	Park Hotels & Resorts, Inc.	12,002,701	0.5
1,259,982	ProLogis, Inc.	76,619,505	3.4
594,800	Regency Centers Corp.	39,387,656	1.8
681,420	Simon Property Group, Inc.	108,005,070	4.8
389,604	SL Green Realty Corp.	40,234,405	1.8
639,900	Starwood Waypoint Homes	22,370,904	1.0
795,600	STORE Capital Corp.	18,609,084	0.8
422,400	Sun Communities, Inc.	37,597,824	1.7
972,915	Sunstone Hotel Investors, Inc.	15,839,056	0.7
976,655	UDR, Inc.	38,177,444	1.7
4,447,237	VEREIT, Inc.	36,956,539	1.6
524,202	Vornado Realty Trust	41,595,429	1.9
810,000	Welltower, Inc.	59,445,900	2.6
		1,187,026,519	52.9

	Total Common Stock
	(Cost $1,666,865,337)	2,236,821,781	99.7

RIGHTS: 0.1%
	France: 0.1%
259,437	@ Gecina SA	770,258	0.1

	Total Rights
	(Cost $335,209)	770,258	0.1

	Total Long-Term Investments
	(Cost $1,667,200,546)	2,237,592,039	99.8

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
705,005	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $705,005)	705,005	0.0

	Total Short-Term Investments
	(Cost $705,005)	705,005	0.0

	Total Investments in Securities (Cost $1,667,905,551)	$2,238,297,044	99.8
	Assets in Excess of Other Liabilities	5,260,410	0.2
	Net Assets	$2,243,557,454	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $1,806,764,119.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$534,116,862
Gross Unrealized Depreciation	(102,583,937)

Net Unrealized Appreciation	$431,532,925

REIT Diversification	Percentage of Net Assets
Retail REITs	21.1%
Office REITs	13.5
Residential REITs	10.4
Real Estate Operating Companies	9.9
Diversified REITs	9.0
Industrial REITs	8.8
Diversified Real Estate Activities	8.3
Specialized REITs	7.9
Health Care REITs	5.5
Hotel & Resort REITs	3.1
Real Estate Development	2.3
Assets in Excess of Other Liabilities*	0.2
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$125,035,760	$–	$125,035,760
Austria	11,971,214	–	–	11,971,214
Canada	47,989,212	–	–	47,989,212
France	–	102,457,894	–	102,457,894
Germany	–	115,659,275	–	115,659,275
Hong Kong	–	195,202,549	–	195,202,549
Japan	45,401,197	190,768,407	–	236,169,604
Netherlands	3,546,420	–	–	3,546,420
Singapore	6,778,580	28,592,097	–	35,370,677
Spain	9,485,300	13,113,884	–	22,599,184
Sweden	–	21,060,441	–	21,060,441
United Kingdom	14,023,244	118,709,788	–	132,733,032
United States	1,187,026,519	–	–	1,187,026,519
Total Common Stock	1,326,221,686	910,600,095	–	2,236,821,781
Rights	770,258	–	–	770,258
Short-Term Investments	705,005	–	–	705,005
Total Investments, at fair value	$1,327,696,949	$910,600,095	$–	$2,238,297,044
Other Financial Instruments+
Forward Foreign Currency Contracts	–	22,405	–	22,405
Total Assets	$1,327,696,949	$910,622,500	$–	$2,238,319,449
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(29,498)	$–	$(29,498)
Total Liabilities	$–	$(29,498)	$–	$(29,498)

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $64,478,574 were transferred from Level 2 to Level 1 within the fair value hierarchy.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Real Estate Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,363,993	JPY	263,814,525	Brown Brothers Harriman & Co.	08/01/17	$(28,991)
CAD	1,092,783	USD	870,695	Brown Brothers Harriman & Co.	08/01/17	5,811
USD	132,762	SGD	180,599	Brown Brothers Harriman & Co.	08/01/17	(507)
USD	377,494	CAD	469,040	Brown Brothers Harriman & Co.	08/02/17	1,284
JPY	1,016,943	USD	9,165	Brown Brothers Harriman & Co.	08/02/17	59
CAD	8,055,680	USD	6,446,194	Brown Brothers Harriman & Co.	08/03/17	15,251
USD	9	EUR	8	The Bank of New York Mellon	08/02/17	–
						$(7,093)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$22,405
Total Asset Derivatives		$22,405

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$29,498
Total Liability Derivatives		$29,498

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

Brown Brothers Harriman & Co.
Assets:
Forward foreign currency contracts	$22,405
Total Assets	$22,405

Liabilities:
Forward foreign currency contracts	$29,498
Total Liabilities	$29,498

Net OTC derivative instruments by counterparty, at fair value	$(7,093)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(7,093)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 13.8%
3,909,831		Aventus Retail Property Fund Ltd.	$7,034,183	2.7
1,280,013		Dexus	9,611,719	3.7
752,485		Gateway Lifestyle	1,165,015	0.4
470,462		Goodman Group	2,998,131	1.2
1,390,616		GPT Group	5,331,722	2.0
782,212		Peet Ltd.	744,666	0.3
2,211,596		Scentre Group	7,313,148	2.8
541,660		Stockland	1,821,196	0.7
			36,019,780	13.8

		Austria: 0.9%
79,084		BUWOG AG	2,325,036	0.9

		Belgium: 0.5%
12,197		Warehouses De Pauw SCA	1,354,211	0.5

		Canada: 4.2%
363,900		Chartwell Retirement Residences	4,468,666	1.7
347,500		Pure Industrial Real Estate Trust	1,775,476	0.7
184,713		Smart Real Estate Investment Trust	4,646,160	1.8
			10,890,302	4.2

		France: 8.0%
5,480	@	Fonciere Des Regions	528,957	0.2
28,187	@	Gecina S.A.	4,261,634	1.6
155,154		Klepierre	6,314,363	2.4
39,375		Unibail-Rodamco SE	9,847,829	3.8
			20,952,783	8.0

		Germany: 8.3%
79,482	#	ADO Properties SA	3,587,859	1.4
500,819		Aroundtown Property Holdings PLC	2,964,338	1.1
134,393		Deutsche Wohnen AG	5,325,769	2.1
27,123		LEG Immobilien AG	2,608,014	1.0
176,062		Vonovia SE	7,134,865	2.7
			21,620,845	8.3

		Hong Kong: 15.7%
1,156,721		Cheung Kong Property Holdings Ltd.	9,354,197	3.6
3,162,000		Hang Lung Properties Ltd.	7,864,176	3.0
623,800		Hongkong Land Holdings Ltd. - HKHGF	4,687,539	1.8
586,000		Link REIT	4,757,526	1.8
693,000		New World Development Ltd.	935,860	0.4
191,254		Sun Hung Kai Properties Ltd.	2,959,133	1.1
1,839,200		Swire Properties Ltd.	6,353,482	2.4
495,500		Wharf Holdings Ltd.	4,211,575	1.6
			41,123,488	15.7

		Ireland: 1.0%
1,083,087	@	Green REIT plc	1,852,521	0.7
410,819		Hibernia REIT plc	682,315	0.3
			2,534,836	1.0

		Japan: 22.0%
737		Activia Properties, Inc.	3,312,472	1.3
566		Kenedix Office Investment Corp.	3,199,041	1.2
2,234		Kenedix Retail REIT Corp.	4,901,739	1.9
449,000		Mitsubishi Estate Co., Ltd.	8,164,150	3.1
573,356		Mitsui Fudosan Co., Ltd.	13,158,653	5.1
1,281		Mitsui Fudosan Logistics Park, Inc.	3,712,454	1.4
624		Nippon Accommodations Fund, Inc.	2,592,336	1.0
1,810		Nippon Building Fund, Inc.	9,768,697	3.7
65,900		Nomura Real Estate Holdings, Inc.	1,306,215	0.5
2,228		Orix JREIT, Inc.	3,382,648	1.3
376,400		Hulic Co. Ltd.	3,974,264	1.5
			57,472,669	22.0

		Netherlands: 1.0%
65,251		Eurocommercial Properties NV	2,640,582	1.0

		Norway: 0.4%
85,233	#	Entra ASA	1,132,776	0.4

		Singapore: 4.7%
2,243,800		CapitaLand Ltd.	6,103,895	2.3
3,510,400		CapitaLand Mall Trust	5,203,896	2.0
137,000		City Developments Ltd.	1,137,191	0.4
			12,444,982	4.7

		Spain: 2.7%
61,152		Axiare Patrimonio SOCIMI SA	1,141,976	0.4
54,535		Hispania Activos Inmobiliarios SOCIMI SA	983,869	0.4
490,597		Inmobiliaria Colonial SA	4,576,007	1.8
20,897		Merlin Properties Socimi SA	281,224	0.1
			6,983,076	2.7

		Sweden: 2.4%
187,817		Castellum AB	2,919,353	1.1
103,880		Fabege AB	2,051,772	0.8
72,887		Hufvudstaden AB	1,268,703	0.5
			6,239,828	2.4

		Switzerland: 1.6%
37,135		PSP Swiss Property AG	3,378,890	1.3
7,846		Swiss Prime Site AG	707,962	0.3
			4,086,852	1.6

		United Kingdom: 11.3%
103,924		Big Yellow Group PLC	1,062,660	0.4

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
251,879	British Land Co. PLC	$2,029,619	0.8
212,185	Capital & Counties Properties PLC	806,588	0.3
51,458	Derwent London PLC	1,933,411	0.7
157,102	Grainger PLC	545,108	0.2
586,657	Hammerson PLC	4,446,020	1.7
447,158	Land Securities Group PLC	6,030,161	2.3
265,114	Safestore Holdings PLC	1,477,519	0.6
663,078	Segro PLC	4,614,820	1.8
184,295	Shaftesbury PLC	2,391,041	0.9
918,348	Tritax Big Box REIT Plc	1,815,080	0.7
272,329	Unite Group PLC	2,411,524	0.9
		29,563,551	11.3

	Total Common Stock
	(Cost $209,249,215)	257,385,597	98.5

RIGHTS: 0.0%
	France: 0.0%
19,874	@ Gecina SA	59,005	0.0

	Total Rights
	(Cost $–)	59,005	0.0

	Total Long-Term Investments
	(Cost $209,249,215)	257,444,602	98.5

SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
3,691,853	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $3,691,853)	3,691,853	1.4

	Total Short-Term Investments
	(Cost $3,691,853)	3,691,853	1.4

	Total Investments in Securities (Cost $212,941,068)	$261,136,455	99.9
	Assets in Excess of Other Liabilities	363,288	0.1
	Net Assets	$261,499,743	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $224,580,672.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,325,257
Gross Unrealized Depreciation	(4,769,474)

Net Unrealized Appreciation	$36,555,783

REIT Diversification	Percentage of Net Assets
Retail REITs	23.6%
Real Estate Operating Companies	21.6
Diversified Real Estate Activities	17.9
Office REITs	10.8
Diversified REITs	9.8
Industrial REITs	6.3
Real Estate Development	3.9
Residential REITs	1.9
Health Care Facilities	1.7
Specialized REITs	1.0
Assets in Excess of Other Liabilities*	1.5
Net Assets	100.0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$744,666	$35,275,114	$–	$36,019,780
Austria	2,325,036	–	–	2,325,036
Belgium	1,354,211	–	–	1,354,211
Canada	10,890,302	–	–	10,890,302
France	–	20,952,783	–	20,952,783
Germany	2,964,338	18,656,507	–	21,620,845
Hong Kong	–	41,123,488	–	41,123,488
Ireland	682,315	1,852,521	–	2,534,836
Japan	19,385,959	38,086,710	–	57,472,669
Netherlands	2,640,582	–	–	2,640,582
Norway	1,132,776	–	–	1,132,776
Singapore	–	12,444,982	–	12,444,982
Spain	2,125,845	4,857,231	–	6,983,076
Sweden	–	6,239,828	–	6,239,828
Switzerland	707,962	3,378,890	–	4,086,852
United Kingdom	4,355,259	25,208,292	–	29,563,551
Total Common Stock	49,309,251	208,076,346	–	257,385,597
Rights	59,005	–	–	59,005
Short-Term Investments	3,691,853	–	–	3,691,853
Total Investments, at fair value	$53,060,109	$208,076,346	$–	$261,136,455
Other Financial Instruments+
Forward Foreign Currency Contracts	–	4,211	–	4,211
Total Assets	$53,060,109	$208,080,557	$–	$261,140,666
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11,254)	$–	$(11,254)
Total Liabilities	$–	$(11,254)	$–	$(11,254)

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $7,897,568 and $23,720,462 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya International Real Estate Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	147,101	SGD	200,105	Brown Brothers Harriman & Co.	08/01/17	$(561)
USD	650,183	JPY	72,558,503	Brown Brothers Harriman & Co.	08/01/17	(7,974)
USD	397,447	JPY	44,099,852	Brown Brothers Harriman & Co.	08/02/17	(2,571)
USD	82,341	SGD	111,785	Brown Brothers Harriman & Co.	08/02/17	(148)
CAD	2,224,000	USD	1,779,655	Brown Brothers Harriman & Co.	08/03/17	4,211
USD	3	EUR	3	The Bank of New York Mellon	08/02/17	–
						$(7,043)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$4,211
Total Asset Derivatives		$4,211

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$11,254
Total Liability Derivatives		$11,254

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

Brown Brothers Harriman & Co.
Assets:
Forward foreign currency contracts	$4,211
Total Assets	$4,211

Liabilities:
Forward foreign currency contracts	$11,254
Total Liabilities	$11,254

Net OTC derivative instruments by counterparty, at fair value	$(7,043)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(7,043)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Argentina: 1.1%
88,800	@	Arcos Dorados Holdings, Inc.	$781,440	0.2
35,854	@	Cresud SACIF y A ADR	651,826	0.2
70,660		Grupo Supervielle SA ADR	1,266,227	0.4
41,000	@	IRSA Inversiones y Representaciones SA ADR	912,660	0.3
			3,612,153	1.1

		Brazil: 7.4%
83,800	@	Atacadao Distribuicao Comercio e Industria LTDA	407,666	0.1
426,370	@	B2W Cia Digital	1,825,337	0.6
53,680	L	Banco Bradesco SA ADR	516,402	0.2
131,089		Banco do Brasil S.A.	1,206,909	0.4
38,400		Banco Santander Brasil S.A. ADR	312,192	0.1
17,100		Braskem SA-SPON ADR	410,742	0.1
59,000	@,L	BRF SA ADR	695,610	0.2
52,000	@	Centrais Eletricas Brasileiras SA	225,619	0.1
29,200	@	Cia Brasileira de Distribuicao ADR	678,024	0.2
14,149		Cia de Saneamento de Minas Gerais-COPASA	192,837	0.0
70,600		CVC Brasil Operadora e Agencia de Viagens SA	800,330	0.2
93,829		EDP - Energias do Brasil S.A.	432,684	0.1
29,370		Fibria Celulose SA	311,656	0.1
125,600		Fleury SA	1,192,220	0.4
66,000		Hypermarcas SA	590,505	0.2
292,889		Itau Unibanco Holding SA ADR	3,488,308	1.1
65,100		JBS SA	159,913	0.0
242,319		Kroton Educacional SA	1,174,937	0.4
16,498		M Dias Branco SA	267,652	0.1
335,000	@	Movida Participacoes SA	1,064,618	0.3
149,861		MRV Engenharia e Participacoes SA	691,552	0.2
16,900	@	Ouro Fino Saude Animal Participacoes SA	146,327	0.0
109,700	@	Petroleo Brasileiro SA ADR	966,457	0.3
64,400		Smiles SA	1,335,974	0.4
80,900		Telefonica Brasil SA ADR	1,203,792	0.4
12,200		Tim Participacoes SA ADR	205,814	0.1
270,759		Tim Participacoes SA	918,637	0.3
47,162		Transmissora Alianca de Energia Eletrica SA	347,853	0.1
222,990		Vale SA ADR	2,236,590	0.7
			24,007,157	7.4

		Canada: 0.3%
58,800		Potash Corp. of Saskatchewan	1,052,520	0.3

		Chile: 0.3%
13,800		Cia Cervecerias Unidas SA ADR	367,218	0.1
11,500		Sociedad Quimica y Minera de Chile SA ADR	472,765	0.2
			839,983	0.3

		China: 26.9%
106,000		AAC Technologies Holdings, Inc.	1,423,969	0.4
81,068	@	Alibaba Group Holding Ltd. ADR	12,561,487	3.9
156,000		Anhui Conch Cement Co., Ltd.	576,311	0.2
11,200	@	Baidu, Inc. ADR	2,535,120	0.8
1,200,000		Beijing Capital International Airport Co., Ltd.	1,888,589	0.6
2,295,000		Beijing Enterprises Water Group Ltd.	1,904,360	0.6
287,986		Beijing Originwater Technology Co. Ltd.	739,984	0.2
5,000	@	Bitauto Holdings Ltd. ADR	158,000	0.0
126,500		BYD Electronic International Co. Ltd.	319,101	0.1
2,968,000		China Construction Bank	2,464,374	0.8
21,000	@	China Lodging Group Ltd. ADR	2,136,330	0.7
911,000		China Maple Leaf Educational Systems Ltd.	729,623	0.2
863,000		China Medical System Holdings Ltd.	1,472,231	0.5
319,000		China Mengniu Dairy Co., Ltd.	620,840	0.2
435,000		China Merchants Bank Co., Ltd.	1,428,339	0.4
78,000		China Mobile Ltd.	833,754	0.3
1,055,650		China Petroleum & Chemical Corp.	800,254	0.3
978,000		China Power International Development Ltd.	335,237	0.1
297,000		China Resources Phoenix Healthcare Holdings Co. Ltd.	375,022	0.1
20,900	@	Ctrip.com International Ltd. ADR	1,248,357	0.4
615,000		Fu Shou Yuan International Group Ltd.	378,468	0.1
325,000		Geely Automobile Holdings Ltd.	750,467	0.2
518,000		Guangzhou Automobile Group Co. Ltd.	1,113,133	0.3
88,000		Haier Electronics Group Co. Ltd.	226,598	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
826,000		Huadian Power International Co.	$348,637	0.1
558,000		Huaneng Power International, Inc.	393,331	0.1
3,688,000		Industrial & Commercial Bank of China	2,577,016	0.8
93,300	@	JD.com, Inc. ADR	4,214,361	1.3
688,000		Jiangnan Group Ltd.	51,930	0.0
66,500		Kingboard Chemicals Holdings	299,392	0.1
11,834		Kweichow Moutai Co. Ltd.	846,519	0.3
317,000		Lee & Man Paper Manufacturing Ltd.	337,590	0.1
5,767		NetEase, Inc. ADR	1,795,152	0.5
442,000		Nine Dragons Paper Holdings Ltd.	657,619	0.2
568,000		PICC Property & Casualty Co., Ltd.	1,056,684	0.3
835,500		Ping An Insurance Group Co. of China Ltd.	6,184,465	1.9
306,000		Shenzhen Expressway Co. Ltd.	273,243	0.1
127,000		Shenzhou International Group Holdings Ltd.	848,378	0.3
743,000		Sihuan Pharmaceutical Holdings Group Ltd.	312,653	0.1
46,700	@	Sina Corp.	4,427,627	1.4
357,600		Sinopharm Group Co.	1,496,727	0.5
53,700	@	Sohu.com, Inc.	3,051,771	0.9
12,350		TAL Education Group ADR	1,936,109	0.6
360,200		Tencent Holdings Ltd.	14,377,017	4.4
688,000		Tingyi Cayman Islands Holding Corp.	876,028	0.3
172,000		Travelsky Technology Ltd.	455,435	0.1
102,000		Tsingtao Brewery Co., Ltd.	437,003	0.1
1,195,600		Uni-President China Holdings Ltd.	928,483	0.3
16,270	@	Weibo Corp. ADR	1,251,976	0.4
588,000		Xinyi Solar Holdings Ltd.	185,050	0.1
374,000		Zhejiang Expressway Co., Ltd.	466,578	0.1
			87,106,722	26.9

		Egypt: 0.2%
147,090		Commercial International Bank Egypt SAE	688,856	0.2

		Georgia: 0.5%
38,772		BGEO Group PLC	1,764,521	0.5

		Hong Kong: 2.0%
189,000		AIA Group Ltd.	1,486,581	0.4
235,000		Galaxy Entertainment Group Ltd.	1,450,914	0.4
224,000		Kingboard Laminates Holdings Ltd.	312,174	0.1
1,128,400		Man Wah Holdings Ltd.	974,036	0.3
135,000		Techtronic Industries Co., Ltd.	599,845	0.2
1,840,000		Tongda Group Holdings Ltd.	533,749	0.2
947,500	#	WH Group Ltd.	888,416	0.3
342,000		Xinyi Glass Holding Co. Ltd.	353,388	0.1
			6,599,103	2.0

		Hungary: 0.5%
7,124		MOL Hungarian Oil & Gas PLC	617,410	0.2
24,698		OTP Bank Nyrt	919,109	0.3
			1,536,519	0.5

		India: 7.0%
95,647		Apollo Tyres Ltd.	397,438	0.1
745,000		Ashok Leyland Ltd.	1,271,402	0.4
125,000		Bharti Infratel Ltd.	782,294	0.2
68,000		Cholamandalam Investment and Finance Co. Ltd.	1,269,725	0.4
15,000		HDFC Bank Ltd. ADR	1,451,700	0.5
50,600		HDFC Bank Ltd. - Foreign Premium	1,455,422	0.5
92,778		Hindustan Petroleum Corp. Ltd.	553,998	0.2
70,310		Housing Development Finance Corp.	1,961,062	0.6
154,110		ICICI Bank Ltd. ADR	1,434,764	0.4
309,964		Oil & Natural Gas Corp., Ltd.	818,561	0.2
108,465		Phoenix Mills Ltd.	824,023	0.3
27,356		Reliance Industries Ltd. GDR	1,356,857	0.4
241,380		Reliance Industries Ltd.	6,076,237	1.9
158,697		Rural Electrification Corp. Ltd.	432,987	0.1
39,423		Strides Shasun, Ltd.	650,798	0.2
79,397	#	Syngene International Ltd.	586,975	0.2
55,141		Tata Chemicals Ltd.	532,482	0.2
148,818		Vedanta Ltd.	648,986	0.2
			22,505,711	7.0

		Indonesia: 1.5%
1,593,800		Astra International Tbk PT	953,645	0.3
2,617,800		Bank Rakyat Indonesia	2,900,448	0.9
1,092,500		Bank Negara Indonesia Persero Tbk PT	610,396	0.2
1,131,500		Link Net Tbk PT	428,856	0.1
			4,893,345	1.5

		Kenya: 0.5%
7,065,000		Safaricom Ltd.	1,664,671	0.5

		Luxembourg: 0.2%
59,269	@	Biotoscana Investments SA	518,878	0.2

		Malaysia: 1.0%
722,600		AirAsia Bhd	544,815	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
488,200		CIMB Group Holdings Bhd	$746,723	0.2
346,100		Malayan Banking BHD	771,178	0.2
452,000		Malaysia Airports Holdings Bhd	923,742	0.3
718,887	@	UEM Sunrise Bhd	193,005	0.1
			3,179,463	1.0

		Mexico: 4.1%
52,456		America Movil SAB de CV ADR	927,422	0.3
108,000		Banregio Grupo Financiero SAB de CV	707,847	0.2
45,510	@	Cemex SAB de CV ADR	441,902	0.1
38,467		Coca-Cola Femsa SA de CV ADR	3,268,926	1.0
489,000		Concentradora Hipotecaria SAPI de CV	631,490	0.2
15,850		Fomento Economico Mexicano SAB de CV ADR	1,598,948	0.5
80,900		Grupo Financiero Banorte	536,183	0.2
108,400		Grupo Financiero Santander Mexico SAB de CV ADR	1,112,184	0.3
100,500		Grupo Lala SAB de CV	197,697	0.1
37,900		Grupo Televisa SAB ADR	1,008,898	0.3
130,900		Kimberly-Clark de Mexico SA de CV	263,234	0.1
508,000		PLA Administradora Industrial S de RL de CV	885,451	0.3
277,400		Qualitas Controladora SAB de CV	459,983	0.1
414,800		Unifin Financiera SAPI de CV SOFOM ENR	1,351,173	0.4
			13,391,338	4.1

		Netherlands: 0.1%
92,424		VEON Ltd. ADR	378,014	0.1

		Panama: 0.3%
8,992		Copa Holdings S.A.	1,128,136	0.3

		Peru: 0.6%
68,400		Cia de Minas Buenaventura SAA ADR	837,216	0.2
6,480		Credicorp Ltd.	1,199,707	0.4
			2,036,923	0.6

		Philippines: 1.1%
1,616,000		Ayala Land, Inc.	1,344,927	0.4
474,130		International Container Terminal Services, Inc.	1,003,351	0.3
639,950		Robinsons Retail Holdings, Inc.	1,099,065	0.4
			3,447,343	1.1

		Poland: 0.7%
18,709		KGHM Polska Miedz SA	636,505	0.2
6,350		KRUK SA	607,375	0.2
33,187		Polski Koncern Naftowy Orlen	982,581	0.3
			2,226,461	0.7

		Russia: 5.1%
94,170	@	Aeroflot - Russian Airlines OJSC	317,680	0.1
562,760	@	Alrosa AO	787,742	0.2
439,666		Gazprom PJSC - SPON ADR	1,719,094	0.5
16,999		Lukoil PJSC ADR	801,333	0.2
405,410	@	Magnitogorsk Iron & Steel Works	229,251	0.1
13,265	@	Mail.ru Group Ltd. GDR	366,527	0.1
57,327		MMC Norilsk Nickel PJSC ADR	861,051	0.3
97,505		Mobile TeleSystems PJSC ADR	835,618	0.3
172,427	@	Moscow Exchange MICEX-RTS OAO	308,929	0.1
18,732		Ros Agro PLC REG GDR	224,784	0.1
277,250		Rosneft Oil Co. PJSC GDR	1,423,978	0.4
19,478,889	@	RusHydro Management Co.	249,880	0.1
427,654		Sberbank PAO ADR	5,022,796	1.5
34,597		Severstal PJSC GDR	475,466	0.2
12,927		Tatneft PJSC ADR	498,724	0.2
28,235	@	X5 Retail Group N.V. GDR	1,092,130	0.3
47,600	@	Yandex NV	1,379,448	0.4
			16,594,431	5.1

		Singapore: 0.3%
543,000		IGG, Inc.	913,468	0.3

		South Africa: 2.9%
382,000		Advtech Ltd.	520,300	0.2
20,500		Aspen Pharmacare Holdings Ltd.	429,675	0.1
34,971		Barloworld Ltd.	314,700	0.1
21,733		Imperial Holdings Ltd.	287,069	0.1
18,966		Naspers Ltd.	4,192,520	1.3
36,473		Nedbank Group Ltd.	606,637	0.2
375,000		Rhodes Food Group Pty Ltd.	647,633	0.2
27,663		Sappi Ltd.	183,242	0.1
105,585		Standard Bank Group Ltd.	1,311,660	0.4
679,110		Transaction Capital Ltd.	762,654	0.2
			9,256,090	2.9

		South Korea: 13.5%
31,669		Hana Financial Group, Inc.	1,444,967	0.4
9,757		Hankook Tire Co. Ltd.	545,250	0.2
67,863		SK Hynix, Inc.	3,989,825	1.2
6,725		Hyosung Corp.	1,006,735	0.3
11,441		Hyundai Engineering & Construction Co. Ltd.	462,702	0.1
13,448		Hyundai Marine & Fire Insurance Co., Ltd.	545,600	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
3,767		Hyundai Motor Co.	$487,660	0.2
45,470		Industrial Bank Of Korea	628,127	0.2
19,300		KB Financial Group, Inc. ADR	1,026,760	0.3
11,704		Kia Motors Corp.	382,449	0.1
27,845		Korea Electric Power Corp.	1,110,126	0.3
1,376		KT Corp.	42,786	0.0
11,217		KT&G Corp.	1,142,549	0.4
17,036		LG Electronics, Inc.	1,021,217	0.3
121,977		LG Uplus Corp.	1,813,351	0.6
556		Lotte Chilsung Beverage Co., Ltd.	802,115	0.2
5,211		Lotte Confectionery Co. Ltd.	947,748	0.3
3,981		NCSoft Corp.	1,284,053	0.4
874	#,@	Netmarble Games Corp.	111,686	0.0
1,621		NAVER Corp.	1,163,921	0.4
2,526		Partron Co. Ltd.	19,165	0.0
4,733		POSCO	1,414,291	0.4
1,420	#,@	Samsung Biologics Co. Ltd.	345,180	0.1
6,185	@	Samsung Electronics Co., Ltd. GDR	6,667,383	2.1
2,276		Samsung Electronics Co., Ltd.	4,894,492	1.5
1,938		Samsung Fire & Marine Insurance Co. Ltd.	505,612	0.2
7,180		Samsung Life Insurance Co. Ltd.	805,204	0.2
6,781		SFA Engineering Corp.	227,478	0.1
38,505		Shinhan Financial Group Co., Ltd.	1,830,027	0.6
8,485		SK Innovation Co. Ltd.	1,339,153	0.4
4,561		SK Telecom Co., Ltd.	1,127,715	0.3
111,400		SK Telecom Co., Ltd. ADR	3,036,764	1.0
8,787		S-Oil Corp.	915,327	0.3
8,433		Soulbrain Co. Ltd.	516,104	0.2
			43,603,522	13.5

		Spain: 0.7%
85,698		CIE Automotive SA	2,121,171	0.7

		Switzerland: 0.3%
31,200	#,@	Wizz Air Holdings PLC	1,070,869	0.3

		Taiwan: 8.5%
121,000		Accton Technology Corp.	322,353	0.1
54,000		Airtac International Group	730,427	0.2
282,000		Basso Industry Corp.	768,528	0.2
65,000		Catcher Technology Co., Ltd.	747,039	0.2
1,799,000		CTBC Financial Holding Co. Ltd.	1,155,801	0.4
28,001		Chlitina Holding Ltd.	119,237	0.0
242,000		Chroma ATE, Inc.	764,536	0.2
133,400		Coretronic Corp.	168,760	0.1
105,000		Elite Material Co. Ltd.	519,313	0.2
527,000	#,@	FIT Hon Teng Ltd.	262,461	0.1
159,537		FLEXium Interconnect, Inc.	744,968	0.2
756,000		Fubon Financial Holding Co., Ltd.	1,174,412	0.4
102,000		General Interface Solution Holding Ltd.	977,859	0.3
72,000		Grape King Bio Ltd.	456,290	0.1
321,512		HON HAI Precision Industry Co., Ltd.	1,250,384	0.4
18,000		Largan Precision Co. Ltd.	3,284,268	1.0
175,000		MediaTek, Inc.	1,540,509	0.5
96,000		Merry Electronics Co. Ltd	791,590	0.3
189,000		Pegatron Corp.	616,424	0.2
22,000		Phison Electronics Corp.	305,624	0.1
90,668		Poya International Co. Ltd.	1,156,035	0.3
14,000		St Shine Optical Co. Ltd.	288,430	0.1
614,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,340,308	1.3
132,605		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,768,476	1.5
142,000		Zhen Ding Technology Holding Ltd.	330,324	0.1
			27,584,356	8.5

		Thailand: 2.3%
1,379,500		CP ALL PCL	2,519,888	0.8
185,200		Kiatnakin Bank PCL	371,428	0.1
1,883,500		Krung Thai Bank PCL	1,024,556	0.3
112,100		PTT PCL	1,307,416	0.4
624,920		Srisawad Power 1979 PCL	990,725	0.3
791,900		Star Petroleum Refining PCL	366,642	0.1
202,600		Thai Oil PCL	522,257	0.2
157,400		Tisco Financial Group PCL	348,835	0.1
			7,451,747	2.3

		Turkey: 3.4%
819,203		Akbank TAS	2,437,039	0.8
87,876		AvivaSA Emeklilik ve Hayat AS	498,139	0.1
748,473	@	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	677,022	0.2
295,887		Eregli Demir ve Celik Fabrikalari TAS	659,689	0.2
253,140		Petkim Petrokimya Holding	462,793	0.1
122,779		Tekfen Holding AS	381,729	0.1
127,000		Tofas Turk Otomobil Fabrikasi AS	1,115,913	0.3
36,450		Tupras Turkiye Petrol Rafine	1,123,310	0.4
1	@	Turk Hava Yollari	2	0.0
53,675		Turk Sise Ve Cam Fabrikalari	68,666	0.0
62,600		Turkcell Iletisim Hizmet AS ADR	575,920	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey: (continued)
3,481,135	Turkiye Sinai Kalkinma Bankasi AS	$1,514,644	0.5
200,039	Turkiye Halk Bankasi AS	858,242	0.3
90,000	Ulker Biskuvi Sanayi AS	543,430	0.2
		10,916,538	3.4

	United Arab Emirates: 0.2%
19,300	NMC Health PLC	575,189	0.2

	United States: 0.7%
8,500	@ Luxoft Holding, Inc.	535,075	0.2
375,300	Samsonite International SA	1,571,658	0.5
		2,106,733	0.7

	Vietnam: 0.1%
274,074	Hoa Phat Group JSC	389,347	0.1

	Total Common Stock
	(Cost $241,038,577)	305,161,278	94.3

PREFERRED STOCK: 3.4%
	Brazil: 0.6%
35,996	Braskem SA	431,719	0.1
40,555	Cia de Saneamento do Parana	136,815	0.1
55,490	Itau Unibanco Holding S.A.	664,631	0.2
429,144	@ Metalurgica Gerdau SA	728,004	0.2
		1,961,169	0.6

	Colombia: 0.3%
98,700	Banco Davivienda SA	1,105,284	0.3

	Russia: 0.4%
250	@ AK Transneft OAO	755,154	0.2
1,102,602	@ Surgutneftegas OJSC	531,108	0.2
		1,286,262	0.4

	South Korea: 2.1%
3,941	Samsung Electronics Co., Ltd. - Pref	6,795,010	2.1

	Total Preferred Stock
	(Cost $8,449,643)	11,147,725	3.4

RIGHTS: 0.0%
	Taiwan: 0.0%
2,413	@ Airtac International Group	8,671	0.0

	Total Rights
	(Cost $–)	8,671	0.0

CLOSED-END FUNDS: 0.3%
	United States: 0.3%
14,100	@ Altaba, Inc.	823,440	0.3

	Total Closed-End Funds
	(Cost $525,207)	823,440	0.3

	Total Long-Term Investments
	(Cost $250,013,427)	317,141,114	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc: 0.4%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 07/31/17, 1.07%, due 08/01/17 (Repurchase Amount $1,000,029, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 08/03/17-12/01/51)	1,000,000	0.3
229,520	Nomura Securities, Repurchase Agreement dated 07/31/17, 1.06%, due 08/01/17 (Repurchase Amount $229,527, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $234,110, due 08/04/17-06/20/67)	229,520	0.1
		1,229,520	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
5,555,349	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $5,555,349)	5,555,349	1.7

	Total Short-Term Investments
	(Cost $6,784,869)	6,784,869	2.1

	Total Investments in Securities (Cost $256,798,296)	$323,925,983	100.1
	Liabilities in Excess of Other Assets	(446,381)	(0.1)
	Net Assets	$323,479,602	100.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $258,319,611.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,440,412
Gross Unrealized Depreciation	(8,834,040)

Net Unrealized Appreciation	$65,606,372

Sector Diversification	Percentage of Net Assets
Information Technology	29.3%
Financials	22.1
Consumer Discretionary	12.3
Energy	7.3
Consumer Staples	6.9
Materials	5.3
Telecommunication Services	4.7
Industrials	3.7
Health Care	2.9
Real Estate	1.8
Utilities	1.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$3,612,153	$–	$–	$3,612,153
Brazil	24,007,157	–	–	24,007,157
Canada	1,052,520	–	–	1,052,520
Chile	839,983	–	–	839,983
China	36,056,274	51,050,448	–	87,106,722
Egypt	688,856	–	–	688,856
Georgia	–	1,764,521	–	1,764,521
Hong Kong	–	6,599,103	–	6,599,103
Hungary	–	1,536,519	–	1,536,519
India	5,698,743	16,806,968	–	22,505,711
Indonesia	428,856	4,464,489	–	4,893,345
Kenya	1,664,671	–	–	1,664,671
Luxembourg	518,878	–	–	518,878
Malaysia	923,742	2,255,721	–	3,179,463
Mexico	13,391,338	–	–	13,391,338
Netherlands	378,014	–	–	378,014
Panama	1,128,136	–	–	1,128,136
Peru	2,036,923	–	–	2,036,923

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Philippines	$–	$3,447,343	$–	$3,447,343
Poland	–	2,226,461	–	2,226,461
Russia	12,434,978	4,159,453	–	16,594,431
Singapore	–	913,468	–	913,468
South Africa	1,930,587	7,325,503	–	9,256,090
South Korea	4,175,210	39,428,312	–	43,603,522
Spain	–	2,121,171	–	2,121,171
Switzerland	–	1,070,869	–	1,070,869
Taiwan	6,186,972	21,397,384	–	27,584,356
Thailand	–	7,451,747	–	7,451,747
Turkey	1,074,059	9,842,479	–	10,916,538
United Arab Emirates	–	575,189	–	575,189
United States	535,075	1,571,658	–	2,106,733
Vietnam	–	389,347	–	389,347
Total Common Stock	118,763,125	186,398,153	–	305,161,278
Preferred Stock	3,066,453	8,081,272	–	11,147,725
Rights	–	8,671	–	8,671
Short-Term Investments	5,555,349	1,229,520	–	6,784,869
Closed-End Funds	823,440	–	–	823,440
Total Investments, at fair value	$128,208,367	$195,717,616	$–	$323,925,983
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(111)	$–	$(111)
Total Liabilities	$–	$(111)	$–	$(111)

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $3,591,897 and $1,651,932 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	23,657	HKD	184,887	The Bank of New York Mellon	08/01/17	$(13)
USD	4,699	HKD	36,720	The Bank of New York Mellon	08/01/17	(3)
USD	4,023	HKD	31,437	The Bank of New York Mellon	08/01/17	(2)
ZAR	88,347	USD	6,797	The Bank of New York Mellon	08/01/17	(93)
						$(111)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$111
Total Liability Derivatives		$111

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$111
Total Liabilities	$111

Net OTC derivative instruments by counterparty, at fair value	$(111)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(111)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Argentina: 0.1%
14,510		YPF SA ADR	$293,102	0.1

		Australia: 1.8%
224,295		Brambles Ltd.	1,658,388	0.3
58,188		Caltex Australia Ltd.	1,450,090	0.3
20,183		Cochlear Ltd.	2,305,580	0.4
74,368	@,L	Mesoblast Ltd.	103,756	0.0
99,687		Seek Ltd.	1,363,113	0.3
126,265		Treasury Wine Estates Ltd.	1,229,287	0.2
162,093	@	WorleyParsons Ltd.	1,529,797	0.3
			9,640,011	1.8

		Austria: 0.6%
50,448		Andritz AG	3,088,603	0.6

		Belgium: 1.3%
23,252		Anheuser-Busch InBev SA/NV	2,804,939	0.5
14,750		KBC Group NV	1,219,438	0.2
22,456		Solvay S.A.	3,219,757	0.6
			7,244,134	1.3

		Brazil: 0.3%
170,800		BB Seguridade Participacoes SA	1,501,316	0.3

		Canada: 4.4%
62,154		Canadian National Railway Co. - CNR	4,911,500	0.9
33,888		Canadian Natural Resources Ltd.	1,036,414	0.2
172,788		EnCana Corp.	1,739,314	0.3
112,927		Magna International, Inc.	5,385,714	1.0
111,561		Manulife Financial Corp.	2,297,884	0.4
55,800		Methanex Corp.	2,474,132	0.5
42,436		National Bank Of Canada	1,911,194	0.3
82,283		Suncor Energy, Inc.	2,684,138	0.5
30,683		TransCanada Corp.	1,567,682	0.3
			24,007,972	4.4

		China: 3.8%
48,500		AAC Technologies Holdings, Inc.	651,533	0.1
35,089	@	Alibaba Group Holding Ltd. ADR	5,437,041	1.0
6,275	@	Baidu, Inc. ADR	1,420,346	0.3
1,323,000		China Construction Bank	1,098,506	0.2
51,385	@	Ctrip.com International Ltd. ADR	3,069,226	0.6
24,808	@	JD.com, Inc. ADR	1,120,577	0.2
5,577		NetEase, Inc. ADR	1,736,009	0.3
22,676	@	New Oriental Education & Technology Group, Inc. ADR	1,806,370	0.3
58,800		Tencent Holdings Ltd.	2,346,942	0.4
200,000		Tsingtao Brewery Co., Ltd.	856,868	0.2
11,625	@	Weibo Corp. ADR	894,544	0.2
			20,437,962	3.8

		Colombia: 0.5%
57,000		BanColombia SA ADR	2,493,180	0.5

		Denmark: 2.1%
1,003		AP Moller - Maersk A/S - Class B	2,189,389	0.4
34,029		Carlsberg A/S	3,780,592	0.7
5,532	@	Genmab A/S	1,257,212	0.2
49,348		Novo Nordisk A/S	2,098,744	0.4
43,118		Novozymes A/S	1,990,994	0.4
			11,316,931	2.1

		Finland: 1.3%
87,431		Kone OYJ	4,554,033	0.9
41,711		Sampo OYJ	2,281,234	0.4
			6,835,267	1.3

		France: 8.3%
20,653		Air Liquide SA	2,532,332	0.5
115,409		AXA S.A.	3,408,419	0.6
37,542		BNP Paribas	2,909,333	0.5
43,778		Cap Gemini SA	4,766,074	0.9
41,375		Cie de Saint-Gobain	2,295,756	0.4
63,298		Cie Generale des Etablissements Michelin	8,572,807	1.6
12,943		Essilor International SA	1,638,664	0.3
34,034	@	Imerys SA	2,950,208	0.5
25,126	@	IPSOS	867,634	0.2
21,852		Legrand S.A.	1,509,480	0.3
11,851		Safran S.A.	1,121,228	0.2
15,810		Schneider Electric SE	1,240,815	0.2
3,186		Unibail-Rodamco SE	796,830	0.2
48,752		Valeo SA	3,375,508	0.6
76,646		Vinci S.A.	6,863,346	1.3
			44,848,434	8.3

		Germany: 8.3%
10,599		Adidas AG	2,420,742	0.4
27,940		BASF SE	2,659,878	0.5
19,181		Beiersdorf AG	2,104,895	0.4
5,161		Brenntag AG	292,459	0.1
8,313		Continental AG	1,872,643	0.3
131,975		Deutsche Bank AG	2,350,158	0.4
52,998		Deutsche Post AG	2,055,921	0.4
156,874		Deutsche Telekom AG	2,865,881	0.5
32,409		Deutsche Wohnen AG	1,284,314	0.2
90,053		Freenet AG	3,039,714	0.6
24,312		Hannover Rueck SE	3,068,619	0.6
68,455		Infineon Technologies AG	1,486,583	0.3
38,645		Lanxess	2,980,057	0.5
15,902		Linde AG	3,033,467	0.6
13,849		Muenchener Rueckversicherungs-Gesellschaft AG	2,974,747	0.5
36,640		SAP SE	3,879,622	0.7
43,461		Symrise AG	3,042,944	0.6
43,045		Vonovia SE	1,744,387	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
47,103	@	Zalando SE	$2,108,197	0.4
			45,265,228	8.3

		Greece: 0.0%
66,802	@	Alpha Bank AE	160,143	0.0

		Hong Kong: 1.3%
206,800		AIA Group Ltd.	1,626,587	0.3
232,000		Cafe de Coral Holdings Ltd.	746,742	0.1
67,938		Hong Kong Exchanges and Clearing Ltd.	1,935,433	0.4
9,900		Jardine Matheson Holdings Ltd.	631,511	0.1
29,100		Jardine Strategic Holdings Ltd.	1,186,605	0.2
17,497		Melco Resorts & Entertainment Ltd ADR	353,439	0.1
617,000		PAX Global Technology Ltd.	409,147	0.1
			6,889,464	1.3

		India: 1.7%
531,176		ICICI Bank Ltd.	2,499,523	0.4
175,976		Infosys Ltd. ADR	2,780,421	0.5
50,509		Mahindra & Mahindra Ltd. GDR	1,089,502	0.2
13,513	@,L	MakeMyTrip Ltd.	439,848	0.1
136,386		Power Grid Corp. of India Ltd.	474,605	0.1
297,561		State Bank of India	1,448,985	0.3
23,010		Tata Motors Ltd. ADR	792,464	0.1
			9,525,348	1.7

		Ireland: 1.4%
893,027		Greencore Group PLC	2,635,887	0.5
34,780		Medtronic PLC	2,920,477	0.5
18,268	@	Ryanair Holdings PLC ADR	2,070,312	0.4
			7,626,676	1.4

		Israel: 0.5%
89,091		Teva Pharmaceutical Industries Ltd. ADR	2,866,057	0.5

		Italy: 1.4%
49,086		Assicurazioni Generali S.p.A.	890,330	0.2
19,783	@	Banca Generali SpA	701,773	0.1
2,800		Ferrari NV	294,642	0.1
74,715		FinecoBank Banca Fineco SpA	654,825	0.1
258,267	@	UniCredit SpA	5,075,947	0.9
			7,617,517	1.4

		Japan: 16.2%
14,000		ABC-Mart, Inc.	798,295	0.1
115,800		Asahi Group Holdings, Ltd.	4,720,155	0.9
7,700		Daikin Industries Ltd.	815,225	0.2
7,600		Daito Trust Construction Co., Ltd.	1,284,579	0.2
162,400		Daiwa House Industry Co., Ltd.	5,664,739	1.0
32,700		Denso Corp.	1,570,432	0.3
82,300		Don Quijote Holdings Co. Ltd.	2,989,040	0.6
5,100		Fanuc Ltd.	1,042,720	0.2
11,900		Hoshizaki Corp.	1,151,880	0.2
172,200		Isuzu Motors Ltd.	2,361,241	0.4
109,400		Itochu Corp.	1,715,558	0.3
61,000		Japan Tobacco, Inc.	2,119,697	0.4
82,300		Kakaku.com, Inc.	1,162,801	0.2
198,000		Kansai Electric Power Co., Inc.	2,658,569	0.5
63,320		Kao Corp.	3,855,209	0.7
196,000		Kawasaki Heavy Industries Ltd.	624,044	0.1
168,900		KDDI Corp.	4,475,339	0.8
58,200		Makita Corp.	2,276,523	0.4
203,000		Mitsubishi Heavy Industries Ltd.	807,098	0.2
72,200		MS&AD Insurance Group Holdings, Inc.	2,532,385	0.5
34,300		Mixi, Inc.	1,885,116	0.3
8,600		Murata Manufacturing Co., Ltd.	1,337,897	0.2
120,300	@	Nexon Co. Ltd.	2,500,371	0.5
25,500		Nippon Telegraph & Telephone Corp.	1,247,924	0.2
39,900		Olympus Corp.	1,448,240	0.3
22,600		Omron Corp.	1,127,561	0.2
39,500		Ono Pharmaceutical Co., Ltd.	864,092	0.2
122,300		Osaka Securities Exchange Co. Ltd.	2,194,957	0.4
41,300		Pigeon Corp.	1,530,855	0.3
115,000		Rakuten, Inc.	1,404,747	0.3
89,600		Seven & I Holdings Co., Ltd.	3,611,299	0.7
11,400		Shimano, Inc.	1,671,358	0.3
64,200		Shiseido Co., Ltd.	2,267,763	0.4
6,600		SMC Corp.	2,098,188	0.4
36,600		SoftBank Group Corp.	2,949,871	0.5
75,700		Sony Corp.	3,110,082	0.6
33,700		Sony Financial Holdings, Inc.	582,607	0.1
13,400		Sugi Holdings Co., Ltd.	683,705	0.1
139,200		Sumitomo Mitsui Financial Group, Inc.	5,371,144	1.0
51,000		Suruga Bank Ltd.	1,229,811	0.2
68,400		Tokio Marine Holdings, Inc.	2,876,444	0.5
29,900		United Arrows Ltd.	906,218	0.2
7,400		Yamaha Corp.	261,688	0.1
			87,787,467	16.2

		Luxembourg: 0.2%
1,715		RTL Group SA	133,420	0.0
9,235	@	SES S.A. - Luxembourg	217,245	0.0
64,608		Tenaris S.A.	1,022,256	0.2
			1,372,921	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: 0.4%
74,215		America Movil SAB de CV ADR	$1,312,121	0.2
124,000		Grupo Aeroportuario del C	783,249	0.1
47,300		Infraestructura Energetica Nova SAB de CV	267,819	0.1
			2,363,189	0.4

		Netherlands: 2.9%
34,054	@	AerCap Holdings NV	1,672,051	0.3
82,863	#,@	DP Eurasia NV	213,193	0.0
42,246		Airbus SE	3,529,922	0.7
368,953		Koninklijke KPN NV	1,337,947	0.2
134,880		Royal Dutch Shell PLC - Class A	3,809,204	0.7
42,937		Unilever NV	2,502,258	0.5
65,747		Wolters Kluwer NV	2,923,985	0.5
			15,988,560	2.9

		Norway: 2.3%
166,699		DNB ASA	3,274,716	0.6
250,165		SpareBank 1 SR-Bank ASA	2,497,562	0.5
92,524		Statoil ASA	1,738,904	0.3
119,305		Telenor ASA	2,381,751	0.4
62,647		Yara International ASA	2,489,981	0.5
			12,382,914	2.3

		Portugal: 0.4%
99,492		Jeronimo Martins SGPS SA	1,956,835	0.4

		Russia: 0.1%
69,692		Sberbank PAO ADR	818,533	0.1

		Singapore: 1.6%
143,300		DBS Group Holdings Ltd.	2,286,155	0.4
1,757,800	@	NetLink NBN Trust	1,057,158	0.2
303,074		United Overseas Bank Ltd.	5,363,078	1.0
			8,706,391	1.6

		South Africa: 1.3%
113,448		Clicks Group Ltd.	1,286,300	0.2
200,596		FirstRand Ltd.	789,046	0.2
9,632		Naspers Ltd.	2,129,197	0.4
87,830		Sasol Ltd.	2,647,374	0.5
			6,851,917	1.3

		South Korea: 2.7%
8,800		Hyundai Mobis Co. Ltd.	1,933,952	0.4
17,793	#,@	ING Life Insurance Korea Ltd.	600,229	0.1
69,421		Kia Motors Corp.	2,268,456	0.4
136,400		LG Uplus Corp.	2,027,768	0.4
2,704		Samsung Electronics Co., Ltd.	5,814,898	1.1
3,105		Samsung Fire & Marine Insurance Co. Ltd.	810,076	0.1
1,114	@	Samsung Electronics Co., Ltd. GDR	1,200,883	0.2
			14,656,262	2.7

		Spain: 2.3%
414,934		Banco Santander SA	2,824,931	0.5
172,652		Distribuidora Internacional de Alimentacion SA	1,162,896	0.2
432,765		Iberdrola S.A.	3,411,448	0.6
93,547		Industria de Diseno Textil SA	3,713,281	0.7
66,693		Red Electrica Corp. SA	1,428,786	0.3
			12,541,342	2.3

		Sweden: 3.3%
138,397		Assa Abloy AB	2,964,872	0.5
69,639		Atlas Copco AB - B	2,255,322	0.4
59,924		Duni AB	868,378	0.1
40,118		Investor AB	1,902,593	0.4
53,813		Loomis AB	1,999,542	0.4
204,727		Nordea Bank AB	2,583,222	0.5
359,278		Svenska Handelsbanken AB	5,347,531	1.0
			17,921,460	3.3

		Switzerland: 6.3%
52,127		ABB Ltd.	1,221,145	0.2
17,902		Cie Financiere Richemont SA	1,521,851	0.3
541,610		Glencore PLC	2,389,256	0.4
10,999		LafargeHolcim Ltd.-CHF	657,204	0.1
53,062		Julius Baer Group Ltd.	3,003,682	0.6
28,690		Nestle S.A.	2,421,710	0.5
140,713		Novartis AG	11,985,621	2.2
8,750		Schindler Holding AG - Part Cert	1,887,065	0.4
2,609		Swatch Group AG - BR	1,035,148	0.2
199,138		UBS Group AG	3,463,104	0.6
48,742		Wolseley PLC	2,910,283	0.5
6,034		Zurich Insurance Group AG	1,839,040	0.3
			34,335,109	6.3

		Taiwan: 1.6%
112,565		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,047,838	0.7
671,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,743,235	0.9
			8,791,073	1.6

		Thailand: 1.1%
588,800		Siam Commercial Bank PCL	2,601,210	0.5
1,339,700		Thai Oil PCL	3,453,441	0.6
			6,054,651	1.1

		Turkey: 0.2%
381,309		Turkiye Garanti Bankasi A/S	1,141,901	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: 14.8%
24,066	@	ASOS PLC	$1,834,602	0.3
33,651		AstraZeneca PLC	2,005,704	0.4
362,069	#	Auto Trader Group PLC	1,828,617	0.3
199,346		Aviva PLC	1,416,957	0.3
135,439		BAE Systems PLC	1,074,550	0.2
378,743		Barratt Developments PLC	3,076,040	0.6
472,067		BBA Aviation PLC	1,866,991	0.3
82,760		Bellway PLC	3,484,916	0.6
76,028		BHP Billiton PLC ADR	2,768,179	0.5
191,331		BHP Billiton PLC	3,488,733	0.6
114,134		British American Tobacco PLC	7,099,792	1.3
560,776		BT Group PLC	2,320,660	0.4
49,235		Burberry Group PLC	1,110,617	0.2
170,261		Capita Group PLC	1,479,383	0.3
378,364	#,@	ConvaTec Group PLC	1,551,057	0.3
70,849		Diageo PLC	2,288,208	0.4
120,112		Hargreaves Lansdown PLC	2,185,509	0.4
195,335		Howden Joinery Group PLC	1,095,606	0.2
177,880	@	Imagination Technologies Group PLC	339,134	0.0
170,380		Informa PLC	1,562,697	0.3
26,315		Intertek Group PLC	1,492,727	0.3
118,291		John Wood Group PLC	954,675	0.2
41,519		Johnson Matthey PLC	1,538,795	0.3
180,157	@	Jupiter Fund Management PLC	1,267,554	0.2
73,119	@	Just Eat PLC	598,911	0.1
95,852		Persimmon PLC	3,167,041	0.6
10,390		Provident Financial PLC	282,846	0.1
216,312		Prudential PLC	5,278,122	1.0
138,522		Relx PLC	3,017,188	0.6
37,046		Rightmove PLC	2,055,076	0.4
67,403		Shire PLC	3,767,992	0.7
304,728	@	Standard Chartered PLC	3,406,331	0.6
1,225,427		Taylor Wimpey PLC	3,077,786	0.6
83,249		Unilever PLC	4,747,921	0.9
25,986		Weir Group PLC	628,980	0.1
66,820		WPP PLC	1,362,713	0.2
			80,522,610	14.8

		United States: 1.6%
23,988		Aon PLC	3,314,422	0.6
5,121	@	Mettler Toledo International, Inc.	2,934,743	0.5
58,566		Popular, Inc.	2,467,971	0.5
			8,717,136	1.6

	Total Common Stock
	(Cost $464,186,526)		534,567,616	98.4

PREFERRED STOCK: 0.2%
		Germany: 0.1%
5,616		Sartorius AG	530,793	0.1

		United States: 0.1%
2,046	@	Xiaoju Kuaizhi, Inc., Series A-17	104,207	0.1

	Total Preferred Stock
	(Cost $634,729)		635,000	0.2

	Total Long-Term Investments
	(Cost $464,821,255)		535,202,616	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateralcc: 0.0%
48,295	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/17, 1.08%, due 08/01/17 (Repurchase Amount $48,296, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $49,261, due 02/15/43-02/15/44)
	(Cost $48,295)	48,295	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,473,080	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $4,473,080)	4,473,080	0.8

	Total Short-Term Investments
	(Cost $4,521,375)	4,521,375	0.8

	Total Investments in Securities (Cost $469,342,630)	$539,723,991	99.4
	Assets in Excess of Other Liabilities	3,488,326	0.6
	Net Assets	$543,212,317	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $471,559,392.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$78,940,928
Gross Unrealized Depreciation	(10,776,329)

Net Unrealized Appreciation	$68,164,599

Sector Diversification	Percentage of Net Assets
Financials	21.6%
Consumer Discretionary	15.1
Industrials	15.0
Consumer Staples	10.4
Information Technology	10.0
Materials	7.6
Health Care	7.0
Telecommunication Services	4.4
Energy	4.0
Real Estate	1.9
Utilities	1.6
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$293,102	$–	$–	$293,102
Australia	–	9,640,011	–	9,640,011
Austria	–	3,088,603	–	3,088,603
Belgium	–	7,244,134	–	7,244,134
Brazil	1,501,316	–	–	1,501,316
Canada	24,007,972	–	–	24,007,972
China	15,484,113	4,953,849	–	20,437,962
Colombia	2,493,180	–	–	2,493,180
Denmark	–	11,316,931	–	11,316,931
Finland	–	6,835,267	–	6,835,267
France	867,634	43,980,800	–	44,848,434
Germany	–	45,265,228	–	45,265,228
Greece	–	160,143	–	160,143
Hong Kong	353,439	6,536,025	–	6,889,464
India	4,012,733	5,512,615	–	9,525,348
Ireland	4,990,789	2,635,887	–	7,626,676
Israel	2,866,057	–	–	2,866,057
Italy	–	7,617,517	–	7,617,517
Japan	–	87,787,467	–	87,787,467
Luxembourg	–	1,372,921	–	1,372,921
Mexico	2,363,189	–	–	2,363,189
Netherlands	1,885,244	14,103,316	–	15,988,560
Norway	2,497,562	9,885,352	–	12,382,914
Portugal	–	1,956,835	–	1,956,835
Russia	818,533	–	–	818,533
Singapore	1,057,158	7,649,233	–	8,706,391
South Africa	–	6,851,917	–	6,851,917
South Korea	600,229	14,056,033	–	14,656,262
Spain	–	12,541,342	–	12,541,342
Sweden	2,867,920	15,053,540	–	17,921,460
Switzerland	–	34,335,109	–	34,335,109
Taiwan	4,047,838	4,743,235	–	8,791,073
Thailand	–	6,054,651	–	6,054,651

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Turkey	$–	$1,141,901	$–	$1,141,901
United Kingdom	4,658,370	75,864,240	–	80,522,610
United States	8,717,136	–	–	8,717,136
Total Common Stock	86,383,514	448,184,102	–	534,567,616
Preferred Stock	–	530,793	104,207	635,000
Short-Term Investments	4,473,080	48,295	–	4,521,375
Total Investments, at fair value	$90,856,594	$448,763,190	$104,207	$539,723,991
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,620	–	1,620
Total Assets	$90,856,594	$448,764,810	$104,207	$539,725,611
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(302)	$–	$(302)
Total Liabilities	$–	$(302)	$–	$(302)

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $10,945,523 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	16,694,465	USD	150,034	Deutsche Bank AG	08/01/17	$1,397
USD	17,134	JPY	1,909,961	JPMorgan Chase Bank N.A.	08/01/17	(190)
CHF	72,851	USD	75,118	Morgan Stanley & Co. International PLC	08/02/17	223
USD	14,998	JPY	1,665,737	The Bank of New York Mellon	08/02/17	(112)
						$1,318

Currency Abbreviations
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$1,620
Total Asset Derivatives		$1,620

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$302
Total Liability Derivatives		$302

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$1,397	$-	$223	$-	$1,620
Total Assets	$1,397	$-	$223	$-	$1,620

Liabilities:
Forward foreign currency contracts	$-	$190	$-	$112	$302
Total Liabilities	$-	$190	$-	$112	$302

Net OTC derivative instruments by counterparty, at fair value	$1,397	$(190)	$223	$(112)	$1,318

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$1,397	$(190)	$223	$(112)	$1,318

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 7.5%
24,395		Adelaide Brighton Ltd.	$109,777	0.0
18,250		AGL Energy Ltd.	351,928	0.1
349,339		Alumina Ltd.	530,602	0.1
80,865		Amcor Ltd.	992,655	0.3
12,666		Ansell Ltd.	222,544	0.1
21,241		APA Group	146,537	0.0
77,136		Aristocrat Leisure Ltd.	1,250,871	0.3
7,161		ASX Ltd.	299,513	0.1
72,584		Aurizon Holdings Ltd.	291,335	0.1
98,848		AusNet Services	129,293	0.0
14,844		Australia & New Zealand Banking Group Ltd.	351,939	0.1
36,911		BHP Billiton Ltd.	768,724	0.2
29,216		Boral Ltd.	161,906	0.0
19,286		Brambles Ltd.	142,596	0.0
13,545		Caltex Australia Ltd.	337,552	0.1
13,021		Challenger Ltd.	133,816	0.0
21,838		CIMIC Group Ltd.	724,411	0.2
126,682		Coca-Cola Amatil Ltd.	834,193	0.2
2,689		Cochlear Ltd.	307,175	0.1
12,205		Commonwealth Bank of Australia	817,672	0.2
66,798		Computershare Ltd.	751,579	0.2
8,957		Crown Resorts Ltd.	91,218	0.0
11,932		CSL Ltd.	1,202,176	0.3
123,804		CSR Ltd.	388,463	0.1
171,931		Dexus	1,291,043	0.3
35,435		Downer EDI Ltd.	180,367	0.1
14,507		DuluxGroup Ltd.	76,493	0.0
125,542		Fortescue Metals Group Ltd.	577,018	0.2
140,052		Goodman Group	892,515	0.2
153,359		GPT Group	587,989	0.2
222,210		Harvey Norman Holdings Ltd.	776,968	0.2
40,587		Incitec Pivot Ltd.	103,626	0.0
11,764		Insurance Australia Group Ltd.	62,742	0.0
7,023		IOOF Holdings Ltd.	56,417	0.0
66,203		Lend Lease Corp., Ltd.	892,961	0.2
22,514		Macquarie Atlas Roads Group	100,145	0.0
7,921		Macquarie Group Ltd.	543,804	0.1
108,208		Medibank Pvt Ltd.	235,465	0.1
86,327		Metcash Ltd.	180,997	0.1
758,748		Mirvac Group	1,317,912	0.3
9,621		National Australia Bank Ltd.	230,642	0.1
55,136		Orica Ltd.	876,530	0.2
226,306		Orora Ltd.	499,697	0.1
7,732		Perpetual Ltd.	312,283	0.1
13,947		QBE Insurance Group Ltd.	132,128	0.0
4,559		Ramsay Health Care Ltd.	257,430	0.1
991		REA Group Ltd.	54,664	0.0
19,946		Rio Tinto Ltd.	1,051,464	0.3
293,018		Scentre Group	968,931	0.3
8,008		Seek Ltd.	109,501	0.0
61,653		Shopping Centres Australasia Property Group	107,097	0.0
20,018		Sonic Healthcare Ltd.	357,260	0.1
421,503		Stockland	1,417,198	0.4
145,488		Tabcorp Holdings Ltd.	486,137	0.1
32,195		Tatts Group Ltd.	103,030	0.0
48,117		Telstra Corp., Ltd.	157,851	0.0
5,474		Transurban Group - Stapled Security	49,991	0.0
6,481		Treasury Wine Estates Ltd.	63,097	0.0
103,034		Vicinity Centres	226,761	0.1
14,052		Wesfarmers Ltd.	457,893	0.1
44,805		Westfield Corp.	275,476	0.1
21,196		Westpac Banking Corp.	540,289	0.1
38,855		Woodside Petroleum Ltd.	908,065	0.2
61,556		Woolworths Ltd.	1,313,816	0.3
			30,172,168	7.5

		Austria: 0.4%
1,615		Andritz AG	98,876	0.0
4,436		BUWOG AG	130,417	0.0
861	@	Lenzing AG	153,906	0.1
4,860		Oesterreichische Post AG	223,450	0.1
10,952	@	OMV AG	620,398	0.1
6,497		Telekom Austria AG	58,738	0.0
4,954		Voestalpine AG	251,087	0.1
			1,536,872	0.4

		Belgium: 0.7%
398		Ackermans & van Haaren NV	71,954	0.0
4,115		Anheuser-Busch InBev SA/NV	496,401	0.1
23,117		Proximus SADP	812,901	0.2
3,560		bpost SA	97,459	0.0
1,990		Colruyt S.A.	111,516	0.0
3,291		Groupe Bruxelles Lambert S.A.	337,532	0.1
1,165		Sofina SA	173,494	0.0
1,885		Solvay S.A.	270,273	0.1
581		UCB S.A.	42,309	0.0
7,022		Umicore	563,739	0.2
			2,977,578	0.7

		Brazil: 0.1%
26,600		Qualicorp SA	279,533	0.1

		Canada: 6.9%
5,887		Agrium, Inc.	589,101	0.2
9,947		Alimentation Couche-Tard, Inc.	471,680	0.1
8,438		ARC Resources Ltd.	116,342	0.0
2,700		Bank of Montreal	204,782	0.1
6,742		Bank of Nova Scotia	420,013	0.1
4,362		BCE, Inc.	204,744	0.1
10,274		Brookfield Asset Management, Inc.	399,588	0.1
14,017		CAE, Inc.	237,561	0.1
7,495		Canadian Imperial Bank of Commerce - XNYS	650,866	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
15,834		Canadian Imperial Bank of Commerce - XTSE	$1,374,418	0.3
8,087		Canadian National Railway Co. - CNI	639,035	0.2
8,995		Canadian National Railway Co. - CNR	710,798	0.2
2,158		Canadian Natural Resources Ltd.	65,999	0.0
2,468		Canadian Pacific Railway Ltd.	386,388	0.1
11,179		Canadian Tire Corp. Ltd.	1,276,024	0.3
5,313		Canadian Utilities Ltd.	168,627	0.0
8,251	@	Canfor Corp.	138,449	0.0
8,800		Capital Power Corp.	173,706	0.0
6,800	@	Celestica, Inc.	80,831	0.0
8,371	@	CGI Group, Inc.	441,999	0.1
11,271		CI Financial Corp.	245,535	0.1
437		Constellation Software, Inc./Canada	235,421	0.1
46,800		Crescent Point Energy Corp.	367,868	0.1
6,081		Dollarama, Inc.	594,419	0.2
4,929		Enbridge, Inc.	204,316	0.1
33,459		Enerplus Corp.	301,916	0.1
3,351		Fortis, Inc.	122,187	0.0
10,388		Genworth MI Canada, Inc.	303,037	0.1
5,443		George Weston Ltd.	475,387	0.1
4,251		Great-West Lifeco, Inc.	121,316	0.0
54,814		HudBay Minerals, Inc.	425,586	0.1
3,870	@	Husky Energy, Inc.	44,792	0.0
4,985	#	Hydro One Ltd.	89,404	0.0
8,282		IGM Financial, Inc.	278,735	0.1
2,653		Imperial Oil Ltd.	76,137	0.0
4,051		Intact Financial Corp.	314,690	0.1
20,400		Inter Pipeline Ltd.	402,846	0.1
8,444		Intertape Polymer Group, Inc.	162,751	0.0
3,429		Loblaw Cos Ltd.	186,749	0.1
26,695		Magna International, Inc.	1,273,138	0.3
42,128		Manulife Financial Corp.	867,734	0.2
4,249		Maple Leaf Foods Inc.	117,442	0.0
10,378		Metro Inc.	351,524	0.1
1,022		National Bank Of Canada	46,028	0.0
15,232		Open Text Corp.	509,464	0.1
8,496		Pembina Pipeline Corp.	289,549	0.1
5,750		Potash Corp. of Saskatchewan, Inc.	102,847	0.0
11,081		Power Corp. of Canada	269,481	0.1
6,054		Power Financial Corp.	164,030	0.0
8,474		Restaurant Brands International, Inc.	504,872	0.1
36,224		RioCan Real Estate Investment Trust	699,929	0.2
35,606		Rogers Communications, Inc.	1,851,483	0.5
33,360		Royal Bank of Canada	2,488,721	0.6
11,156		Russel Metals, Inc.	223,165	0.1
10,103		Saputo, Inc.	342,452	0.1
27,921		Shaw Communications, Inc. - Class B	621,686	0.2
1,026		SNC-Lavalin Group, Inc.	45,188	0.0
15,009		Sun Life Financial, Inc.	575,199	0.1
4,715		Suncor Energy, Inc.	153,807	0.0
12,631		TELUS Corp.	456,205	0.1
8,299		Thomson Reuters Corp.	380,086	0.1
16,285		Toronto-Dominion Bank	839,492	0.2
3,600		TransCanada Corp.	183,934	0.0
60	@	Trisura Group Ltd.	1,236	0.0
2,611		Waste Connections, Inc.	169,697	0.0
9,164		West Fraser Timber Co., Ltd.	486,958	0.1
			27,719,390	6.9

		China: 3.3%
13,000		AAC Technologies Holdings, Inc.	174,638	0.0
2,198,000		Agricultural Bank of China Ltd.	1,025,241	0.3
6,557	@	Alibaba Group Holding Ltd. ADR	1,016,007	0.2
54,000		Anta Sports Products Ltd.	185,129	0.1
104,000		Beijing Capital International Airport Co., Ltd.	163,678	0.0
24,500		BOC Hong Kong Holdings Ltd.	120,454	0.0
470,000		China Communications Services Corp., Ltd.	255,290	0.1
1,667,000		China Construction Bank	1,384,134	0.3
83,000		China Mengniu Dairy Co., Ltd.	161,535	0.0
121,000		China Railway Construction Corp. Ltd.	159,696	0.0
96,000		China Resources Land Ltd.	308,055	0.1
202,000		China Resources Power Holdings Co.	384,634	0.1
426,500		China Shenhua Energy Co., Ltd.	1,060,886	0.3
553,000		Chongqing Rural Commercial Bank Co. Ltd.	407,455	0.1
344,000		Great Wall Motor Co. Ltd.	440,584	0.1
146,000		Guangzhou Automobile Group Co. Ltd.	313,740	0.1
160,400		Guangzhou R&F Properties Co., Ltd.	286,380	0.1
1,164,000		Industrial & Commercial Bank of China	813,353	0.2
298,000		Longfor Properties Co., Ltd.	747,861	0.2
770,000		PetroChina Co., Ltd.	495,387	0.1
122,000		PICC Property & Casualty Co., Ltd.	226,964	0.1
864,000		Sinopec Shanghai Petrochemical Co. Ltd.	490,982	0.1
95,200		Sinopharm Group Co.	398,458	0.1
410,500		Sun Art Retail Group Ltd.	334,270	0.1
33,900		Tencent Holdings Ltd.	1,353,084	0.3
44,000		Tingyi Cayman Islands Holding Corp.	56,025	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
114,000		Travelsky Technology Ltd.	$301,858	0.1
139,000		Want Want China Holdings Ltd.	93,872	0.0
282,000		Weichai Power Co. Ltd.	271,413	0.1
48,700		Yanlord Land Group Ltd.	65,036	0.0
			13,496,099	3.3

		Denmark: 1.2%
1,372		Carlsberg A/S	152,428	0.1
668		Chr Hansen Holding A/S	53,795	0.0
1,354		Coloplast A/S	116,321	0.0
25,844		Danske Bank A/S	1,046,622	0.3
5,039		Dfds A/S	287,398	0.1
2,277	#	DONG Energy A/S	109,848	0.0
1,357		DSV A/S	87,616	0.0
926		H Lundbeck A/S	55,525	0.0
8,247		ISS A/S	338,085	0.1
7,295		Novo Nordisk A/S	310,252	0.1
2,377		Novozymes A/S	109,759	0.0
892		Pandora A/S	102,659	0.0
68,447		TDC A/S	422,356	0.1
4,143		Tryg A/S	93,351	0.0
13,575		Vestas Wind Systems A/S	1,326,711	0.4
2,231	@	William Demant Holding A/S	59,275	0.0
			4,672,001	1.2

		Finland: 1.6%
4,083		Elisa OYJ	168,084	0.0
4,397		Fortum OYJ	71,900	0.0
3,149		Huhtamaki Oyj	122,026	0.0
6,492		Kesko OYJ	328,261	0.1
5,040		Kone OYJ	262,519	0.1
17,281		Metso OYJ	549,772	0.1
6,874		Neste Oyj	298,015	0.1
9,667		Nokian Renkaat OYJ	394,164	0.1
14,844		Orion Oyj	750,224	0.2
4,221		Sampo OYJ	230,852	0.0
83,236		Stora Enso OYJ (Euro Denominated Security)	1,112,847	0.3
71,381		UPM-Kymmene OYJ	1,943,207	0.5
5,236		Wartsila OYJ	347,974	0.1
			6,579,845	1.6

		France: 6.9%
1,113		Air Liquide SA	136,469	0.0
3,845		Alstom SA	137,751	0.0
2,871	@	Arkema SA	326,820	0.1
2,821	@	Atos SE	428,891	0.1
48,534		AXA S.A.	1,433,373	0.4
697		BioMerieux	153,586	0.0
23,899		BNP Paribas	1,852,063	0.5
4,522		Bouygues	193,876	0.1
4,045	@	Bureau Veritas SA	92,164	0.0
2,636		Cap Gemini SA	286,979	0.1
9,144		Carrefour S.A.	219,639	0.1
2,973		Casino Guichard Perrachon S.A.	181,326	0.1
1,337		Christian Dior SE	380,715	0.1
10,868		Cie de Saint-Gobain	603,028	0.2
17,392		Cie Generale des Etablissements Michelin	2,355,497	0.6
30,790	@	CNP Assurances	743,320	0.2
12,738		Credit Agricole SA	223,581	0.1
74		Dassault Aviation SA	111,103	0.0
986		Dassault Systemes SE	96,724	0.0
5,262		Edenred	138,326	0.0
2,120	@	Eiffage SA	205,355	0.1
61,583		Electricite de France SA	625,104	0.2
60,515		Engie SA	974,664	0.3
940		Essilor International SA	119,010	0.0
914	@	Euler Hermes Group	109,268	0.0
105	@	Eurofins Scientific SE	58,490	0.0
1,512	@	Faurecia	83,958	0.0
795	@	Fonciere Des Regions	76,737	0.0
1,575	@	Gecina S.A.	238,127	0.1
1,899		Danone	141,703	0.0
178		Hermes International	90,159	0.0
1,003	@	Imerys SA	86,944	0.0
2,028	@	Ipsen SA	259,572	0.1
3,128		Klepierre	127,301	0.0
4,188		Lagardere SCA	137,599	0.0
5,573		Legrand S.A.	384,968	0.1
794		L'Oreal S.A.	164,501	0.0
5,253		LVMH Moet Hennessy Louis Vuitton SE	1,319,489	0.3
27,100		Orange SA	456,007	0.1
563		Orpea	64,561	0.0
981		Pernod Ricard SA	136,108	0.0
36,673		Peugeot S.A.	788,860	0.2
907		Kering	317,015	0.1
779		Publicis Groupe	58,905	0.0
16,676	@	Rexel SA	264,071	0.1
4,916		Safran S.A.	465,105	0.1
27,121		Sanofi	2,584,325	0.7
6,601		Schneider Electric SE	518,066	0.1
2,742		SCOR SE	115,646	0.0
1,334		SEB SA	237,324	0.1
417	@	Societe BIC S.A.	48,912	0.0
22,508		Societe Generale	1,319,746	0.3
7,609		Sodexo SA	898,846	0.2
5,731		Suez	103,623	0.0
735		Teleperformance	102,409	0.0
3,885	@	Thales S.A.	430,099	0.1
21,720		Total S.A.	1,104,539	0.3
1,113		Unibail-Rodamco SE	278,365	0.1
9,443		Valeo SA	653,818	0.2
3,282		Veolia Environnement	73,965	0.0
12,209		Vinci S.A.	1,093,268	0.3
6,488		Vivendi SA	149,962	0.0
1,969	@	Zodiac Aerospace	56,309	0.0
			27,618,034	6.9

		Germany: 6.1%
6,024		Adidas AG	1,375,842	0.4
9,129		Allianz SE	1,945,913	0.5
20,207		BASF SE	1,923,699	0.5
7,420		Bayer AG	939,823	0.2
948		Bayerische Motoren Werke AG	87,101	0.0
1,312		Beiersdorf AG	143,977	0.0
3,129		Brenntag AG	177,311	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
914		Continental AG	$205,894	0.1
16,605	#	Covestro AG	1,287,686	0.3
5,971		Daimler AG	418,355	0.1
5,099		Deutsche Lufthansa AG	109,501	0.0
31,997		Deutsche Post AG	1,241,241	0.3
19,662		Deutsche Telekom AG	359,199	0.1
23,758		Deutsche Wohnen AG	941,490	0.2
38,501		E.ON AG	380,879	0.1
11,837		Evonik Industries AG	403,138	0.1
649		Fielmann AG	52,124	0.0
4,236		Fraport AG Frankfurt Airport Services Worldwide	424,188	0.1
2,894		Fresenius SE & Co. KGaA	244,267	0.1
1,306		Fresenius Medical Care AG & Co. KGaA	123,156	0.0
1,598		Fuchs Petrolub SE	84,058	0.0
1,655		GEA Group AG	67,261	0.0
3,367		Hannover Rueck SE	424,977	0.1
2,011		HeidelbergCement AG	199,133	0.1
1,027		Hella KGaA Hueck & Co.	54,305	0.0
1,338		Henkel AG & Co. KGaA	168,332	0.1
5,919		Hochtief AG	1,056,501	0.3
2,623		Hugo Boss AG	197,848	0.1
17,767		Infineon Technologies AG	385,832	0.1
4,194	#	Innogy SE	176,147	0.1
3,262		K+S AG	84,822	0.0
1,558		KION Group AG	135,192	0.0
10,927		Lanxess	842,621	0.2
474		LEG Immobilien AG	45,578	0.0
3,329		Linde AG	635,040	0.2
509		MAN SE	56,366	0.0
892		Merck KGaA	97,880	0.0
40,828		Metro AG	458,798	0.1
40,828	@	Metro Wholesale & Food Specialist AG	824,786	0.2
3,730		MTU Aero Engines Holding AG	546,644	0.1
715		Muenchener Rueckversicherungs-Gesellschaft AG	153,581	0.0
1,271		Osram Licht AG	105,918	0.0
2,340		ProSiebenSat.1 Media SE	93,492	0.0
32		RTL Group SA	2,489	0.0
14,801	@	RWE AG	311,865	0.1
8,199		SAP SE	868,150	0.2
9,554		Siemens AG	1,296,489	0.3
11,555		Suedzucker AG	246,622	0.1
1,261		Symrise AG	88,290	0.0
9,943		Talanx AG	410,020	0.1
71,002		Telefonica Deutschland Holding AG	366,778	0.1
5,823		ThyssenKrupp AG	172,951	0.1
23,687		TUI AG	372,305	0.1
15,606		Uniper SE	321,623	0.1
1,362		United Internet AG	82,918	0.0
4,005		Vonovia SE	162,302	0.0
341		Wacker Chemie AG	42,319	0.0
1,844		Wirecard AG	141,118	0.0
			24,566,135	6.1

		Hong Kong: 3.4%
85,600		AIA Group Ltd.	673,288	0.2
32,000		Cafe de Coral Holdings Ltd.	102,999	0.0
229,000		Champion REIT	178,171	0.1
198,000		Cheung Kong Property Holdings Ltd.	1,601,191	0.4
82,200		Chow Tai Fook Jewellery Group Ltd.	85,405	0.0
13,500		CK Hutchison Holdings Ltd.	177,648	0.1
42,500		CLP Holdings Ltd.	452,844	0.1
54,000		First Pacific Co.	40,413	0.0
15,000		Great Eagle Holding Co.	82,290	0.0
28,000		Hang Lung Group Ltd.	106,358	0.0
53,000		Hang Lung Properties Ltd.	131,816	0.0
86,900		Henderson Land Development Co., Ltd.	502,259	0.1
138,800		Hong Kong & China Gas	262,340	0.1
3,100		Hong Kong Exchanges and Clearing Ltd.	88,313	0.0
19,500		Power Assets Holdings Ltd.	193,143	0.1
58,952		Hongkong Land Holdings Ltd. - HKHGF	442,994	0.1
99,500		Hopewell Highway Infrastructure Ltd.	61,119	0.0
52,500		Hopewell Holdings	201,136	0.1
9,000		Hysan Development Co., Ltd.	43,522	0.0
2,331		Jardine Matheson Holdings Ltd.	148,692	0.0
4,383		Jardine Strategic Holdings Ltd	178,725	0.1
46,000		Kerry Properties Ltd.	161,196	0.0
223,000		Link REIT	1,810,458	0.5
173,200		Man Wah Holdings Ltd.	149,506	0.0
22,500		MTR Corp.	129,928	0.0
86,000		New World Development Ltd.	116,139	0.0
108,000		NWS Holdings Ltd.	206,612	0.1
78,000		PCCW Ltd.	43,865	0.0
102,000		Sino Land Co.	168,226	0.1
107,000		Sun Hung Kai Properties Ltd.	1,655,533	0.4
16,500		Swire Pacific Ltd.	164,409	0.1
42,000		Swire Properties Ltd.	145,088	0.0
13,500		Techtronic Industries Co., Ltd.	59,984	0.0
12,100		Television Broadcasts Ltd.	44,305	0.0
7,800		Vtech Holdings Ltd.	112,822	0.0
808,500	#	WH Group Ltd.	758,084	0.2
104,000		Wharf Holdings Ltd.	883,963	0.2
105,000		Wheelock & Co., Ltd.	791,227	0.2
142,000		Xinyi Glass Holding Co. Ltd.	146,728	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
104,500		Yue Yuen Industrial Holdings	$431,446	0.1
			13,734,185	3.4

		Hungary: 0.1%
11,703		Richter Gedeon Nyrt	299,413	0.1

		India: 0.2%
37,390		Hindustan Petroleum Corp. Ltd.	223,264	0.1
94,905		Power Finance Corp. Ltd.	183,953	0.0
72,172		Vedanta Ltd.	314,737	0.1
			721,954	0.2

		Ireland: 0.3%
2,423		DCC PLC	213,012	0.1
2,068		Glanbia Plc	42,841	0.0
9,487		James Hardie Industries SE	145,263	0.0
625		Kerry Group PLC - KYG	56,570	0.0
103		Kerry Group PLC - KYGA	9,268	0.0
6,347		Kingspan Group Plc	211,281	0.1
580		Paddy Power Betfair PLC	57,930	0.0
708	@	Ryanair Holdings PLC ADR	80,238	0.0
11,754		Smurfit Kappa Group PLC	349,236	0.1
			1,165,639	0.3

		Israel: 0.6%
6,542		Alony Hetz Properties & Investments Ltd.	65,163	0.0
10,786		Amot Investments Ltd.	57,251	0.0
893		Azrieli Group Ltd.	48,797	0.0
17,342		Bank Hapoalim BM	120,125	0.0
27,281		Bank Leumi Le-Israel BM	131,062	0.1
26,094		Bezeq Israeli Telecommunication Corp., Ltd.	38,724	0.0
10,629	@	Check Point Software Technologies	1,124,336	0.3
4,595		Delek Automotive Systems Ltd.	38,024	0.0
2,481		Elbit Systems Ltd.	313,264	0.1
19,254		Israel Chemicals Ltd.	91,751	0.0
21,842	@	Israel Discount Bank Ltd.	56,306	0.0
1,144		Melisron Ltd.	58,318	0.0
2,485		Mizrahi Tefahot Bank Ltd.	44,904	0.0
2,491		Nice Ltd.	185,674	0.1
232		Paz Oil Co. Ltd.	38,733	0.0
			2,412,432	0.6

		Italy: 1.9%
292,588		A2A SpA	497,726	0.1
15,623		Amplifon S.p.A.	223,937	0.1
3,422		Assicurazioni Generali S.p.A.	62,069	0.0
2,753		Atlantia S.p.A	83,744	0.0
7,586		Davide Campari-Milano SpA	56,078	0.0
77,980	#	Enav SpA	357,635	0.1
387,781		Enel S.p.A.	2,212,012	0.6
6,493		ENI S.p.A.	102,804	0.0
8,957		Ferrari NV	942,539	0.2
2,787	@	GEDI Gruppo Editoriale SpA	2,587	0.0
57,799		Iren SpA	147,108	0.0
17,968		Italgas SpA	98,907	0.0
168,885	@	Mediaset S.p.A.	660,180	0.2
3,588		Moncler SpA	96,353	0.0
20,245		Parmalat S.p.A.	73,384	0.0
33,722	#	Poste Italiane SpA	248,235	0.1
31,225		Prysmian S.p.A.	998,757	0.2
4,333		Recordati S.p.A.	185,171	0.1
41,681		Snam SpA	197,203	0.1
88,406		Unipol Gruppo Finanziario SpA	413,888	0.1
			7,660,317	1.9

		Japan: 20.0%
13,400		Aeon Co., Ltd.	201,911	0.1
1,000		Ain Holdings, Inc.	72,072	0.0
7,000		Air Water, Inc.	135,528	0.0
12,200		Aisin Seiki Co., Ltd.	634,266	0.2
3,800		Ajinomoto Co., Inc.	76,429	0.0
26,300		Alfresa Holdings Corp.	484,029	0.1
50,000		ANA Holdings, Inc.	171,658	0.1
11,300		Alpine Electronics, Inc.	206,023	0.1
6,700		Amada Holdings Co., Ltd.	76,521	0.0
6,000		Amano Corp.	136,549	0.0
102,000		Aozora Bank Ltd.	391,991	0.1
19,600		Asahi Glass Co., Ltd.	824,954	0.2
2,900		Asahi Group Holdings, Ltd.	118,208	0.0
65,000		Asahi Kasei Corp.	742,296	0.2
27,800		Astellas Pharma, Inc.	354,048	0.1
9,700		Bridgestone Corp.	408,094	0.1
4,000		Canon Marketing Japan, Inc.	88,354	0.0
4,100		Canon, Inc.	142,642	0.0
1,100		Central Japan Railway Co.	177,020	0.1
6,000		Chiba Bank Ltd.	43,047	0.0
9,400		Chubu Electric Power Co., Inc.	123,516	0.0
62,400		Citizen Watch Co., Ltd.	463,955	0.1
4,500		Coca-Cola Bottlers Japan, Inc.	135,728	0.0
8,900		COMSYS Holdings Corp.	182,330	0.1
24,500		Concordia Financial Group Ltd.	123,546	0.0
104,000		Dai Nippon Printing Co., Ltd.	1,147,135	0.3
8,300		Daicel Corp.	107,884	0.0
11,000		Daido Steel Co., Ltd.	66,943	0.0
3,200		Dai-ichi Life Holdings, Inc.	55,277	0.0
57,000		Daiichi Sankyo Co., Ltd.	1,243,117	0.3
1,000		Daiichikosho Co., Ltd.	48,163	0.0
2,200		Daikin Industries Ltd.	232,921	0.1
2,400		Sumitomo Dainippon Pharma Co. Ltd.	33,619	0.0
2,400		Daito Trust Construction Co., Ltd.	405,656	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
5,100		Daiwa House Industry Co., Ltd.	$177,895	0.1
68,000		Daiwa Securities Group, Inc.	391,633	0.1
27,000		Denka Co., Ltd.	149,948	0.0
10,100		Denso Corp.	485,057	0.1
2,600		DIC Corp.	98,068	0.0
700		Disco Corp.	124,064	0.0
8,000		Dowa Holdings Co., Ltd.	64,587	0.0
3,500		East Japan Railway Co.	328,238	0.1
1,700		Ebara Corp.	49,732	0.0
29,600		EDION Corp.	272,722	0.1
6,800		Exedy Corp.	212,819	0.1
3,300		FamilyMart UNY Holdings Co., Ltd.	184,822	0.1
1,700		Fanuc Ltd.	347,573	0.1
26,000		Fuji Electric Holdings Co., Ltd.	143,150	0.0
5,600		Fuji Heavy Industries Ltd.	202,032	0.1
3,700		Fuji Film Holdings Corp.	136,006	0.0
16,300		Fujikura Ltd.	137,234	0.0
2,900		Fujitsu General Ltd.	61,214	0.0
108,000		Fujitsu Ltd.	804,247	0.2
2,800		Furukawa Electric Co., Ltd.	126,361	0.0
1,200		Glory Ltd.	39,960	0.0
13,600		H2O Retailing Corp.	222,538	0.1
17,200		Hakuhodo DY Holdings, Inc.	241,398	0.1
1,900		Hamamatsu Photonics KK	60,394	0.0
5,800		Hankyu Hanshin Holdings, Inc.	207,011	0.1
27,000		Hanwa Co., Ltd.	193,094	0.1
2,800		Heiwa Corp.	61,598	0.0
7,500		Hino Motors Ltd.	88,273	0.0
900		Hirose Electric Co., Ltd.	122,551	0.0
1,600		Hisamitsu Pharmaceutical Co., Inc.	75,008	0.0
10,200		Hitachi Chemical Co., Ltd.	289,984	0.1
3,500		Hitachi Construction Machinery Co., Ltd.	100,195	0.0
2,100		Hitachi High-Technologies Corp.	77,299	0.0
299,000		Hitachi Ltd.	2,057,065	0.5
10,900		Hitachi Metals Ltd.	151,707	0.1
3,600		Hitachi Transport System Ltd.	82,863	0.0
42,000		Honda Motor Co., Ltd.	1,175,658	0.3
900		Horiba Ltd.	55,130	0.0
3,800		House Foods Group, Inc.	98,095	0.0
28,300		Hoya Corp.	1,595,751	0.4
31,800		Ibiden Co., Ltd.	551,874	0.1
5,100		Idemitsu Kosan Co., Ltd.	123,785	0.0
14,000	@	IHI Corp.	46,143	0.0
13,600		Iida Group Holdings Co. Ltd.	232,370	0.1
4,500		Inpex Corp.	43,792	0.0
4,900		Isetan Mitsukoshi Holdings Ltd.	47,751	0.0
15,400		Isuzu Motors Ltd.	211,168	0.1
9,400		TIS, Inc.	284,161	0.1
1,400		Ito En Ltd.	51,770	0.0
23,100		Itochu Corp.	362,243	0.1
2,900		Itochu Techno-Solutions Corp.	100,983	0.0
16,600		Itoham Yonekyu Holdings, Inc.	154,396	0.1
6,200		J Front Retailing Co., Ltd.	88,612	0.0
1,300		Japan Airlines Co. Ltd.	42,002	0.0
2,100		JFE Holdings, Inc.	40,506	0.0
1,800		LIXIL Group Corp.	46,323	0.0
12,900		JSR Corp.	227,324	0.1
25,100		JTEKT Corp.	357,267	0.1
232,300		JX Holdings, Inc.	1,032,580	0.3
4,500		Kagome Co., Ltd.	136,697	0.0
12,000		Kajima Corp.	104,636	0.0
10,000		Kamigumi Co., Ltd.	107,171	0.0
5,000		Kandenko Co., Ltd.	53,511	0.0
12,000		Kaneka Corp.	96,158	0.0
3,400		Kansai Electric Power Co., Inc.	45,652	0.0
7,400		Kansai Paint Co., Ltd.	169,265	0.1
27,700		Kao Corp.	1,686,502	0.4
26,000		Kawasaki Heavy Industries Ltd.	82,781	0.0
4,700		KDDI Corp.	124,536	0.0
8,400		Keihin Corp.	120,867	0.0
5,000		Keikyu Corp.	58,028	0.0
4,300		Kewpie Corp.	108,160	0.0
500		Keyence Corp.	230,957	0.1
7,200		Kinden Corp.	112,071	0.0
13,000		Kintetsu Group Holdings Co., Ltd.	49,852	0.0
19,600		Kirin Holdings Co., Ltd.	431,666	0.1
1,100		Kobayashi Pharmaceutical Co., Ltd.	68,366	0.0
2,900		Koito Manufacturing Co., Ltd.	169,407	0.1
22,100		Komatsu Ltd.	592,668	0.2
2,000		Komeri Co., Ltd.	58,515	0.0
3,400		Konami Holdings Corp.	177,323	0.1
26,600		Konica Minolta, Inc.	220,333	0.1
3,100		Ks Holdings Corp.	62,235	0.0
5,600		Kubota Corp.	97,245	0.0
40,100		Kuraray Co., Ltd.	779,601	0.2
4,700		Kurita Water Industries, Ltd.	133,717	0.0
7,300		Kyocera Corp.	443,475	0.1
2,200		Kyorin Co., Ltd.	46,962	0.0
8,400		Kyushu Financial Group, Inc.	52,708	0.0
30,200		Kyushu Railway Co.	995,564	0.3
600		Lawson, Inc.	40,847	0.0
5,200		Lintec Corp.	126,238	0.0
8,500		Lion Corp.	181,944	0.1
1,200		Mabuchi Motor Co., Ltd.	63,240	0.0
5,000		Maeda Road Construction Co., Ltd.	103,233	0.0
2,900		Makita Corp.	113,435	0.0
235,800		Marubeni Corp.	1,562,524	0.4
8,200		Maruha Nichiro Corp.	223,777	0.1
2,900		Maruichi Steel Tube Ltd.	89,505	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,000		Matsumotokiyoshi Holdings Co., Ltd.	$61,666	0.0
2,500		Medipal Holdings Corp.	45,749	0.0
1,600		MEIJI Holdings Co., Ltd.	127,510	0.0
5,400		Misumi Group, Inc.	133,919	0.0
70,100		Mitsubishi Corp.	1,522,027	0.4
34,300		Mitsubishi Electric Corp.	530,988	0.1
21,000		Mitsubishi Heavy Industries Ltd.	83,493	0.0
110,200		Mitsubishi UFJ Financial Group, Inc.	699,121	0.2
65,400		Mitsubishi UFJ Lease & Finance Co., Ltd.	348,391	0.1
58,900		Mitsubishi Chemical Holdings Corp.	493,126	0.1
16,400		Mitsubishi Gas Chemical Co., Inc.	378,374	0.1
1,700		Mitsubishi Materials Corp.	57,110	0.0
1,400		Mitsubishi Shokuhin Co. Ltd.	40,504	0.0
5,900		Mitsubishi Tanabe Pharma Corp.	140,454	0.0
102,800		Mitsui & Co., Ltd.	1,494,792	0.4
16,000		Mitsui Chemicals, Inc.	90,898	0.0
27,000		Mitsui OSK Lines Ltd.	84,031	0.0
37,400		MS&AD Insurance Group Holdings, Inc.	1,311,789	0.3
486,000		Mizuho Financial Group, Inc.	864,291	0.2
1,100		Morinaga & Co., Ltd.	63,045	0.0
900		Murata Manufacturing Co., Ltd.	140,012	0.0
4,000		Nabtesco Corp.	129,858	0.0
16,500		Nagase & Co., Ltd.	259,014	0.1
23,000		Nagoya Railroad Co., Ltd.	105,478	0.0
7,500		Namco Bandai Holdings, Inc.	260,725	0.1
144,000		NEC Corp.	391,456	0.1
3,600		NGK Insulators Ltd.	72,397	0.0
3,200		NGK Spark Plug Co., Ltd.	64,606	0.0
11,900		NHK Spring Co., Ltd.	128,527	0.0
18,500		Nichirei Corp.	519,952	0.1
2,100		Nidec Corp.	231,398	0.1
1,400		Nifco, Inc.	80,751	0.0
2,900		Nikon Corp.	51,097	0.0
6,000		Nippo Corp.	122,065	0.0
23,000		Nippon Express Co., Ltd.	146,874	0.0
15,000		Nippon Kayaku Co., Ltd.	209,936	0.1
37,000		NH Foods Ltd.	1,094,434	0.3
15,000		Nippon Paper Industries Co. Ltd.	299,053	0.1
3,900		Nippon Shokubai Co., Ltd.	255,142	0.1
43,600		Nippon Steel & Sumitomo Metal Corp.	1,070,288	0.3
1,200		Nippon Telegraph & Telephone Corp.	58,726	0.0
31,000	@	Nippon Yusen KK	59,179	0.0
5,100		Nissan Chemical Industries Ltd.	169,299	0.1
109,000		Nissan Motor Co., Ltd.	1,082,290	0.3
4,000		Nisshin Seifun Group, Inc.	65,686	0.0
2,000		Nissin Food Products Co., Ltd.	125,649	0.0
1,500		Nitori Co., Ltd.	211,684	0.1
3,400		Nitto Denko Corp.	303,175	0.1
33,400		Sompo Holdings, Inc.	1,310,022	0.3
18,600		NOK Corp.	425,755	0.1
93,000		Nomura Holdings, Inc.	552,534	0.2
2,100		Nomura Research Institute Ltd.	78,610	0.0
6,900		NSK Ltd.	88,943	0.0
7,000		NTT Data Corp.	76,250	0.0
52,200		NTT DoCoMo, Inc.	1,212,188	0.3
10,700		Obayashi Corp.	128,835	0.0
126,000		OJI Paper Co., Ltd.	646,186	0.2
6,000		Omron Corp.	299,353	0.1
18,000		Onward Holdings Co., Ltd.	130,584	0.0
61,500		ORIX Corp.	975,908	0.3
140,000		Osaka Gas Co., Ltd.	560,717	0.2
1,900		OSG Corp.	40,060	0.0
1,400		Otsuka Corp.	91,710	0.0
900		Otsuka Holdings Co. Ltd.	39,635	0.0
7,400		Panasonic Corp.	101,922	0.0
2,800		Park24 Co., Ltd.	70,862	0.0
18,300		Recruit Holdings Co. Ltd.	316,767	0.1
31,300		Rengo Co., Ltd.	177,681	0.1
110,500		Resona Holdings, Inc.	569,259	0.2
500		Rinnai Corp.	46,679	0.0
1,100		Rohm Co., Ltd.	85,018	0.0
200		Ryohin Keikaku Co., Ltd.	51,129	0.0
10,100		Sankyo Co., Ltd.	331,506	0.1
4,000		Santen Pharmaceutical Co., Ltd.	56,353	0.0
15,600		Sanwa Holdings Corp.	168,927	0.1
7,500		SBI Holdings, Inc.	107,299	0.0
2,500		Secom Co., Ltd.	187,570	0.1
5,600		Seino Holdings Corp.	75,403	0.0
25,500		Sekisui Chemical Co., Ltd.	469,719	0.1
4,500		Seven & I Holdings Co., Ltd.	181,371	0.1
3,600		Shimachu Co., Ltd.	90,086	0.0
5,000		Shimadzu Corp.	98,450	0.0
900		Shimamura Co., Ltd.	111,909	0.0
10,000		Shimizu Corp.	105,660	0.0
7,300		Shin-Etsu Chemical Co., Ltd.	667,694	0.2
1,400		Shionogi & Co., Ltd.	74,746	0.0
4,500		Showa Denko KK	117,132	0.0
5,300		Showa Shell Sekiyu KK	57,732	0.0
500		SMC Corp.	158,954	0.1
7,100		SoftBank Group Corp.	572,243	0.2
147,000		Sojitz Corp.	370,303	0.1
3,400		Sony Corp.	139,687	0.0
6,700		Stanley Electric Co., Ltd.	221,327	0.1
24,000		Sumitomo Chemical Co., Ltd.	140,259	0.0
90,800		Sumitomo Corp.	1,227,326	0.3
108,100		Sumitomo Electric Industries Ltd.	1,747,378	0.4

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,700		Sumitomo Forestry Co., Ltd.	$71,945	0.0
10,000		Sumitomo Heavy Industries	72,904	0.0
4,000		Sumitomo Metal Mining Co., Ltd.	60,411	0.0
24,300		Sumitomo Mitsui Financial Group, Inc.	937,635	0.2
9,300		Sumitomo Mitsui Trust Holdings, Inc.	341,525	0.1
14,000		Sumitomo Osaka Cement Co., Ltd.	65,531	0.0
5,700		Sumitomo Rubber Industries, Inc.	98,839	0.0
1,200		Sundrug Co., Ltd.	44,703	0.0
1,100		Suntory Beverage & Food Ltd.	53,921	0.0
3,900		Suzuken Co., Ltd.	130,248	0.0
22,200		Suzuki Motor Corp.	1,052,310	0.3
4,500		T&D Holdings, Inc.	66,383	0.0
41,000		Taiheiyo Cement Corp.	153,843	0.1
29,000		Taisei Corp.	277,589	0.1
500		Taisho Pharmaceutical Holdings Co. Ltd.	37,456	0.0
3,200		Taiyo Nippon Sanso Corp.	36,982	0.0
10,000		Takashimaya Co., Ltd.	91,478	0.0
23,400		Takeda Pharmaceutical Co., Ltd.	1,236,148	0.3
2,100		TDK Corp.	150,930	0.1
5,400		Teijin Ltd.	108,267	0.0
16,000		Tobu Railway Co., Ltd.	84,718	0.0
3,400		Toho Co., Ltd.	122,527	0.0
40,000		Toho Gas Co., Ltd.	271,072	0.1
18,000		Toho Holdings Co., Ltd.	355,836	0.1
3,300		Tohoku Electric Power Co., Inc.	44,955	0.0
3,900		Tokio Marine Holdings, Inc.	164,008	0.1
2,000		Tokyo Electron Ltd.	281,276	0.1
101,000		Tokyo Gas Co., Ltd.	535,889	0.1
3,000		Tokyu Corp.	44,145	0.0
28,000		Toppan Printing Co., Ltd.	295,896	0.1
41,400		Toray Industries, Inc.	373,839	0.1
10,000		Tosoh Corp.	118,401	0.0
3,900		Toto Ltd.	156,942	0.1
12,100		Toyo Suisan Kaisha Ltd.	439,595	0.1
9,000		Toyoda Gosei Co., Ltd.	212,351	0.1
3,300		Toyota Boshoku Corp.	68,919	0.0
3,500		Toyota Industries Corp.	187,782	0.1
29,400		Toyota Motor Corp.	1,656,980	0.4
10,200		Toyota Tsusho Corp.	327,910	0.1
1,500		Trend Micro, Inc.	75,018	0.0
10,500		TS Tech Co., Ltd.	311,195	0.1
500		Tsuruha Holdings, Inc.	52,461	0.0
85,000		Ube Industries Ltd.	230,254	0.1
3,500		Unicharm Corp.	89,801	0.0
5,600		USS Co., Ltd.	113,127	0.0
6,000		Wacoal Holdings Corp.	84,287	0.0
5,000		West Japan Railway Co.	358,896	0.1
3,100		Azbil Corp.	122,456	0.0
2,800		Yamato Holdings Co., Ltd.	56,203	0.0
2,700		Yamato Kogyo Co., Ltd.	75,682	0.0
2,400		Yamazaki Baking Co., Ltd.	48,145	0.0
5,100		Yaskawa Electric Corp.	136,727	0.0
10,200		Yokogawa Electric Corp.	171,665	0.1
5,800		Zensho Holdings Co., Ltd.	104,917	0.0
13,000		Zeon Corp.	162,189	0.1
			80,375,608	20.0

		Luxembourg: 0.3%
39,143	@	ArcelorMittal	1,030,559	0.3
1,181		RTL Group SA	91,877	0.0
2,998		Tenaris S.A.	47,435	0.0
			1,169,871	0.3

		Macau: 0.2%
847,000		SJM Holdings Ltd.	846,773	0.2

		Malaysia: 0.1%
494,400		AirAsia Bhd	372,760	0.1

		Malta: 0.1%
24,272		Kindred Group PLC	270,113	0.1

		Mexico: 0.1%
6,552		Coca-Cola Femsa SA de CV ADR	556,789	0.1

		Netherlands: 2.8%
5,964		Akzo Nobel NV	539,944	0.1
1,254		ASML Holding NV	189,104	0.1
3,927		ASR Nederland NV	148,528	0.0
5,644		Boskalis Westminster NV	201,866	0.1
2,646		Airbus SE	221,090	0.1
13,922		EXOR NV	833,738	0.2
1,829		Heineken Holding NV	179,679	0.0
758		Heineken NV	79,097	0.0
80,421		ING Groep NV	1,502,568	0.4
5,782		Koninklijke DSM NV	426,527	0.1
13,644		Koninklijke Philips NV	521,418	0.1
51,036		Koninklijke Ahold Delhaize NV	1,043,889	0.3
3,593		NN Group NV	145,638	0.0
4,433	#	Philips Lighting NV	168,474	0.0
3,100		QIAGEN NV	102,825	0.0
1,968		Randstad Holdings NV	118,662	0.0
38,891		Relx NV	816,880	0.2
41,024		Royal Dutch Shell PLC - Class A	1,158,576	0.3
37,805		Royal Dutch Shell PLC - Class B	1,076,978	0.3
25,788		Unilever NV	1,502,858	0.4
5,939		Wolters Kluwer NV	264,127	0.1
			11,242,466	2.8

		New Zealand: 0.6%
15,009		Contact Energy Ltd.	60,436	0.0
10,295		Fisher & Paykel Healthcare Corp.	84,830	0.0
157,869		Fletcher Building Ltd.	947,678	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: (continued)
185,454		Kiwi Property Group Ltd.	$190,855	0.1
17,803		Mercury NZ Ltd.	46,528	0.0
17,644		Ryman Healthcare Ltd.	116,870	0.0
20,663		Sky Network Television Ltd.	51,364	0.0
378,520		Spark New Zealand Ltd.	1,066,143	0.3
			2,564,704	0.6

		Norway: 0.6%
7,131		DNB ASA	140,085	0.0
2,452		Gjensidige Forsikring ASA	42,437	0.0
27,682		Marine Harvest	516,089	0.1
94,125		Norsk Hydro ASA	607,346	0.1
23,021		Orkla ASA	237,141	0.1
14,243		Telenor ASA	284,341	0.1
10,403		TGS Nopec Geophysical Co. ASA	219,843	0.1
8,023		Yara International ASA	318,884	0.1
			2,366,166	0.6

		Peru: 0.3%
6,565		Credicorp Ltd.	1,215,444	0.3

		Poland: 0.1%
166,300		Polskie Gornictwo Naftowe I Gazownictwo SA	309,078	0.1

		Portugal: 0.5%
360,125		EDP - Energias de Portugal SA	1,278,601	0.3
6,263		Galp Energia SGPS SA	100,336	0.0
40,824		Jeronimo Martins SGPS SA	802,937	0.2
			2,181,874	0.5

		Russia: 0.3%
107,182		Gazprom PJSC ADR	417,230	0.1
21,596		LUKOIL PJSC ADR	1,006,272	0.2
			1,423,502	0.3

		Singapore: 1.6%
294,900		Ascendas Real Estate Investment Trust	587,090	0.2
8,400	#	BOC Aviation Ltd.	43,638	0.0
52,400		CapitaLand Commercial Trust	66,475	0.0
67,900		CapitaLand Ltd.	184,711	0.0
46,800		CapitaLand Mall Trust	69,377	0.0
29,400		City Developments Ltd.	244,039	0.1
50,600		ComfortDelgro Corp., Ltd.	86,213	0.0
47,600		DBS Group Holdings Ltd.	759,393	0.2
75,400		Genting Singapore PLC	64,783	0.0
108,000		Global Logistic Properties Ltd.	263,588	0.1
444,100		Golden Agri-Resources Ltd.	129,314	0.0
10,000		Jardine Cycle & Carriage Ltd.	297,770	0.1
37,500		Keppel Corp., Ltd.	177,345	0.0
158,300		Mapletree Industrial Trust	216,653	0.1
253,700		Mapletree Logistics Trust	224,556	0.1
14,400		Oversea-Chinese Banking Corp., Ltd.	120,605	0.0
27,300		SembCorp Industries Ltd.	65,017	0.0
20,600		Singapore Airlines Ltd.	157,870	0.0
54,400		SATS Ltd	193,821	0.1
23,700		Singapore Exchange Ltd.	132,277	0.0
15,700		Singapore Press Holdings Ltd.	33,707	0.0
76,900		Singapore Telecommunications Ltd.	225,104	0.1
51,300		Singapore Technologies Engineering Ltd.	142,646	0.0
37,800		Suntec Real Estate Investment Trust	52,993	0.0
5,700		United Overseas Bank Ltd.	100,865	0.0
10,100		United Overseas Land Ltd.	58,766	0.0
70,600		Venture Corp. Ltd.	685,857	0.2
293,700		Wilmar International Ltd.	723,019	0.2
466,500		Yangzijiang Shipbuilding Holdings Ltd.	486,769	0.1
			6,594,261	1.6

		South Africa: 0.2%
5,964		Imperial Holdings Ltd.	78,778	0.0
75,061		Sappi Ltd.	497,209	0.2
14,546		Telkom SA Ltd.	71,799	0.0
			647,786	0.2

		South Korea: 4.1%
8,215		Dongbu Insurance Co., Ltd.	587,971	0.2
659		E-Mart, Inc.	149,599	0.0
1,330		GS Holdings Corp.	89,651	0.0
3,587		Hana Financial Group, Inc.	163,665	0.0
1,614		Hankook Tire Co. Ltd.	90,195	0.0
1,787		Lotte Chemical Corp.	588,344	0.2
10,086		SK Hynix, Inc.	592,980	0.2
13,263		Hyundai Development Co-Engineering & Construction	505,204	0.1
13,064		Hyundai Engineering & Construction Co. Ltd.	528,340	0.1
2,662		Hyundai Mobis Co. Ltd.	585,020	0.2
642		Hyundai Motor Co.	83,111	0.0
1,485		Hyundai Steel Co.	83,140	0.0
84,913		Industrial Bank Of Korea	1,172,996	0.3
4,413		KB Financial Group, Inc.	234,640	0.1
1,807		Kia Motors Corp.	59,047	0.0
2,601		KT Corp.	80,876	0.0
2,999		KT&G Corp.	305,474	0.1
192		LG Chem Ltd.	56,290	0.0
41,129		LG Display Co., Ltd.	1,160,563	0.3
1,928		LG Electronics, Inc.	115,573	0.0
10,607		LG Uplus Corp.	157,687	0.0
768		LS Corp.	57,730	0.0
554		Mando Corp.	127,004	0.0
56		NAVER Corp.	40,209	0.0
6,594		POSCO	1,970,385	0.5
7,316		Posco Daewoo Corp.	153,628	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
1,794		Samsung Electronics Co., Ltd.	$3,857,961	1.0
676		Samsung SDI Co., Ltd.	101,581	0.0
3,147		Shinhan Financial Group Co., Ltd.	149,568	0.0
4,648		SK Innovation Co. Ltd.	733,575	0.2
32,616		SK Networks Co. Ltd.	184,507	0.1
1,025		SK Telecom Co., Ltd.	253,433	0.1
837		S-Oil Corp.	87,189	0.0
80,710		Woori Bank	1,378,451	0.4
			16,485,587	4.1

		Spain: 3.2%
8,688		Abertis Infraestructuras S.A.	171,303	0.0
33,422		ACS Actividades de Construccion y Servicios S.A.	1,279,942	0.3
1,081	#	Aena SA	211,279	0.1
31,387		Amadeus IT Group SA	1,931,986	0.5
78,074		Banco Bilbao Vizcaya Argentaria S.A.	706,387	0.2
178,792		Banco Santander SA	1,217,242	0.3
6,912		Cia de Distribucion Integral Logista Holdings SA	178,785	0.0
3,293		Corporacion Financiera Alba SA	206,412	0.1
27,777		Distribuidora Internacional de Alimentacion SA	187,092	0.1
4,059		Enagas	114,719	0.0
45,871		Endesa S.A.	1,085,916	0.3
4,748		Ferrovial SA	102,389	0.0
42,826		Gas Natural SDG S.A.	1,002,298	0.3
148,074		Iberdrola S.A.	1,167,254	0.3
2,469		Industria de Diseno Textil SA	98,005	0.0
193,795		Mapfre SA	721,849	0.2
4,747		Mediaset Espana Comunicacion SA	59,830	0.0
10,534		Merlin Properties Socimi SA	141,763	0.0
5,920		Red Electrica Corp. SA	126,826	0.0
88,773		Repsol SA	1,486,757	0.4
47,738		Telefonica S.A.	540,534	0.1
			12,738,568	3.2

		Sweden: 4.5%
8,733		Alfa Laval AB	195,039	0.0
11,175		Assa Abloy AB	239,402	0.1
43,219		Atlas Copco AB - A	1,563,134	0.4
8,861		Atlas Copco AB - B	286,972	0.1
20,303		Boliden AB	637,393	0.2
52,765		Electrolux AB	1,804,325	0.5
6,885	@	Essity AB	199,631	0.1
4,177	@	Fastighets AB Balder	106,276	0.0
6,536		ICA Gruppen AB	261,891	0.1
6,726		Hennes & Mauritz AB	175,483	0.0
4,729		Hexagon AB	233,666	0.1
3,619		Holmen AB	163,454	0.0
51,922		Husqvarna AB - B Shares	528,185	0.1
46,744		Industrivarden AB	1,133,797	0.3
45,259		Industrivarden AB	1,171,518	0.3
7,024		Investment AB Latour	89,510	0.0
46,922		Investor AB	2,225,273	0.6
8,162		JM AB	286,479	0.1
3,718		Loomis AB	138,150	0.0
8,475		Lundbergforetagen AB	667,079	0.2
10,216		Nobia AB	104,887	0.0
42,073		Nordea Bank AB	530,872	0.1
11,049		Peab AB	129,696	0.0
84,133		Sandvik AB	1,325,819	0.3
5,549		Securitas AB	92,409	0.0
8,464		Skandinaviska Enskilda Banken AB	107,191	0.0
2,788		Skanska AB	63,353	0.0
52,417		SKF AB - B Shares	1,041,849	0.3
6,885		Svenska Cellulosa AB SCA	57,007	0.0
3,491		Svenska Handelsbanken AB	51,960	0.0
30,263		Swedbank AB	789,180	0.2
17,186		Swedish Match AB	604,489	0.2
25,061		Telia Co. AB	117,808	0.0
10,019		Trelleborg AB	235,972	0.1
34,003		Volvo AB - B Shares	577,555	0.1
			17,936,704	4.5

		Switzerland: 5.6%
36,967		ABB Ltd.	866,001	0.2
21,506		Adecco Group AG	1,640,757	0.4
430		Baloise Holding AG	69,086	0.0
110		Barry Callebaut AG	156,875	0.0
2,178		Cembra Money Bank AG	195,378	0.1
5,496		Cie Financiere Richemont SA	467,216	0.1
6,774		Clariant AG	157,411	0.0
24,199		Coca-Cola HBC AG	731,610	0.2
2,601		DKSH Holding AG	204,836	0.1
221	@	EMS-Chemie Holding AG	153,776	0.0
534		Flughafen Zuerich AG	136,191	0.0
799		Geberit AG - Reg	384,283	0.1
132		Givaudan	262,628	0.1
252,856		Glencore PLC	1,115,448	0.3
1,210	@	Idorsia Ltd.	22,650	0.0
798		Julius Baer Group Ltd.	45,172	0.0
1,702		Kuehne & Nagel International AG	296,393	0.1
804		Lonza Group AG	191,090	0.1
33,945		Nestle S.A.	2,865,282	0.7
21,934		Novartis AG	1,868,289	0.5
10,285		Oriflame Holding AG	394,846	0.1
1,118		Pargesa Holding SA	89,221	0.0
770		Partners Group	499,860	0.1
429		PSP Swiss Property AG	39,034	0.0
7,176		Roche Holding AG	1,816,743	0.5
3,810		Schindler Holding AG - Part Cert	821,682	0.2
502	@	Schindler Holding AG - Reg	105,569	0.0
104		SGS S.A.	229,859	0.1
115		Sika AG	792,495	0.2
1,453		Sonova Holding AG - Reg	235,664	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
3,791		STMicroelectronics NV	$64,228	0.0
49,442		STMicroelectronics NV	838,405	0.2
348	@	Straumann Holding AG	196,522	0.1
828		Sulzer AG	92,909	0.0
476		Swatch Group AG - BR	188,858	0.1
605		Swatch Group AG - Reg	46,600	0.0
2,504		Swiss Life Holding AG	913,842	0.2
1,027		Swiss Prime Site AG	92,668	0.0
10,267		Swiss Re Ltd.	989,865	0.2
312		Swisscom AG	152,494	0.0
1,487		Temenos Group AG	143,743	0.0
9,346		UBS Group AG	162,531	0.0
340		Vifor Pharma AG	36,293	0.0
24,649		Wolseley PLC	1,471,740	0.4
1,194		Zurich Insurance Group AG	363,907	0.1
			22,609,950	5.6

		Taiwan: 1.2%
2,319,000		AU Optronics Corp.	938,797	0.2
2,080,000		Innolux Corp.	1,014,641	0.3
232,000		Formosa Chemicals & Fibre Co.	698,995	0.2
341,000		Fubon Financial Holding Co., Ltd.	529,728	0.1
207,000		HON HAI Precision Industry Co., Ltd.	805,039	0.2
198,000		Inventec Co., Ltd.	158,167	0.0
100,000		Micro-Star International Co., Ltd.	259,077	0.1
59,000		Taiwan Semiconductor Manufacturing Co., Ltd.	417,065	0.1
			4,821,509	1.2

		Turkey: 0.2%
66,286		Arcelik A/S	489,997	0.1
121,350		Eregli Demir ve Celik Fabrikalari TAS	270,554	0.1
			760,551	0.2

		United Kingdom: 11.4%
231,688		3i Group PLC	2,860,220	0.7
6,916		Admiral Group PLC	188,668	0.1
3,644		Aggreko PLC	40,737	0.0
20,121	@	Anglo American PLC	332,836	0.1
14,441		Ashmore Group PLC	68,556	0.0
5,500		Ashtead Group PLC	118,164	0.0
10,986		AstraZeneca PLC	654,800	0.2
9,063	#	Auto Trader Group PLC	45,772	0.0
7,490		Aviva PLC	53,239	0.0
5,939		Babcock International Group	66,159	0.0
90,150		BAE Systems PLC	715,235	0.2
18,039		Barratt Developments PLC	146,507	0.0
6,402		Bellway PLC	269,580	0.1
21,311		BHP Billiton PLC	388,585	0.1
158,814		Booker Group PLC	403,363	0.1
167,102		BP PLC	981,516	0.2
17,503		British American Tobacco PLC	1,088,787	0.3
41,117		British Land Co. PLC	331,317	0.1
12,003		Sky PLC	152,968	0.0
6,129		Bunzl PLC	185,057	0.1
27,463		Burberry Group PLC	619,496	0.2
8,148		Carnival PLC	549,961	0.1
216,499		Centamin PLC	474,863	0.1
235,043		Centrica PLC	615,736	0.2
12,113		CNH Industrial NV	140,310	0.0
26,023		Compass Group PLC	555,257	0.1
31,257		CRH PLC - London	1,094,941	0.3
6,774		Croda International PLC	330,543	0.1
9,101		Daily Mail & General Trust	76,430	0.0
19,747		Diageo PLC	637,768	0.2
72,789		Direct Line Insurance Group PLC	359,731	0.1
17,618		DS Smith PLC	112,229	0.0
30,420		Experian PLC	604,331	0.2
57,607	@	Fiat Chrysler Automobiles NV	694,644	0.2
175,536		G4S PLC	761,950	0.2
10,215		Galliford Try PLC	182,661	0.0
350,696		GKN PLC	1,487,778	0.4
100,633		GlaxoSmithKline PLC	2,003,299	0.5
7,934		Halma PLC	115,000	0.0
8,319		Hammerson PLC	63,046	0.0
9,391		Howden Joinery Group PLC	52,673	0.0
172,048		HSBC Holdings PLC	1,723,046	0.4
15,864		IMI PLC	251,926	0.1
1,958		Imperial Brands PLC	80,637	0.0
48,292		Inchcape PLC	511,914	0.1
68,909		Indivior PLC	348,833	0.1
13,517		Informa PLC	123,976	0.0
14,501		InterContinental Hotels Group PLC	820,531	0.2
12,530		International Consolidated Airlines Group SA	95,560	0.0
861		Intertek Group PLC	48,841	0.0
46,120		Investec PLC - INVP - GBP	350,189	0.1
46,017		ITV PLC	105,232	0.0
7,464		J D Wetherspoon PLC	100,745	0.0
31,362		J Sainsbury PLC	101,329	0.0
32,886		JD Sports Fashion PLC	155,448	0.0
4,318		John Wood Group PLC	34,849	0.0
29,136		Johnson Matthey PLC	1,079,851	0.3
34,960	@	Jupiter Fund Management PLC	245,973	0.1
81,308		Kingfisher PLC	315,537	0.1
42,221		Land Securities Group PLC	569,372	0.1
309,223		Legal & General Group PLC	1,094,872	0.3
1,057,379		Lloyds Banking Group Plc	914,145	0.2
241,133		Marks & Spencer Group PLC	1,024,844	0.3
12,936		Meggitt PLC	85,860	0.0
198,020		Melrose Industries PLC	607,186	0.2
9,621	#	Merlin Entertainments PLC	59,573	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
4,700	Micro Focus International PLC	$138,407	0.0
18,072	Mondi PLC	476,006	0.1
44,740	@ Moneysupermarket.com Group PLC	195,886	0.1
34,020	National Grid PLC	420,960	0.1
30,083	Old Mutual PLC	78,026	0.0
9,803	Pennon Group PLC	104,196	0.0
6,583	Persimmon PLC	217,509	0.1
28,310	Playtech Ltd.	358,768	0.1
2,799	Provident Financial PLC	76,197	0.0
8,688	Prudential PLC	211,992	0.1
49,535	QinetiQ PLC	157,555	0.0
4,897	Reckitt Benckiser Group PLC	476,122	0.1
48,051	Relx PLC	1,046,613	0.3
123,077	Rentokil Initial PLC	471,695	0.1
1,092	Rightmove PLC	60,577	0.0
34,235	Rio Tinto PLC	1,604,492	0.4
24,114	Royal Mail PLC	128,223	0.0
3,674	RPC Group PLC	43,441	0.0
10,974	Sage Group PLC	97,591	0.0
64,169	SSE PLC	1,167,773	0.3
82,788	Segro PLC	576,179	0.1
8,640	Severn Trent PLC	255,462	0.1
17,216	Smith & Nephew PLC	299,557	0.1
20,266	Smiths Group PLC	410,485	0.1
17,955	SSP Group PLC	120,700	0.0
3,875	St. James's Place PLC	62,242	0.0
20,702	Tate & Lyle PLC	183,568	0.1
56,958	Taylor Wimpey PLC	143,056	0.0
5,166	@ TechnipFMC PLC	147,198	0.0
33,036	@ Tesco PLC	75,934	0.0
2,724	Travis Perkins PLC	54,557	0.0
34,258	Unilever PLC	1,953,829	0.5
20,051	United Utilities Group PLC	237,615	0.1
106,738	Vodafone Group PLC	312,887	0.1
3,951	Whitbread PLC	200,632	0.1
497,768	WM Morrison Supermarkets PLC	1,578,722	0.4
19,157	WPP PLC	390,684	0.1
		46,010,318	11.4

	United States: 0.0%
18,900	Samsonite International SA	79,148	0.0

	Total Common Stock
	(Cost $359,478,517)	399,191,125	99.2

PREFERRED STOCK: 0.3%
	Brazil: 0.0%
41,100	Cia Energetica de Minas Gerais	112,030	0.0

	Germany: 0.2%
2,026	Fuchs Petrolub AG	120,274	0.0
1,641	Henkel AG & Co. KGaA	232,444	0.1
42,997	Schaeffler AG	599,475	0.1
		952,193	0.2

	South Korea: 0.1%
112	Samsung Electronics Co., Ltd. - Pref	193,109	0.1

	Total Preferred Stock
	(Cost $1,216,580)	1,257,332	0.3

RIGHTS: 0.0%
	France: 0.0%
270	@ Gecina SA	802	0.0

	Total Rights
	(Cost $–)	802	0.0

	Total Long-Term Investments
	(Cost $360,695,097)	400,449,259	99.5

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
262,974	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $262,974)	262,974	0.1

	Total Short-Term Investments
	(Cost $262,974)	262,974	0.1

	Total Investments in Securities (Cost $360,958,071)	$400,712,233	99.6
	Assets in Excess of Other Liabilities	1,530,524	0.4
	Net Assets	$402,242,757	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $361,328,071.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,623,808
Gross Unrealized Depreciation	(5,239,646)

Net Unrealized Appreciation	$39,384,162

Sector Diversification	Percentage of Net Assets
Financials	17.4%
Industrials	16.5
Consumer Discretionary	13.0
Materials	12.2
Consumer Staples	8.8
Information Technology	7.7
Real Estate	6.5
Health Care	6.1
Utilities	4.5
Energy	4.1
Telecommunication Services	2.7
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$30,172,168	$–	$30,172,168
Austria	284,323	1,252,549	–	1,536,872
Belgium	173,494	2,804,084	–	2,977,578
Brazil	279,533	–	–	279,533
Canada	27,719,390	–	–	27,719,390
China	1,016,007	12,480,092	–	13,496,099
Denmark	–	4,672,001	–	4,672,001
Finland	–	6,579,845	–	6,579,845
France	–	27,618,034	–	27,618,034
Germany	824,786	23,741,349	–	24,566,135
Hong Kong	126,595	13,607,590	–	13,734,185
Hungary	–	299,413	–	299,413
India	–	721,954	–	721,954
Ireland	392,290	773,349	–	1,165,639
Israel	1,201,084	1,211,348	–	2,412,432
Italy	504,570	7,155,747	–	7,660,317
Japan	–	80,375,608	–	80,375,608
Luxembourg	–	1,169,871	–	1,169,871
Macau	–	846,773	–	846,773
Malaysia	–	372,760	–	372,760
Malta	270,113	–	–	270,113
Mexico	556,789	–	–	556,789
Netherlands	148,528	11,093,938	–	11,242,466
New Zealand	214,762	2,349,942	–	2,564,704
Norway	–	2,366,166	–	2,366,166
Peru	1,215,444	–	–	1,215,444
Poland	–	309,078	–	309,078
Portugal	–	2,181,874	–	2,181,874
Russia	–	1,423,502	–	1,423,502
Singapore	–	6,594,261	–	6,594,261
South Africa	71,799	575,987	–	647,786
South Korea	–	16,485,587	–	16,485,587
Spain	385,197	12,353,371	–	12,738,568
Sweden	337,781	17,598,923	–	17,936,704
Switzerland	413,063	22,196,887	–	22,609,950
Taiwan	–	4,821,509	–	4,821,509
Turkey	–	760,551	–	760,551
United Kingdom	2,747,043	43,263,275	–	46,010,318
United States	–	79,148	–	79,148
Total Common Stock	38,882,591	360,308,534	–	399,191,125
Preferred Stock	112,030	1,145,302	–	1,257,332
Rights	802	–	–	802
Short-Term Investments	262,974	–	–	262,974
Total Investments, at fair value	$39,258,397	$361,453,836	$–	$400,712,233
Other Financial Instruments+
Futures	1,011	–	–	1,011
Total Assets	$39,259,408	$361,453,836	$–	$400,713,244

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $8,149,489 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	1	09/15/17	$96,945	$1,011
			$96,945	$1,011

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$1,011
Total Asset Derivatives		$1,011

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 4.1%
37,944		ALS Ltd.	$225,285	0.1
140,549	L	Amaysim Australia Ltd.	179,855	0.1
13,208		Appen Ltd.	44,019	0.0
14,247		Aristocrat Leisure Ltd.	231,036	0.1
91,023		Ausdrill Ltd.	141,672	0.1
73,137		Aveo Group	142,182	0.1
626,115		Beach Energy Ltd.	341,401	0.2
128,877		BlueScope Steel Ltd.	1,357,660	0.7
37,624		BT Investment Management Ltd.	323,779	0.2
99,358		Charter Hall Group	412,939	0.2
18,075		Codan Ltd./Australia	32,390	0.0
115,453		CSR Ltd.	362,260	0.2
31,294		Data#3 Ltd.	44,492	0.0
11,670		Dicker Data Ltd.	24,863	0.0
11,917		Domino's Pizza Enterprises Ltd.	508,043	0.2
40,051	@	Energy Resources of Australia Ltd.	17,462	0.0
57,390		Estia Health Ltd.	133,307	0.1
130,852		Grange Resources Ltd.	15,179	0.0
192,032		Japara Healthcare Ltd.	313,476	0.2
12,714	L	JB Hi-Fi Ltd.	264,491	0.1
85,691	@	Karoon Gas Australia Ltd.	92,653	0.0
5,891		Lovisa Holdings Ltd.	19,558	0.0
128,344		Mantra Group Ltd.	309,158	0.1
24,278		Mineral Resources Ltd.	238,712	0.1
50,571		Monash IVF Group Ltd.	64,326	0.1
17,164		New Hope Corp., Ltd.	21,982	0.0
63,022		OceanaGold Corp.	172,372	0.1
155,594		oOh!media Ltd.	500,757	0.2
40,307		OZ Minerals Ltd.	269,374	0.1
9,277		Peet Ltd.	8,832	0.0
359,279	@	Ramelius Resources Ltd.	115,552	0.1
61,250		Regis Healthcare Ltd.	180,836	0.1
18,755		Seek Ltd.	256,455	0.1
22,868		Seven Group Holdings Ltd.	218,854	0.1
340,971	L	Tox Free Solutions Ltd.	651,937	0.3
105,446	@	Whitehaven Coal Ltd.	250,580	0.1
			8,487,729	4.1

		Austria: 1.6%
5,844		ams AG	421,157	0.2
12,185		BUWOG AG	358,234	0.2
1,154		CA Immobilien Anlagen AG	29,781	0.0
1,698		Fabasoft AG	20,733	0.0
2,652	@	Lenzing AG	474,054	0.2
6,842		POLYTEC Holding AG	126,312	0.1
5,586		Porr Ag	199,141	0.1
8,266		RHI AG	312,345	0.1
3,535	@	Schoeller-Bleckmann Oilfield Equipment AG	267,822	0.1
51,065		Wienerberger AG	1,173,884	0.6
			3,383,463	1.6

		Belgium: 1.2%
151,931	@	AGFA-Gevaert NV	708,810	0.4
797		Barco NV	79,825	0.0
3,239		Cie d'Entreprises CFE	478,139	0.2
261		Cie Immobiliere de Belgique SA	16,252	0.0
566		D'ieteren SA	26,811	0.0
2,900	@	Galapagos NV	230,393	0.1
873		Jensen-Group NV	42,258	0.0
10,643		Ontex Group NV	364,988	0.2
1,901		RealDolmen	59,365	0.0
352		TER Beke SA	73,922	0.1
3,315		Warehouses De Pauw SCA	368,059	0.2
			2,448,822	1.2

		Brazil: 0.1%
7,700		Cia de Locacao das Americas	27,656	0.0
8,100		Magnesita Refratarios SA	90,056	0.1
			117,712	0.1

		Canada: 5.8%
14,263		AGF Management Ltd.	85,687	0.1
15,700		Aimia, Inc.	18,259	0.0
19,501	@	Air Canada	310,170	0.2
27,070		Algonquin Power & Utilities Corp.	289,427	0.2
19,500	@	Alio Gold, Inc.	81,957	0.0
85,900		Bonavista Energy Corp.	215,654	0.1
2,800		Brookfield Real Estate Services, Inc.	37,797	0.0
8,302		BRP, Inc./CA	266,024	0.1
4,700		BTB Real Estate Investment Trust	17,379	0.0
1,400		Calian Group Ltd.	31,419	0.0
4,900	@	Canaccord Capital, Inc.	24,822	0.0
8,100		Canadian Apartment Properties REIT	210,564	0.1
14,987	@	Canfor Corp.	251,476	0.1
21,323		Canfor Pulp Products, Inc.	201,985	0.1
232,852	@	Capstone Mining Corp.	224,121	0.1
7,587		Cascades, Inc.	93,533	0.1
2,600	@	Cathedral Energy Services Ltd.	2,085	0.0
19,480	@	Celestica, Inc.	231,557	0.1
14,190	@	Cipher Pharmaceuticals, Inc.	61,574	0.0
4,282		Cogeco Communications, Inc.	299,148	0.2
2,025		Cogeco, Inc.	124,058	0.1
1,380	@	Dream Office Real Estate Investment Trust	22,043	0.0
4,100		Empire Co. Ltd.	66,626	0.0
33,904		Enerflex Ltd.	468,823	0.2
80,189		Entertainment One Ltd.	252,548	0.1
65,846	@	Gran Tierra Energy, Inc.	154,745	0.1
1,100		Guardian Capital Group Ltd.	23,822	0.0
44,557		High Arctic Energy Services, Inc.	134,377	0.1
10,400		High Liner Foods, Inc.	141,392	0.1
28,097		HudBay Minerals, Inc.	218,150	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
46,771	@	Iamgold Corp.	$252,471	0.1
1,532		Information Services Corp.	22,991	0.0
31,573	@	Interfor Corp.	491,544	0.2
10,700		Just Energy Group, Inc.	57,416	0.0
300		Lassonde Industries, Inc.	57,702	0.0
5,726		Laurentian Bank of Canada	248,789	0.1
400		Leon's Furniture Ltd.	5,788	0.0
15,200		Maple Leaf Foods Inc.	420,126	0.2
45,000		Martinrea International, Inc.	363,465	0.2
600		Morguard Corp.	82,785	0.1
1,636		Morguard North American Residential Real Estate Investment Trust	19,683	0.0
5,056	@	Net 1 UEPS Technologies, Inc.	48,942	0.0
156,000		Nexteer Automotive Group Ltd.	268,767	0.2
30,504		North American Energy Partners, Inc.	129,642	0.1
35,179	@,L	Painted Pony Energy Ltd.	128,385	0.1
34,584	@	Parex Resources, Inc.	425,521	0.2
4,870		Premium Brands Holdings Corp.	351,671	0.2
18,500		Reitmans Canada Ltd.	67,812	0.0
11,789		Russel Metals, Inc.	235,827	0.1
100	@	Senvest Capital, Inc.	16,305	0.0
183		Stuart Olson, Inc.	781	0.0
21,000		Supremex, Inc.	75,460	0.0
118,748	@	Tamarack Valley Energy Ltd.	222,876	0.1
105,557	@	Taseko Mines Ltd.	160,447	0.1
23,056	@	Tembec, Inc.	83,958	0.1
17,200	L	Torstar Corp.	20,142	0.0
54,139		Transcontinental, Inc.	1,103,841	0.5
6,128		Tree Island Steel Ltd.	18,186	0.0
31,248		Tricon Capital Group, Inc.	263,167	0.1
56,296	@	Trinidad Drilling Ltd.	80,826	0.0
3,900		Wajax Corp.	73,355	0.0
21,488		West Fraser Timber Co., Ltd.	1,141,833	0.6
497		WestJet Airlines Ltd.	9,906	0.0
5,714		WSP Global, Inc.	231,952	0.1
12,100		ZCL Composites, Inc.	128,886	0.1
			11,872,470	5.8

		China: 1.3%
121,500		Asia Cement China Holdings Corp.	41,033	0.0
34,000	@	Baoye Group Co. Ltd.	26,379	0.0
189,500		BYD Electronic International Co. Ltd.	478,021	0.2
272,000		China Metal International Holdings, Inc.	102,695	0.1
155,000		China Sunshine Paper Holdings Co. Ltd.	41,871	0.0
19,022		China Yuchai International Ltd.	429,517	0.2
741	@	CKH Food & Health Ltd.	798	0.0
54,000		Dutech Holdings Ltd.	14,345	0.0
150,000		Harbin Electric Co. Ltd.	82,860	0.0
31,000		Hisense Kelon Electrical Holdings Co. Ltd.	44,314	0.0
210,000		Hopefluent Group Holdings Ltd.	85,963	0.1
115,500		Kingboard Chemicals Holdings	519,996	0.3
88,000	@	RREEF China Commercial Trust	–	–
163,000		Sinotruk Hong Kong Ltd.	170,914	0.1
116,000		Ten Pao Group Holdings Ltd.	31,446	0.0
112,500	#,@	Wuxi Biologics Cayman, Inc.	504,110	0.3
86,000	@	Xingfa Aluminium Holdings Ltd.	63,193	0.0
			2,637,455	1.3

		Cyprus: 0.0%
4,349		Globaltrans Investment PLC GDR	33,531	0.0

		Denmark: 0.8%
75,259		Columbus A/S	162,923	0.1
10,722		GN Store Nord	326,122	0.2
1,780	@	H+H International A/S	30,459	0.0
416		Harboes Bryggeri A/S	7,880	0.0
3,502		Jyske Bank	219,493	0.1
2,662	@	NKT Holding A/S	233,842	0.1
3,038		Parken Sport & Entertainment A/S	41,919	0.0
612		Per Aarsleff Holding A/S	15,265	0.0
7,316		Royal Unibrew A/S	364,504	0.2
1,383		Schouw & Co.	151,865	0.1
299		SP Group A/S	54,115	0.0
4,574		Sparekassen Sjaelland-Fyn AS	94,651	0.0
			1,703,038	0.8

		Finland: 0.6%
3,392		Atria PLC	45,375	0.0
16,456		Cramo PLC	472,086	0.2
10,269		Finnair OYJ	111,231	0.1
16,552	L	F-Secure Oyj	75,199	0.1
26,740		HKScan OYJ	95,597	0.0
694		Vaisala OYJ	33,377	0.0
17,644		Valmet OYJ	321,622	0.2
			1,154,487	0.6

		France: 7.7%
8,401		Actia Group	88,113	0.1
39,660	@	Air France-KLM	536,994	0.3
4,213		Altamir	83,837	0.1
4,357		Alten Ltd.	376,152	0.2
6,656	#,@	Amundi SA	514,788	0.2
896		ARGAN SA	38,163	0.0
6,785	@	Arkema SA	772,371	0.4
1,348		Assystem	51,671	0.0
4,022		AST Groupe SA	42,327	0.0
7,439	@	Atos SE	1,130,989	0.5
1,028		Axway Software SA	29,523	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
766		Bastide le Confort Medical	$35,818	0.0
5,195		Beneteau SA	89,265	0.1
1,451		Boiron SA	135,926	0.1
500		Savencia SA	49,729	0.0
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	38,853	0.0
7,278		CBO Territoria	31,964	0.0
2,308		Cie des Alpes	75,382	0.0
3,870	@	Criteo SA ADR	195,822	0.1
523		Delta Plus Group	57,579	0.0
40,724		Derichebourg SA	356,777	0.2
1,435		Devoteam SA	130,362	0.1
7,492		Edenred	196,948	0.1
4,355	@	Eiffage SA	421,849	0.2
8,972	#,@	Elior Group	238,143	0.1
5,352		Eurazeo SA	436,853	0.2
1,680	@	Eurofins Scientific SE	935,840	0.5
5,024	@	Faurecia	278,972	0.1
1,559		Groupe Crit	149,489	0.1
562		Groupe Open	16,765	0.0
525	@	Groupe Partouche SA	20,174	0.0
2,856		HighCo	18,291	0.0
4,229	@	ID Logistics Group	683,357	0.3
6,482	@	Imerys SA	561,887	0.3
762		Infotel SA	41,345	0.0
19,195	@,L	Innate Pharma SA	246,139	0.1
5,659	@	Ipsen SA	724,320	0.4
148		LDC SA	19,041	0.0
1,992		Lectra	57,302	0.0
1,669		Linedata Services	97,207	0.1
25,467	#	Maisons du Monde SA	944,077	0.5
380		Manutan International	39,046	0.0
5,861		Mersen SA	216,681	0.1
7,980		MGI Coutier	320,973	0.2
9,170	@	Nexity	491,840	0.2
6,120		Plastivaloire	157,285	0.1
336		PSB Industries SA	21,212	0.0
5,901		SCOR SE	248,879	0.1
1,344		SEB SA	239,103	0.1
267		Societe Fonciere Lyonnaise SA	17,858	0.0
728		Societe Marseillaise du Tunnel Prado-Carenage SA	16,076	0.0
17,918	@	Societe Television Francaise (T.F.1)	262,169	0.1
1,286		Synergie SA	60,925	0.0
4,153		Tarkett SA	171,941	0.1
5,370		Teleperformance	748,214	0.4
106		Total Gabon	16,755	0.0
23,859	@	UbiSoft Entertainment	1,509,686	0.7
451		Vetoquinol SA	28,029	0.0
2,135	@	Virbac SA	381,006	0.2
229		Voyageurs du Monde	23,731	0.0
			15,921,813	7.7

		Germany: 6.0%
5,155		Aareal Bank AG	215,007	0.1
2,360		Accentro Real Estate AG	25,521	0.0
22,756		Alstria Office REIT-AG	333,947	0.2
7,260		Amadeus Fire AG	670,584	0.3
2,670	@,L	Aumann AG	177,820	0.1
4,036		Bechtle AG	290,515	0.1
3,322		Berentzen-Gruppe AG	44,065	0.0
446		Bijou Brigitte AG	30,886	0.0
6,338		Carl Zeiss Meditec AG	339,358	0.2
920		CENIT AG	25,580	0.0
3,589		CENTROTEC Sustainable AG	79,430	0.0
6,864		Cewe Stiftung & Co. KGAA	607,390	0.3
43,125		Deutz AG	320,151	0.2
4,728	@	Dialog Semiconductor PLC	206,032	0.1
5,745		Duerr AG	699,950	0.3
156		Eckert & Ziegler AG	6,615	0.0
3,487		Elmos Semiconductor AG	85,005	0.0
47,868	@	Evotec AG	689,768	0.3
1,131	@,L	First Sensor AG	18,577	0.0
9,593		Francotyp-Postalia Holding AG	63,458	0.1
13,063		Fraport AG Frankfurt Airport Services Worldwide	1,308,112	0.6
7,091		Freenet AG	239,355	0.1
329		FRoSTA AG	26,484	0.0
2,412		Gerresheimer AG	199,057	0.1
385	@	GK Software AG	45,781	0.0
5,825		HAEMATO AG	41,456	0.0
13,130		Kloeckner & Co. SE	145,169	0.1
1,106		Koenig & Bauer AG	86,642	0.1
11,702	@	Kontron AG	48,180	0.0
2,515		Krones AG	312,912	0.2
4,241		Lanxess	327,039	0.2
1,905		MTU Aero Engines Holding AG	279,184	0.1
932		MVV Energie AG	24,664	0.0
726		OHB Technology AG	26,019	0.0
13,967	@	Patrizia Immobilien AG	252,303	0.1
1,578		PSI Software AG	29,272	0.0
42,914		SAF-Holland SA	758,256	0.4
10,187	@	Siltronic AG	1,107,749	0.5
5,906		STRATEC Biomedical AG	361,239	0.2
25,612		TAG Immobilien AG	420,263	0.2
2,356		Technotrans AG	115,905	0.1
21,973	@,L	Trivago NV ADR	467,366	0.3
7,535		VERBIO Vereinigte BioEnergie AG	85,685	0.1
5,685	L	VTG AG	285,008	0.1
4,749		Wirecard AG	363,433	0.2
			12,286,192	6.0

		Hong Kong: 2.3%
2,000		Allied Group Ltd.	12,168	0.0
236,000		Allied Properties HK Ltd	51,610	0.0
346,000		Bossini International Holdings Ltd	20,377	0.0
126,000		Cathay Pacific Airways Ltd.	197,412	0.1
2,802,920	@	China Billion Resources Ltd.	7,895	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
87,913	@	S&C Engine Group Ltd.	$82,850	0.1
210,000		China Overseas Grand Oceans Group Ltd.	123,082	0.1
204,000		CNT Group Ltd.	12,798	0.0
200,000		Computime Group Ltd.	38,213	0.0
507,500	@	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	25,565	0.0
150,000		Eagle Nice International Holdings Ltd.	61,984	0.0
94,000		EcoGreen International Group Ltd.	19,376	0.0
558,000		Emperor International Holdings Ltd.	215,630	0.1
42,000	@	eSun Holdings Ltd.	5,268	0.0
814,000		Fountain SET Hldgs	107,263	0.1
152,000		Get Nice Financial Group Ltd.	24,887	0.0
566,000		Get Nice Holdings Ltd.	20,268	0.0
102,000		Guangnan Holdings Ltd.	14,103	0.0
138,944		Hanison Construction Holdings Ltd.	27,183	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,672	0.0
238,000		Hop Fung Group Holdings Ltd.	33,487	0.0
190,000		Hung Hing Printing Group Ltd.	40,353	0.0
50,000		I.T LTD	24,943	0.0
167,000	@	I-CABLE Communications Ltd.	11,530	0.0
130,000		Inspur International Ltd.	29,126	0.0
166,000		Ju Teng International Holdings Ltd.	66,889	0.0
523,000		K Wah International Holdings Ltd.	314,307	0.2
56,000		Kingmaker Footwear Holdings Ltd.	16,478	0.0
2,660,000		Lai Fung Holdings Ltd.	81,649	0.1
928,000		Lai Sun Development Co. Ltd.	34,406	0.0
3,000		Lippo Ltd.	1,805	0.0
6,000		Liu Chong Hing Investment Ltd.	9,920	0.0
52,000		Lung Kee Bermuda Holdings	24,155	0.0
649,600		Man Wah Holdings Ltd.	560,735	0.3
118,000		Ming Fai International Holdings Ltd	18,570	0.0
23,000	@	Neptune Group Ltd.	986	0.0
54,000		Overseas Chinese Town Asia Holdings Ltd.	26,255	0.0
278,000	@	Pacific Andes International Holdings Ltd.	–	–
20,000		PC Partner Group Ltd.	5,067	0.0
484,000		Pico Far East Holdings Ltd.	199,529	0.1
720,000		Playmates Holdings Ltd.	102,320	0.1
270,000		Rivera Holdings Ltd.	20,049	0.0
544,000		Road King Infrastructure	715,590	0.4
562,000	@	Sinolink Worldwide Holdings	77,632	0.0
15,500		Soundwill Holdings Ltd.	38,852	0.0
86,000		Sun Hung Kai & Co. Ltd.	56,793	0.0
150,000		Tang Palace China Holdings Ltd.	75,088	0.1
189,000		Tao Heung Holdings Ltd.	39,199	0.0
46,000		Tomson Group Ltd.	23,658	0.0
1,500,000		Tongda Group Holdings Ltd.	435,121	0.2
100,000		TPV Technology Ltd.	23,386	0.0
350,000		Value Partners Group Ltd.	325,191	0.2
33,220		Valuetronics Holdings Ltd.	19,849	0.0
31,000		Varitronix International Ltd.	16,552	0.0
216,000		Vedan International Holdings Ltd.	25,442	0.0
436,400		VST Holdings Ltd.	116,391	0.1
140,000		Wuling Motors Holdings Ltd.	12,888	0.0
			4,703,795	2.3

		India: 0.2%
8,717	@	Andhra Sugars Ltd./The	46,607	0.0
11,730		Chennai Petroleum Corp. Ltd.	70,758	0.0
87,646	@	Corp Bank	69,214	0.0
25,620	@	Geodesic Ltd.	–	–
1,194		ION Exchange India Ltd.	10,649	0.0
3,339	@	OCL India Ltd.	64,299	0.1
7,439		Polyplex Corp. Ltd.	53,521	0.0
874		Sharda Motor Industries Ltd.	35,982	0.0
21,379	@	Varun Industries Ltd.	–	–
35,487		West Coast Paper Mills Ltd.	111,435	0.1
			462,465	0.2

		Indonesia: 0.2%
1,280,800		Bank Bukopin Tbk	57,161	0.1
398,900	@	Bank Pan Indonesia Tbk PT	32,473	0.0
904,000		Erajaya Swasembada Tbk PT	43,403	0.0
3,367,000		Gajah Tunggal Tbk PT	242,425	0.1
61,300		Indah Kiat Pulp and Paper Corp. Tbk PT	12,744	0.0
82,900	@	Petrosea Tbk PT	6,067	0.0
4,480		Sunway Construction Group Bhd	2,229	0.0
			396,502	0.2

		Ireland: 0.6%
16,141	@	Avadel Pharmaceuticals PLC ADR	149,789	0.1
235,103	@	Cairn Homes PLC	435,561	0.2
20,737		Grafton Group Plc	210,023	0.1
43,669		UDG Healthcare PLC	487,548	0.2
			1,282,921	0.6

		Israel: 0.9%
2,769		Africa Israel Residences Ltd.	52,157	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: (continued)
3,252		Albaad Massuot Yitzhak Ltd.	$52,902	0.0
27,258		Ashdar Building Co. Ltd.	20,000	0.0
8,943		Ashtrom Group Ltd.	29,657	0.0
6,603		Ashtrom Properties Ltd.	28,952	0.0
4,947		Aspen Group Ltd.	9,654	0.0
11,628		Babylon Ltd.	6,259	0.0
78,012	@	Ceragon Networks Ltd.	182,548	0.1
3,002		Danel Adir Yeoshua Ltd.	139,065	0.1
4,411		Dor Alon Energy in Israel 1988 Ltd.	72,942	0.1
24,750		Electra Consumer Products 1970 Ltd.	485,345	0.2
3,487		FIBI Holdings Ltd.	79,134	0.1
487		Isras Investment Co. Ltd.	55,479	0.0
4,966		Kerur Holdings Ltd.	140,422	0.1
693		Klil Industries Ltd.	77,807	0.1
6,699		Meitav DS Investments Ltd.	26,643	0.0
9,839	@	Naphtha Israel Petroleum Corp. Ltd.	66,916	0.0
3,691		Norstar Holdings, Inc.	66,436	0.0
2,516		Palram Industries 1990 Ltd.	16,956	0.0
6,265		Scope Metals Group Ltd.	175,331	0.1
			1,784,605	0.9

		Italy: 5.6%
219,476		A2A SpA	373,354	0.2
38,543		Amplifon S.p.A.	552,467	0.3
86,486	#	Anima Holding SpA	701,877	0.3
18,469	@	Arnoldo Mondadori Editore SpA	38,524	0.0
9,304		Ascopiave SpA	38,153	0.0
60,054		Autogrill S.p.A.	713,026	0.3
22,817		Autostrada Torino-Milano S.p.A.	498,347	0.3
10,596		Azimut Holding S.p.A.	237,406	0.1
11,206		Biesse S.p.A.	427,047	0.2
52,698		Brembo SpA	810,361	0.4
20,592		Brunello Cucinelli SpA	604,897	0.3
8,283		Buzzi Unicem SpA	209,778	0.1
7,618		Caltagirone SpA	23,321	0.0
21,790		Cattolica di Assicurazioni SCRL	188,432	0.1
2,661		Cembre SpA	66,026	0.0
47,935		Cerved Information Solutions SpA	549,749	0.3
54,102		Cofide SpA	36,352	0.0
13,424		Danieli & Co. Officine Meccaniche S.p.A.	345,790	0.2
3,698		DiaSorin SpA	322,531	0.2
24,073		Digital Bros SpA	378,699	0.2
1,676		El.En. SpA	49,184	0.0
5,601	@	Elica SpA	11,862	0.0
15,292		Emak SpA	28,602	0.0
15,810		ERG S.p.A.	226,087	0.1
49,041		FinecoBank Banca Fineco SpA	429,810	0.2
4,162		Gruppo MutuiOnline SpA	66,662	0.0
147,504	#	Infrastrutture Wireless Italiane SpA	951,650	0.5
9,893		Interpump SpA	301,006	0.1
15,834		Iren SpA	40,300	0.0
57,691	@	Juventus Football Club SpA	40,464	0.0
24,267	L	Maire Tecnimont SpA	136,143	0.1
22,008		Moncler SpA	591,008	0.3
72,289	#	OVS SpA	546,829	0.3
1,910		Prima Industrie SpA	59,525	0.0
103,261		Reno de Medici SpA	52,271	0.0
8,011		Sabaf SpA	144,569	0.1
22,809		Salvatore Ferragamo Italia SpA	661,146	0.3
13,272		Saras S.p.A.	30,538	0.0
15,528		Servizi Italia SpA	80,145	0.1
10,455		Tecnoinvestimenti Spa	63,476	0.0
			11,627,414	5.6

		Japan: 24.3%
10,200		Adastria Co. Ltd.	254,806	0.1
1,000		Aichi Bank Ltd.	55,631	0.0
600		Aichi Tokei Denki Co., Ltd.	20,601	0.0
5,650		Ain Holdings, Inc.	407,206	0.2
2,500		Alpha Systems, Inc.	48,590	0.0
30,100		Alps Electric Co., Ltd.	818,517	0.4
800		Anabuki Kosan, Inc.	21,296	0.0
1,900		Arakawa Chemical Industries Ltd.	33,382	0.0
500		Arata Corp.	17,680	0.0
19,400		Asahi Intecc Co. Ltd.	871,163	0.4
1,400		ASKA Pharmaceutical Co., Ltd.	20,954	0.0
2,100		Ateam, Inc.	53,810	0.0
1,500		Avant Corp.	21,647	0.0
700		Axyz Co. Ltd.	20,953	0.0
6,000		Bando Chemical Industries Ltd.	61,391	0.0
17,000		Bank of Kochi Ltd.	19,412	0.0
800		Biofermin Pharmaceutical Co. Ltd.	22,197	0.0
2,800		Chori Co., Ltd.	51,890	0.0
11,800		Chubu Shiryo Co., Ltd.	170,197	0.1
6,000		Chuo Spring Co., Ltd.	19,841	0.0
21,800		CKD Corp.	365,246	0.2
2,500		Corona Corp.	26,225	0.0
5,600		Cosmos Initia Co. Ltd.	22,491	0.0
5,400		CTI Engineering Co., Ltd.	53,969	0.0
8,000		Daido Kogyo Co., Ltd.	24,431	0.0
9,800		Daifuku Co., Ltd.	338,452	0.2
2,700		Daihatsu Diesel Manufacturing Co., Ltd.	17,485	0.0
39,000		Daihen Corp.	347,678	0.2
66,000		Daikyo, Inc.	138,244	0.1
74,700		Daikyonishikawa Corp.	1,115,698	0.5
2,700		Dainichi Co., Ltd.	20,114	0.0
1,600		Daishinku Corp.	26,974	0.0
28,600		Daiwa Industries Ltd.	326,175	0.2
19,800		DCM Holdings Co., Ltd.	172,426	0.1
53,000		Denka Co., Ltd.	294,342	0.2
6,000		Diamond Dining Co. Ltd.	133,982	0.1
19,500		Dip Corp.	411,367	0.2
2,830		Disco Corp.	501,573	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
8,600		DKK-Toa Corp.	$55,031	0.0
46,900		DMG Mori Co. Ltd.	778,006	0.4
18,000		Doutor Nichires Holdings Co., Ltd.	397,816	0.2
24,000		Dowa Holdings Co., Ltd.	193,761	0.1
14,091		DTS Corp.	430,156	0.2
2,100		Dunlop Sports Co. Ltd.	21,422	0.0
100	@	Duskin Co., Ltd.	2,682	0.0
23,200		EPS Holdings, Inc.	380,489	0.2
4,500		Excel Co., Ltd.	58,596	0.0
10,100		Ezaki Glico Co., Ltd.	531,064	0.3
2,200		Falco Holdings Co. Ltd.	30,789	0.0
52,000		Ferrotec Corp.	771,627	0.4
146,200		FIDEA Holdings Co., Ltd.	239,702	0.1
18,300		FJ Next Co. Ltd.	147,350	0.1
10,027		Fuji Soft, Inc.	287,757	0.1
7,900		Fujikura Kasei Co., Ltd.	46,446	0.0
22,800		Fujikura Ltd.	191,959	0.1
12,500		Fujitsu Frontech Ltd.	238,073	0.1
2,200		FuKoKu Co. Ltd.	20,861	0.0
500		Fukuda Denshi Co., Ltd.	37,190	0.0
2,000		Furusato Industries Ltd.	31,836	0.0
1,400		Fuso Pharmaceutical Industries Ltd.	35,240	0.0
18,600		Future Corp.	150,445	0.1
8,400		G-7 Holdings, Inc.	176,684	0.1
3,300		GL Sciences, Inc.	40,277	0.0
500		GMO Cloud K.K.	18,074	0.0
7,400		Grandy House Corp.	29,181	0.0
24,900		H2O Retailing Corp.	407,442	0.2
3,900		Haruyama Trading Co., Ltd.	36,012	0.0
29,700		Hitachi Metals Ltd.	413,367	0.2
6,000		Hokko Chemical Industry Co. Ltd.	32,715	0.0
3,900		Horiba Ltd.	238,898	0.1
1,000		Hosokawa Micron Corp.	48,584	0.0
103,200		Ichigo, Inc.	315,203	0.2
242,000	@	IHI Corp.	797,619	0.4
9,800		IJT Technology Holdings Co. Ltd.	55,413	0.0
1,800		I-Net Corp.	20,817	0.0
21,300		Infocom Corp.	521,109	0.3
9,800		TIS, Inc.	296,253	0.2
400		Itochu-Shokuhin Co., Ltd.	16,613	0.0
62,100		Itoham Yonekyu Holdings, Inc.	577,589	0.3
12,000		Iwasaki Electric Co., Ltd.	23,202	0.0
16,300	L	Jamco Corp.	413,194	0.2
367		Japan Hotel REIT Investment Corp.	265,302	0.1
7,100		JBCC Holdings, Inc.	59,792	0.0
1,000		JFE Systems, Inc.	24,037	0.0
7,700		Juki Corp.	116,479	0.1
1,800		Kaga Electronics Co., Ltd.	39,704	0.0
700		Kamei Corp.	10,005	0.0
9,200		Kanamoto Co., Ltd.	329,813	0.2
303,000		Kanematsu Corp.	662,154	0.3
1,200		Kawasumi Laboratories, Inc.	7,621	0.0
4,700		Keihanshin Building Co. Ltd.	29,746	0.0
99,100		Kenedix, Inc.	507,366	0.3
5,700		King Co. Ltd.	21,567	0.0
12,000	@	KNT-CT Holdings Co., Ltd.	20,084	0.0
1,700		Kita-Nippon Bank Ltd.	48,752	0.0
1,000		Kitano Construction Corp.	3,463	0.0
34,100	@	Kobe Steel Ltd.	426,523	0.2
2,200		Komaihal Tec, Inc.	45,312	0.0
14,000		Kurabo Industries Ltd.	36,334	0.0
20,000		Kyodo Printing Co., Ltd.	69,993	0.0
8,300		Kyowa Leather Cloth Co., Ltd.	71,598	0.0
21,582		Kyudenko Corp.	814,020	0.4
3,300		Kyushu Leasing Service Co. Ltd.	25,429	0.0
10,900		Macromill, Inc.	246,710	0.1
31,000		Maeda Corp.	374,815	0.2
2,600		Mainichi Comnet Co. Ltd.	18,828	0.0
5,500		Mandom Corp.	304,008	0.2
4,000		Marudai Food Co., Ltd.	18,972	0.0
1,000		Maruhachi Holdings Co. Ltd.	7,545	0.0
5,800		Matsumotokiyoshi Holdings Co., Ltd.	357,661	0.2
10,500		Meiji Shipping Co., Ltd.	38,568	0.0
5,900		Meiwa Corp.	23,410	0.0
2,600		Meiwa Estate Co., Ltd.	19,306	0.0
1,100		Mie Bank Ltd.	24,627	0.0
13,300		Minebea Co., Ltd.	219,122	0.1
39,500		Mito Securities Co., Ltd.	109,813	0.1
3,800		Mitsubishi Materials Corp.	127,658	0.1
9,000		Mitsui Home Co., Ltd.	61,368	0.0
19,500		Miura Co., Ltd.	394,562	0.2
7,900		Morinaga & Co., Ltd.	452,776	0.2
4,000		Morishita Jintan Co. Ltd.	21,796	0.0
2,000		Murakami Corp.	43,063	0.0
6,500		Musashi Seimitsu Industry Co., Ltd.	180,984	0.1
700		Nafco Co., Ltd.	11,100	0.0
1,500		Nagano Bank Ltd.	26,769	0.0
15,800		Nakano Corp.	86,711	0.0
900		NDS Co. Ltd.	26,001	0.0
2,000		Nichiha Corp.	74,290	0.0
10,073		Nichireki Co., Ltd.	121,874	0.1
3,800		Nichirin Co. Ltd.	84,849	0.0
75		Nippon Accommodations Fund, Inc.	311,579	0.2
1,000		Nippon Beet Sugar Manufacturing Co., Ltd.	19,559	0.0
34,000		Nippon Chemi-Con Corp.	137,354	0.1
900		Nippon Chemiphar Co., Ltd.	42,285	0.0
18,800		Nippon Filcon Co., Ltd./Tokyo	101,753	0.1
10,000		Nippon Seisen Co., Ltd.	74,312	0.0
18,000		Nippon Shinyaku Co., Ltd.	1,136,064	0.6
7,900		Nippon Shokubai Co., Ltd.	516,827	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
35,300		Nippon Suisan Kaisha Ltd.	$206,013	0.1
253,000	@	Nippon Yusen KK	482,975	0.2
166,000		Niraku GC Holdings, Inc.	19,080	0.0
6,300	L	Nissha Printing Co., Ltd.	172,382	0.1
13,000		Nisshin Fudosan Co.	72,460	0.0
9,000		Nittetsu Mining Co., Ltd.	505,141	0.3
8,000		Nitto Seiko Co., Ltd.	39,356	0.0
3,400		NJS Co. Ltd.	41,665	0.1
1,600		Noritake Co., Ltd.	61,334	0.0
85,100		North Pacific Bank Ltd.	285,272	0.1
2,000		Nozawa Corp.	25,755	0.0
12,200		NS Solutions Corp.	256,851	0.1
37,000		Oenon Holdings, Inc.	91,939	0.1
22,000		Oita Bank Ltd.	82,900	0.0
8,000		Okura Industrial Co., Ltd.	51,718	0.0
4,000		Onoken Co., Ltd.	66,522	0.0
10,200		Open House Co. Ltd.	337,592	0.2
5,000		Origin Electric Co. Ltd.	14,188	0.0
6,500		Outsourcing, Inc.	324,690	0.2
10,500		Paltac Corp.	380,965	0.2
3,900		PAPYLESS Co. Ltd.	110,783	0.1
13,000		Parker Corp.	67,827	0.0
1,500		PCA Corp.	20,913	0.0
41,100		Penta-Ocean Construction Co., Ltd.	244,835	0.1
6,800	@	PeptiDream, Inc.	213,663	0.1
16,400		Poletowin Pitcrew Holdings, Inc.	218,637	0.1
1,100		Pro-Ship, Inc.	18,319	0.0
9,000		Rhythm Watch Co. Ltd.	19,193	0.0
23,800		Round One Corp.	254,184	0.1
45,000		Ryobi Ltd.	212,811	0.1
400		S&B Foods, Inc.	25,072	0.0
7,000		Saizeriya Co., Ltd.	203,642	0.1
11,000		Sakai Heavy Industries Ltd.	34,001	0.0
3,200		San Holdings, Inc.	66,478	0.0
16,282		San-Ai Oil Co., Ltd.	165,428	0.1
3,200		Sanko Metal Industrial Co. Ltd.	96,411	0.1
4,000		Sankyo Frontier Co. Ltd.	52,426	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	14,397	0.0
105,200		Sanwa Holdings Corp.	1,139,171	0.6
33,000		Saxa Holdings, Inc.	67,293	0.0
45,300		Scroll Corp.	158,249	0.1
21,700		Seikitokyu Kogyo Co., Ltd.	117,665	0.1
25,000		Seino Holdings Corp.	336,622	0.2
1,200		Senshu Electric Co. Ltd	24,152	0.0
68,000		Shiga Bank Ltd.	360,376	0.2
1,800		Shimojima Co., Ltd.	18,134	0.0
162,000		Shinsei Bank Ltd.	267,017	0.1
21,600		Shinsho Corp.	571,643	0.3
7,800		Ship Healthcare Holdings, Inc.	239,384	0.1
1,700		Shofu, Inc.	20,379	0.0
9,500		Softcreate Holdings Corp.	125,105	0.1
4,400		Soken Chemical & Engineering Co. Ltd.	61,777	0.0
1,200		Space Co. Ltd.	16,087	0.0
1,100		SPK Corp.	29,151	0.0
500		Star Flyer, Inc.	19,956	0.0
10,300		Starts Corp., Inc.	269,134	0.1
1,800		Step Co. Ltd.	23,842	0.0
18,600		SCSK Corp.	784,924	0.4
43,000		Sumitomo Bakelite Co., Ltd.	312,380	0.2
22,300		Sumitomo Forestry Co., Ltd.	341,358	0.2
30,400		Sun Frontier Fudousan Co., Ltd.	324,434	0.2
4,200		Tachikawa Corp.	48,921	0.0
161,000		Taiheiyo Cement Corp.	604,117	0.3
23,000		Taiko Bank Ltd.	48,963	0.0
1,500		Takano Co., Ltd.	15,957	0.0
63,700	L	Takara Leben Co., Ltd.	292,218	0.1
100		Takara Printing Co., Ltd.	1,488	0.0
12,200		Takasago Thermal Engineering Co., Ltd.	203,625	0.1
10,100		Tatsuta Electric Wire and Cable Co., Ltd.	64,751	0.0
11,000		Tayca Corp.	97,291	0.1
20,000		Teijin Ltd.	400,988	0.2
40,800		Temp Holdings Co., Ltd.	773,560	0.4
15,900		Tenma Corp.	320,866	0.2
4,400		Tigers Polymer Corp.	29,620	0.0
152,000		TOA Road Corp.	628,100	0.3
46,000		Tochigi Bank Ltd.	187,179	0.1
31,000		Toda Corp.	213,116	0.1
20,000		Togami Electric Manufacturing Co. Ltd.	87,746	0.1
10,490		Tokyo Ohka Kogyo Co., Ltd.	341,468	0.2
14,400		Tokyo Sangyo Co. Ltd.	59,897	0.0
9,400		Tokyo Seimitsu Co., Ltd.	326,051	0.2
88,600		Tokyo Steel Manufacturing Co., Ltd.	759,495	0.4
99,000		Tokyo Tekko Co., Ltd.	407,478	0.2
4,821		Tokyo TY Financial Group, Inc.	128,304	0.1
10,000		Tomoku Co., Ltd.	35,361	0.0
34,000		Tonami Holdings Co., Ltd.	133,680	0.1
58,700		Nissan Tokyo Sales Holdings Co., Ltd.	222,768	0.1
30,000		Toshiba Tec Corp.	166,054	0.1
48,000		Towa Bank Ltd.	53,461	0.0
15,800		Toyo Kohan Co., Ltd.	69,452	0.0
20,200		Toyo Machinery & Metal Co., Ltd.	145,924	0.1
29,000		Toyo Tire & Rubber Co., Ltd.	595,270	0.3
31,000		Tsubakimoto Chain Co.	263,018	0.1
12,000		Tsubakimoto Kogyo Co., Ltd.	55,115	0.0
5,200		Uchida Yoko Co., Ltd.	129,469	0.1
4,100		Ulvac, Inc.	219,824	0.1
2,400		UNIRITA, Inc.	38,027	0.0
12,700	@	UT Group Co. Ltd.	228,003	0.1
13,200	L	Utoc Corp.	53,400	0.0
3,300		Warabeya Nichiyo Co., Ltd.	89,103	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,300		Waseda Academy Co., Ltd.	$20,433	0.0
10,304		Watabe Wedding Corp.	50,930	0.0
2,100		Watahan & Co. Ltd.	44,285	0.0
21,600	L	W-Scope Corp.	458,572	0.2
7,200		Yamato Kogyo Co., Ltd.	201,819	0.1
13,400		Yamazen Corp.	137,567	0.1
57,900		Yuasa Trading Co., Ltd.	1,855,143	0.9
2,100		Yushiro Chemical Industry Co., Ltd.	28,591	0.0
26,200		Zenkoku Hosho Co. Ltd.	1,126,673	0.6
1,900		Zero Co. Ltd.	29,923	0.0
			50,035,708	24.3

		Liechtenstein: 0.0%
473		Liechtensteinische Landesbank AG	23,920	0.0
592		VP Bank AG	74,570	0.0
			98,490	0.0

		Luxembourg: 0.8%
231,500		L'Occitane International SA	535,758	0.3
20,415		Reinet Investments SCA	435,010	0.2
6,457		Stabilus SA	537,204	0.2
4,527		Ternium SA ADR	138,526	0.1
			1,646,498	0.8

		Malaysia: 0.3%
57,500		Affin Holdings Bhd	34,515	0.0
4,300		Batu Kawan Bhd	19,072	0.0
66,800	@	Hengyuan Refining Co. Bhd	122,584	0.1
128,700		I-Bhd	17,581	0.0
247,200	@	KSL Holdings BHD	71,016	0.1
72,450		Kumpulan Fima BHD	31,972	0.0
192,523	@	Lion Industries Corp. Bhd	51,693	0.0
2,100		Malaysian Pacific Industries Bhd	6,958	0.0
80,200		MKH Bhd	42,146	0.0
42,000	@	MNRB Holdings Bhd	24,622	0.0
68,700		Tambun Indah Land Bhd	21,341	0.0
27,200		TASCO Bhd	16,136	0.0
25,600		Tong Herr Resources Bhd	21,327	0.0
85,918		Tropicana Corp. Bhd	19,265	0.0
122,100		Uchi Technologies Bhd	53,614	0.1
103,100		WTK Holdings Bhd	20,830	0.0
			574,672	0.3

		Marshall Islands: 0.0%
3,841	@	Tanker Investments Ltd.	21,347	0.0

		Mexico: 0.1%
158,993	@	Grupo Famsa SAB de CV	91,810	0.1
5,584		Rassini SAB de CV	26,658	0.0
			118,468	0.1

		Netherlands: 2.4%
723		Accell Group	22,048	0.0
16,735		Advanced Metallurgical Group NV	577,692	0.3
3,581		ASM International NV	215,496	0.1
8,314		ASR Nederland NV	314,454	0.2
13,754		BE Semiconductor Industries NV	894,675	0.4
9,599	#,@	Euronext NV	560,960	0.3
12,340		IMCD Group NV	691,472	0.4
26,076	#	Intertrust NV	447,750	0.2
4,632	@	KAS Bank NV	53,463	0.0
1,419		Kendrion NV	60,535	0.0
11,332		Ordina NV	21,195	0.0
9,254	#	Philips Lighting NV	351,694	0.2
12,292	#	Refresco Group NV	240,170	0.1
478,561	@,L	SNS Reaal NV	–	–
4,774		TKH Group NV	291,986	0.1
38,021		Post NL	179,964	0.1
			4,923,554	2.4

		New Zealand: 0.3%
5,900		Gentrack Group Ltd.	22,110	0.0
9,568		Hallenstein Glasson Holdings Ltd.	22,275	0.0
10,892		Kathmandu Holdings Ltd.	18,576	0.0
136,059		PGG Wrightson Ltd.	59,265	0.0
96,665		Summerset Group Holdings Ltd.	352,125	0.2
20,155		Tourism Holdings Ltd.	64,784	0.1
			539,135	0.3

		Norway: 1.5%
89,215		Subsea 7 SA	1,321,977	0.6
1,408		Aker ASA	53,318	0.0
4,802		Atea ASA	58,879	0.0
8,720		Bonheur ASA	89,971	0.1
43,515	L	Kongsberg Gruppen ASA	739,984	0.4
51,237	@	Kvaerner ASA	74,785	0.0
9,038		Odfjell ASA	34,024	0.0
6,351		Selvaag Bolig ASA	29,482	0.0
7,502		Sparebank 1 Nord Norge	55,909	0.0
59,056		SpareBank 1 SMN	597,106	0.3
10,349		Sparebanken Vest	72,390	0.1
4,656	@	Spectrum ASA	22,502	0.0
7,435		Weifa ASA	28,367	0.0
			3,178,694	1.5

		Philippines: 0.0%
24,230		Cebu Air, Inc.	48,498	0.0
11,300		Lopez Holdings Corp.	1,567	0.0
2,770		San Miguel Pure Foods Co., Inc.	16,908	0.0
			66,973	0.0

		Poland: 0.1%
4,112	@	Grupa Lotos SA	55,563	0.0
29,912	@	Impexmetal SA	36,603	0.1
1,050		PCC Rokita SA	27,595	0.0
			119,761	0.1

		Qatar: 0.0%
13,944		United Development Co. QSC	64,956	0.0

		Russia: 0.0%
6,231	@	Exillon Energy PLC	9,537	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: 1.1%
46,100		800 Super Holdings Ltd.	$43,576	0.0
90,600		Breadtalk Group Ltd.	116,998	0.1
58,900		Centurion Corp. Ltd.	22,384	0.0
107,900		China Sunsine Chemical Holdings Ltd.	70,864	0.1
400		Chip Eng Seng Corp. Ltd.	214	0.0
143,900		CSE Global Ltd.	44,068	0.1
87,600		Design Studio Group Ltd.	37,783	0.0
25,500		Elec & Eltek International Co., Ltd.	42,330	0.0
195,000		Fortune Real Estate Investment Trust	242,664	0.1
102,900		Frencken Group Ltd.	37,966	0.0
40,400		GL Ltd.	21,912	0.0
16,100		Ho Bee Investment Ltd.	28,728	0.0
28,500		Hock Lian Seng Holdings Ltd.	10,410	0.0
52,690		Hong Leong Asia Ltd.	42,143	0.0
13,300		Hong Leong Finance Ltd.	25,786	0.0
42,200		iFAST Corp. Ltd.	33,281	0.0
337,000		IGG, Inc.	566,922	0.3
165,844		Mapletree Industrial Trust	226,978	0.1
20,300		Micro-Mechanics Holdings Ltd.	18,875	0.0
7,700		NSL Ltd./Singapore	8,119	0.0
13,300		Sing Investments & Finance Ltd.	14,869	0.0
79,940		Sunningdale Tech Ltd.	119,081	0.1
134,000		Tai Sin Electric Ltd.	43,508	0.0
83,500		Tiong Woon Corp. Holding Ltd.	15,096	0.0
15,000		Tuan Sing Holdings Ltd.	3,700	0.0
431,450		UMS Holdings Ltd.	337,264	0.2
4,400		Venture Corp. Ltd.	42,745	0.0
			2,218,264	1.1

		South Africa: 0.7%
18,756		Aeci Ltd.	150,859	0.1
14,785		African Oxygen Ltd.	21,103	0.0
158,675		Alviva Holdings Ltd.	244,898	0.1
30,070		DataTec Ltd.	131,061	0.1
9,838		Exxaro Resources Ltd.	81,237	0.0
20,236		Hulamin Ltd.	9,827	0.0
23,004		Liberty Holdings Ltd.	197,354	0.1
14,526		Metair Investments Ltd.	21,372	0.0
3,509	L	MiX Telematics Ltd. ADR	28,563	0.0
32,074		Raubex Group Ltd.	57,802	0.0
119,149		Telkom SA Ltd.	588,117	0.3
27,426		Texton Property Fund Ltd.	15,920	0.0
			1,548,113	0.7

		South Korea: 3.1%
697		Asia Cement Co. Ltd.	54,159	0.0
432		Asia Holdings Co. Ltd.	44,009	0.0
10,059	@	AUK Corp.	22,462	0.0
61		Dae Han Flour Mills Co. Ltd.	10,302	0.0
20,399		Daewon San Up Co. Ltd.	134,164	0.1
4,212		Dongil Industries Co. Ltd.	282,293	0.2
3,450		DongKook Pharmaceutical Co. Ltd.	185,584	0.1
9,358		DuzonBizon Co. Ltd.	291,850	0.2
1,320		GS Home Shopping, Inc.	277,587	0.1
1,245		Hankuk Paper Manufacturing Co. Ltd.	32,876	0.0
11,302		Hotel Shilla Co. Ltd.	655,484	0.3
656	@	Hugel, Inc.	340,742	0.2
3,640		Inzi Controls Co. Ltd.	16,608	0.0
759		Kangnam Jevisco Co., Ltd.	27,469	0.0
3,519		KISCO Corp.	136,001	0.1
6,480		KIWOOM Securities Co. Ltd.	491,824	0.2
5,535		Korea Aerospace Industries Ltd.	256,029	0.1
1,480		Korea Airport Service Co. Ltd.	58,721	0.0
3,014		Kwangju Bank Co. Ltd.	37,304	0.0
1,532	@	Kyeryong Construction Industrial Co., Ltd.	24,505	0.0
1,996		LF Corp.	55,938	0.0
230		Mi Chang Oil Industrial Co. Ltd.	18,414	0.0
44,437		Nexen Tire Corp.	528,201	0.3
6,830		Poongsan Corp./New	303,233	0.2
2,956		POSCO Coated & Color Steel Co. Ltd.	84,397	0.1
908		RedcapTour Co. Ltd.	13,713	0.0
862		S&T Holdings Co. Ltd.	12,720	0.0
3,410		Saeron Automotive Corp.	23,890	0.0
843		Sam Jung Pulp Co. Ltd.	34,012	0.0
8,006		Sam Young Electronics Co. Ltd.	98,347	0.1
10,415		Samsung Securities Co. Ltd.	377,526	0.2
1,072		SeAH Special Steel Co. Ltd.	22,700	0.0
1,841		Sejong Industrial Co., Ltd.	14,066	0.0
3,164		Sewon Precision Industry Co. Ltd.	46,652	0.0
7,425		SFA Engineering Corp.	249,082	0.1
7,874		SKC Co., Ltd.	254,872	0.1
12,513		SL Corp.	248,681	0.1
126		Taekwang Industrial Co. Ltd.	139,055	0.1
11,020		TES Co. Ltd./Korea	293,637	0.2
4,014		UIL Co. Ltd	25,181	0.0
3,650		Uju Electronics Co. Ltd.	48,273	0.0
4,884		Visang Education, Inc.	56,956	0.0
1,493		YESCO Co. Ltd.	51,099	0.0
5,141		Yoosung Enterprise Co. Ltd.	18,744	0.0
			6,399,362	3.1

		Spain: 1.7%
47,551		Bankinter S.A.	462,783	0.2
30,892		Distribuidora Internacional de Alimentacion SA	208,073	0.1
13,867		Ebro Foods SA	331,926	0.1
11,546		Enagas	326,324	0.2
12,771		Ercros SA	46,400	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
101,419		FAES FARMA SA	$321,647	0.2
14,515		Siemens Gamesa Renewable Energy SA	237,482	0.1
11,095		Lar Espana Real Estate Socimi SA	111,104	0.1
51,753	@	Liberbank SA	59,611	0.0
17,464		Merlin Properties Socimi SA	235,024	0.1
16,020		Papeles y Cartones de Europa SA	140,716	0.1
52,394		Sol Melia SA	812,110	0.4
4,475		Tecnicas Reunidas SA	158,688	0.1
			3,451,888	1.7

		Sweden: 2.0%
1,220		Ahlstrom-Munksjo Oyj	25,159	0.0
3,403		BioGaia AB	126,868	0.1
7,987		Biotage AB	57,624	0.0
15,911		Cellavision AB	257,889	0.1
24,120		Com Hem Holding AB	352,518	0.2
27,470		Concentric AB	431,017	0.2
22,031	#	Dometic Group AB	186,229	0.1
6,230		Intrum Justitia AB	202,720	0.1
14,152		JM AB	496,722	0.3
56,272	@	KappAhl Holding AB	320,135	0.2
9,388		KNOW IT AB	151,451	0.1
8,748	@	Medivir AB	72,595	0.0
1,294		NCC AB	33,721	0.0
11,224		New Wave Group AB	78,192	0.0
1,263		Profilgruppen AB	18,677	0.0
156,091		Rottneros AB	140,164	0.1
18,788	#	Scandic Hotels Group AB	261,209	0.1
1,195		Sectra AB	22,571	0.0
12,679	@	Swedish Orphan Biovitrum AB	193,065	0.1
2,024		Tethys Oil AB	14,603	0.0
2,606	@	THQ Nordic AB	17,672	0.0
2,837		Vitrolife AB	229,806	0.1
18,574		Wihlborgs Fastigheter AB	451,803	0.2
			4,142,410	2.0

		Switzerland: 5.3%
7,802		Adecco Group AG	595,238	0.3
630		Allreal Holding AG	114,552	0.0
2,006		Bobst Group AG	223,339	0.1
21		Carlo Gavazzi Holding AG	7,661	0.0
9,949		Clariant AG	231,190	0.1
1,440		Coltene Holding AG	149,071	0.1
455		Compagnie Financiere Tradition SA	41,832	0.0
501		Emmi AG	352,976	0.2
1,343		Feintool International Holding AG	164,029	0.1
1,333		Flughafen Zuerich AG	339,967	0.2
29		Forbo Holding AG	44,032	0.0
5,519	#,@	Galenica Sante Ltd.	256,576	0.1
584		Georg Fischer AG	664,208	0.3
717		Goldbach Group AG	22,987	0.0
313		Helvetia Holding AG	174,944	0.1
45,054		IWG PLC	195,207	0.1
4,105		Julius Baer Group Ltd.	232,372	0.1
2,332		Kardex AG	257,088	0.1
1,171	@	Lastminute.com NV	14,532	0.0
25,939		Logitech International SA	941,456	0.5
3,333		Lonza Group AG	792,170	0.4
9		Metall Zug AG	37,659	0.0
12,892		Mobilezone Holding AG	186,657	0.1
38,275		OC Oerlikon Corp. AG	560,001	0.3
5,633		Oriflame Holding AG	216,253	0.1
773		Partners Group	501,807	0.2
33		Sika AG	227,412	0.1
663	@	Straumann Holding AG	374,408	0.2
2,021		Swiss Life Holding AG	737,569	0.4
2,649		Swissquote Group Holding SA	76,296	0.0
7,850		Tecan Group AG	1,464,055	0.7
1,203		u-blox Holding AG	238,887	0.1
84		Vetropack Holding AG	177,391	0.1
11,869	#,@	Wizz Air Holdings PLC	407,376	0.2
			11,021,198	5.3

		Taiwan: 1.4%
123,000		Asia Optical Co., Inc.	289,502	0.1
1,649,000		AU Optronics Corp.	667,562	0.3
127,000		Career Technology MFG. Co. Ltd.	84,386	0.1
32,000		Catcher Technology Co., Ltd.	367,773	0.2
56,000		Chia Chang Co. Ltd.	45,346	0.0
482,000		Innolux Corp.	235,124	0.1
75,200		Coretronic Corp.	95,133	0.1
42,000		Foxlink Image Technology Co. Ltd.	23,832	0.0
25,000		FSP Technology, Inc.	19,987	0.0
45,000		Globalwafers Co. Ltd.	354,256	0.2
26,800		Hotung Investment Holdings Ltd.	45,090	0.0
14,000		Hung Poo Real Estate Development Corp. Ltd.	10,826	0.0
39,000		ITEQ Corp.	59,332	0.0
117,000		Primax Electronics Ltd.	255,546	0.1
14,177		Raydium Semiconductor Corp.	29,244	0.0
183,960		Sunrex Technology Corp.	123,927	0.1
26,000		Taiwan Surface Mounting Technology Co. Ltd.	21,306	0.0
18,000		Wah Lee Industrial Corp.	30,106	0.0
187,000		Wistron Corp.	188,710	0.1
			2,946,988	1.4

		Thailand: 1.1%
76,200		AAPICO Hitech PCL	53,355	0.0
217,000		Cal-Comp Electronics Thailand PCL	21,062	0.0
423,300	@	Esso Thailand PCL	125,380	0.1
312,900		Hwa Fong Rubber Thailand PCL	49,385	0.0
319,300	@	Mermaid Maritime PCL	40,035	0.0
43,700		Padaeng Industry PCL	27,184	0.0
500,000		Raimon Land PCL	17,580	0.0
203,900		Star Petroleum Refining PCL	94,404	0.1
131,600		Thai Metal Trade PCL	55,317	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
1,242,700		Thanachart Capital PCL	$1,783,393	0.9
			2,267,095	1.1

		Turkey: 0.0%
13,543		Is Yatirim Menkul Degerler A.S.	6,702	0.0
24,088		Turkiye Halk Bankasi AS	103,347	0.0
			110,049	0.0

		United Arab Emirates: 0.1%
102,811	@	Lamprell PLC	134,292	0.1

		United Kingdom: 12.5%
47,001		888 Holdings PLC	159,684	0.1
61,077		Abcam PLC	827,424	0.4
95,333	@	Aldermore Group PLC	273,199	0.1
1,833		Animalcare Group PLC	8,525	0.0
46,853	#	Auto Trader Group PLC	236,629	0.1
908		Awilco Drilling PLC	3,349	0.0
200,178		B&M European Value Retail SA	951,361	0.5
46,004		Beazley PLC	310,900	0.2
7,050		Bellway PLC	296,866	0.1
6,204	@	BTG PLC	53,933	0.0
71,932	@	Cairn Energy PLC	170,773	0.1
28,179		Capital & Regional PLC	21,099	0.0
9,468		Caretech Holdings PLC	53,091	0.0
1,505		Churchill China PLC	17,474	0.0
23,107		Cineworld Group PLC	210,091	0.1
31,781		Clinigen Group Plc	420,157	0.2
28,819		Communisis PLC	18,101	0.0
12,915		Computacenter PLC	150,805	0.1
26,461		Consort Medical PLC	371,820	0.2
111,440	#,@	ConvaTec Group PLC	456,835	0.2
37,353		Costain Group PLC	230,932	0.1
130,322		Dart Group PLC	836,092	0.4
7,748		Dechra Pharmaceuticals PLC	181,284	0.1
33,075		DS Smith PLC	210,692	0.1
33,479	@	EKF Diagnostics Holdings PLC	11,153	0.0
61,138		Electrocomponents Plc	500,385	0.2
108,195		Elementis PLC	422,915	0.2
61,092	@	EI Group PLC	114,862	0.1
92,728		Fenner Plc	421,786	0.2
7,655		Fidessa Group PLC	228,664	0.1
14,872		Finsbury Food Group PLC	22,565	0.0
6,284		Games Workshop Group PLC	132,824	0.1
88,044	@	Gem Diamonds Ltd.	95,836	0.1
12,171		Genus PLC	277,650	0.2
32,767	@	Gocompare.Com Group PLC	48,961	0.0
60,577		Grainger PLC	210,188	0.1
16,867		Greggs Plc	244,798	0.1
3,485		H&T Group PLC	13,266	0.0
134,353		Hansteen Holdings PLC	225,127	0.1
2,371		Hargreaves Services PLC	10,597	0.0
328,382		Hays PLC	722,153	0.4
6,629		Headlam Group PLC	51,428	0.0
19,639		Hikma Pharmaceuticals PLC	365,574	0.2
40,516		Hill & Smith Holdings PLC	716,322	0.4
2,695		Hilton Food Group PLC	24,019	0.0
53,372	@	Hunting PLC	330,318	0.2
178,176	#	Ibstock PLC	599,468	0.3
5,724		IG Design Group PLC	28,661	0.0
2,500	@	IMImobile PLC	6,862	0.0
19,134		Inchcape PLC	202,828	0.1
91,141		Indivior PLC	461,376	0.2
27,077		Inland Homes PLC	21,078	0.0
21,767		Intermediate Capital Group PLC	260,268	0.1
80,717		Investec PLC - INP - ZAR	609,719	0.3
39,598		Investec PLC - INVP - GBP	300,667	0.1
4,768		J D Wetherspoon PLC	64,356	0.0
996		James Cropper PLC	22,800	0.0
9,406		James Fisher & Sons PLC	194,841	0.1
74,358		JD Sports Fashion PLC	351,482	0.2
13,313		Johnson Service Group PLC	23,274	0.0
36,013		JRP Group PLC	69,895	0.0
49,087	@	Jupiter Fund Management PLC	345,368	0.2
16,011		Kainos Group PLC	61,262	0.0
44,137		Keller Group PLC	512,463	0.3
27,562		Kier Group PLC	468,425	0.2
89,299		Ladbrokes Coral Group PLC	149,044	0.1
23,691		Low & Bonar PLC	26,882	0.0
8,035		LSL Property Services PLC	26,981	0.0
742		Luxfer Holdings PLC ADR	9,423	0.0
94,012		Mcbride PLC	234,435	0.1
14,095		Microgen PLC	81,269	0.1
3,026		Millennium & Copthorne Hotels PLC	18,282	0.0
98,507	@	Moneysupermarket.com Group PLC	431,296	0.2
6,137		Morgan Sindall PLC	110,931	0.1
66,120	@	National Express Group PLC	317,815	0.2
17,082		NEX Group PLC	150,215	0.1
35,554	@	Northgate PLC	202,510	0.1
87,806	@	Ophir Energy PLC	84,525	0.0
621,616		Pendragon PLC	246,048	0.1
18,920		Pennon Group PLC	201,101	0.1
15,648		Playtech Ltd.	198,305	0.1
97,452		Polypipe Group PLC	515,856	0.3
78,282		QinetiQ PLC	248,990	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
33,315	@ Redrow PLC	$260,218	0.1
193,514	Rentokil Initial PLC	741,646	0.4
128,816	Restaurant Group PLC	568,346	0.3
18,784	RPC Group PLC	222,098	0.1
60,210	Safestore Holdings PLC	335,559	0.2
45,164	Savills PLC	544,647	0.3
40,357	Severfield-Rowen PLC	39,536	0.0
39,221	Softcat PLC	206,396	0.1
32,134	Speedy Hire PLC	23,107	0.0
7,885	SSP Group PLC	53,006	0.0
3,420	Staffline Group PLC	54,780	0.0
159	@ Stallergenes Greer PLC	6,757	0.0
3,172	Stolt-Nielsen Ltd.	48,410	0.0
31,951	Tate & Lyle PLC	283,315	0.1
3,692	@ Tribal Group PLC	3,526	0.0
16,427	Trinity Mirror PLC	22,649	0.0
33,796	@ TP ICAP PLC	217,111	0.1
162,152	Tyman PLC	755,220	0.4
9,011	U & I Group PLC	22,381	0.0
20,512	Ultra Electronics Holdings PLC	566,921	0.3
24,597	Unite Group PLC	217,811	0.1
51,724	Vertu Motors PLC	29,857	0.0
168	Vitec Group PLC	2,234	0.0
185,260	Volution Group PLC	465,032	0.2
20,089	XLMedia PLC	34,059	0.0
8,950	YouGov PLC	30,643	0.0
64,886	Synthomer PLC	419,345	0.2
		25,696,118	12.5

	United States: 0.0%
2,770	@ Nova Measuring Instruments Ltd.	64,596	0.0

	Total Common Stock
	(Cost $171,215,779)	201,702,580	97.8

EXCHANGE-TRADED FUNDS: 0.2%
11,042	Vanguard FTSE Developed Markets ETF	469,396	0.2

	Total Exchange-Traded Funds
	(Cost $460,333)	469,396	0.2

PREFERRED STOCK: 1.0%
	Brazil: 0.0%
2,158	Cia de Gas de Sao Paulo	32,525	0.0

	Germany: 1.0%
14,019	Draegerwerk AG & Co. KGaA	1,508,284	0.8
381	Einhell Germany AG	31,432	0.0
66	KSB AG	37,737	0.0
2,648	Sartorius AG	250,274	0.1
225	STO AG	31,775	0.0
8,019	Villeroy & Boch AG	171,156	0.1
		2,030,658	1.0

	South Africa: 0.0%
776	Absa Bank Ltd.	43,484	0.0

	Total Preferred Stock
	(Cost $1,143,185)	2,106,667	1.0

CLOSED-END FUNDS: 0.1%
	United Kingdom: 0.1%
12,200	Electra Private Equity PLC	271,712	0.1

	Total Closed-End Funds
	(Cost $504,256)	271,712	0.1

	Total Long-Term Investments
	(Cost $173,323,553)	204,550,355	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 1.6%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 07/31/17, 0.95%, due 08/01/17 (Repurchase Amount $1,000,026, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,020,000, due 05/15/18-02/15/47)	1,000,000	0.5
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 07/31/17, 1.10%, due 08/01/17 (Repurchase Amount $1,000,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 08/15/17-05/20/67)	1,000,000	0.5
237,389	Daiwa Capital Markets, Repurchase Agreement dated 07/31/17, 1.07%, due 08/01/17 (Repurchase Amount $237,396, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $242,137, due 08/03/17-12/01/51)	237,389	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 07/31/17, 1.08%, due 08/01/17 (Repurchase Amount $1,000,030, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	$1,000,000	0.5
		3,237,389	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
1,865,357	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $1,865,357)	1,865,357	0.9

	Total Short-Term Investments
	(Cost $5,102,746)	5,102,746	2.5

	Total Investments in Securities (Cost $178,426,299)	$209,653,101	101.6
	Liabilities in Excess of Other Assets	(3,395,915)	(1.6)
	Net Assets	$206,257,186	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $178,723,538.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,938,919
Gross Unrealized Depreciation	(11,009,356)

Net Unrealized Appreciation	$30,929,563

Sector Diversification	Percentage of Net Assets
Industrials	24.5%
Consumer Discretionary	14.1
Information Technology	13.4
Materials	12.2
Health Care	11.1
Financials	8.8
Real Estate	5.6
Consumer Staples	3.9
Energy	3.5
Telecommunication Services	1.2
Utilities	0.6
Exchange-Traded Funds	0.2
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$982,056	$7,505,673	$–	$8,487,729
Austria	1,767,689	1,615,774	–	3,383,463
Belgium	1,746,805	702,017	–	2,448,822
Brazil	117,712	–	–	117,712
Canada	11,556,838	268,767	–	11,872,470
China	1,016,222	1,621,233	–	2,637,455
Cyprus	33,531	–	–	33,531
Denmark	714,532	988,506	–	1,703,038
Finland	252,203	902,284	–	1,154,487
France	3,937,869	11,983,944	–	15,921,813
Germany	954,757	11,331,435	–	12,286,192
Hong Kong	562,727	4,141,068	–	4,703,795
India	128,469	333,996	–	462,465
Indonesia	14,973	381,529	–	396,502
Ireland	585,350	697,571	–	1,282,921
Israel	576,420	1,208,185	–	1,784,605
Italy	2,347,759	9,279,655	–	11,627,414
Japan	520,418	49,512,608	–	50,035,708
Liechtenstein	98,490	–	–	98,490
Luxembourg	1,110,740	535,758	–	1,646,498
Malaysia	322,557	252,115	–	574,672
Marshall Islands	21,347	–	–	21,347
Mexico	118,468	–	–	118,468
Netherlands	1,550,382	3,373,172	–	4,923,554
New Zealand	168,434	370,701	–	539,135
Norway	783,871	2,394,823	–	3,178,694
Philippines	65,406	1,567	–	66,973
Poland	64,198	55,563	–	119,761
Qatar	64,956	–	–	64,956
Russia	9,537	–	–	9,537
Singapore	701,944	1,516,320	–	2,218,264
South Africa	1,269,522	278,591	–	1,548,113
South Korea	1,462,227	4,937,135	–	6,399,362
Spain	472,642	2,979,246	–	3,451,888
Sweden	1,276,155	2,866,255	–	4,142,410
Switzerland	1,083,012	9,938,186	–	11,021,198
Taiwan	45,090	2,901,898	–	2,946,988
Thailand	98,119	2,168,976	–	2,267,095
Turkey	–	110,049	–	110,049
United Arab Emirates	134,292	–	–	134,292
United Kingdom	12,344,896	13,351,222	–	25,696,118
United States	64,596	–	–	64,596
Total Common Stock	51,147,211	150,505,822	–	201,702,580
Exchange-Traded Funds	469,396	–	–	469,396
Preferred Stock	278,597	1,828,070	–	2,106,667
Short-Term Investments	1,865,357	3,237,389	–	5,102,746
Closed-End Funds	271,712	–	–	271,712
Total Investments, at fair value	$54,032,273	$155,571,281	$–	$209,653,101
Other Financial Instruments+
Forward Foreign Currency Contracts	–	490	–	490
Total Assets	$54,032,273	$155,571,771	$–	$209,653,591

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

(1)	For the period ended July 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At July 31, 2017, securities valued at $5,496,642 and $15,145,583 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $1,068 transferred from Level 3 to Level 1 due to quoted prices in active markets becoming available.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2017, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	6,194,053	USD	55,694	Morgan Stanley & Co. International PLC	08/02/17	$490
						$490

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$490
Total Asset Derivatives		$490

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

Morgan Stanley & Co. International PLC
Assets:
Forward foreign currency contracts	$490
Total Assets	$490

Net OTC derivative instruments by counterparty, at fair value	$490

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$490

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.7%
		Airlines: 2.5%
600,000	@	Aeroflot - Russian Airlines PJSC	$2,024,084	2.5

		Apparel Retail: 1.1%
567,900	@	Detsky Mir PJSC	862,004	1.1

		Diversified Banks: 19.5%
240,000	@,L	Halyk Savings Bank of Kazakhstan JSC GDR	2,256,000	2.8
800,000	@	Sberbank of Russia PJSC	2,203,625	2.7
805,000		Sberbank PAO ADR	9,454,725	11.8
80,000	@	TBC Bank Group PLC	1,767,996	2.2
			15,682,346	19.5

		Diversified Metals & Mining: 5.2%
5,700		MMC Norilsk Nickel OJSC	851,091	1.1
220,000		MMC Norilsk Nickel PJSC ADR	3,304,400	4.1
			4,155,491	5.2

		Electric Utilities: 4.8%
14,000,000		Inter RAO UES PJSC	884,700	1.1
230,000,000		RusHydro JSC	2,950,493	3.7
			3,835,193	4.8

		Financial Exchanges & Data: 3.8%
1,700,000		Moscow Exchange MICEX-RTS PJ	3,045,806	3.8

		Food Retail: 9.8%
20,000	@	Magnit OJSC	3,186,532	3.9
48,000		Magnit PJSC GDR	1,761,799	2.2
76,165	@	X5 Retail Group N.V. GDR	2,946,062	3.7
			7,894,393	9.8

		Gold: 1.1%
220,000	@	Kinross Gold Corp.	906,998	1.1

		Integrated Oil & Gas: 16.3%
406,790	@	Gazprom Neft JSC	1,358,231	1.7
110,000		Gazprom Neft PJSC ADR	1,834,080	2.3
1,100,000		Gazprom PJSC	2,137,535	2.6
165,000		Lukoil PJSC ADR	7,778,100	9.7
			13,107,946	16.3

		Internet Software & Services: 1.3%
37,500	@	Yandex NV	1,086,750	1.3

		IT Consulting & Other Services: 2.1%
19,500	@	EPAM Systems, Inc.	1,675,635	2.1

		Oil & Gas Equipment & Services: 2.7%
1,700,000	@	TMK PJSC	2,214,919	2.7

		Oil & Gas Exploration & Production: 13.7%
180,000		KazMunaiGas Exploration Production GDR	1,755,000	2.2
40,300		Novatek PJSC GDR	4,222,291	5.2
242,000	@	Tatneft PJSC	1,579,148	2.0
90,000		Tatneft PJSC ADR	3,472,200	4.3
			11,028,639	13.7

		Precious Metals & Minerals: 3.9%
2,250,000	@	Alrosa AO	3,149,511	3.9

		Real Estate Development: 1.2%
273,000		Etalon Group Ltd. GDR	975,975	1.2

		Wireless Telecommunication Services: 4.7%
260,000	@	Mobile TeleSystems PJSC	1,027,929	1.3
200,000		Mobile TeleSystems PJSC ADR	1,714,000	2.1
255,000		Sistema PJSC FC GDR	1,020,000	1.3
			3,761,929	4.7

	Total Common Stock
	(Cost $58,130,526)		75,407,619	93.7

PREFERRED STOCK: 3.3%
		Integrated Oil & Gas: 1.1%
1,880,000		Surgutneftegas OAO	905,569	1.1

		Oil & Gas Exploration & Production: 2.2%
405,000	@	Tatneft	1,791,646	2.2

	Total Preferred Stock
	(Cost $1,725,871)		2,697,215	3.3

	Total Long-Term Investments
	(Cost $59,856,397)		78,104,834	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 0.2%
150,079	Barclays Capital, Inc., Repurchase Agreement dated 07/31/17, 0.95%, due 08/01/17 (Repurchase Amount $150,083, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $153,081, due 05/15/18-02/15/47)
	(Cost $150,079)	150,079	0.2

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
1,935,293	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $1,935,293)	$1,935,293	2.4

	Total Short-Term Investments
	(Cost $2,085,372)	2,085,372	2.6

	Total Investments in Securities (Cost $61,941,769)	$80,190,206	99.6
	Assets in Excess of Other Liabilities	317,940	0.4
	Net Assets	$80,508,146	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of July 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at July 31, 2017.

Cost for federal income tax purposes is $62,792,232.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,896,833
Gross Unrealized Depreciation	(4,498,859)

Net Unrealized Appreciation	$17,397,974

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Common Stock
Airlines	$–	$2,024,084	$–	$2,024,084
Apparel Retail	–	862,004	–	862,004
Diversified Banks	13,478,721	2,203,625	–	15,682,346
Diversified Metals & Mining	3,304,400	851,091	–	4,155,491
Electric Utilities	–	3,835,193	–	3,835,193
Financial Exchanges & Data	–	3,045,806	–	3,045,806
Food Retail	2,946,062	4,948,331	–	7,894,393
Gold	906,998	–	–	906,998
Integrated Oil & Gas	7,778,100	5,329,846	–	13,107,946
Internet Software & Services	1,086,750	–	–	1,086,750
IT Consulting & Other Services	1,675,635	–	–	1,675,635
Oil & Gas Equipment & Services	–	2,214,919	–	2,214,919
Oil & Gas Exploration & Production	5,227,200	5,801,439	–	11,028,639
Precious Metals & Minerals	–	3,149,511	–	3,149,511
Real Estate Development	975,975	–	–	975,975
Wireless Telecommunication Services	2,734,000	1,027,929	–	3,761,929
Total Common Stock	40,113,841	35,293,778	–	75,407,619

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Preferred Stock	$–	$2,697,215	$–	$2,697,215
Short-Term Investments	1,935,293	150,079	–	2,085,372
Total Investments, at fair value	$42,049,134	$38,141,072	$–	$80,190,206

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2017